UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07883

ICON Funds

(Exact name of registrant as specified in charter)

5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Address of principal executive offices) (Zip code)

Carrie M. Schoffman 5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2014

Date of reporting period: March 31, 2014

Item 1. Reports to Stockholders.

2014 SEMIANNUAL REPORT

ICON DIVERSIFIED FUNDS

INVESTMENT UPDATE

(UNAUDITED)

ICON Bond Fund

ICON Equity Income Fund

ICON Fund

ICON Long/Short Fund

ICON Opportunities Fund

ICON Risk-Managed Balanced Fund (formerly, ICON Risk-Managed Equity Fund)

1-800-764-0442 | www.iconfunds.com

SAR-DIV-14 B95218

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442     •    www.iconfunds.com

ABOUT THIS REPORT (UNAUDITED)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2014, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

There are risks associated with selling short, including the risk that the ICON Long/Short Fund may have to cover its short position at a higher price than the short price, resulting in a loss. The ICON Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. Call options involve certain risks, such as limited gains and lack of liquidity in the underlying securities, and are not suitable for all investors.

Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. The ICON Bond Fund and ICON Equity Income Fund may invest up

2	ABOUT THIS REPORT

to 25% of its assets in high-yield bonds that are below investment grade. ICON Risk-Managed Balanced Fund may invest up to 10% of its assets in high-yield bonds that are below investment grade. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other higher-quality bonds.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

Investments in other mutual fund companies may entail certain risks. For example, the Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Additionally, an investment by the Fund or underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ABOUT THIS REPORT	3

ICON BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares or Principal Amount		Interest Rate	Maturity Date	Value

Corporate Bonds (50.6%)
$2,500,000	AIG Life Holdings, Inc.	6.63%	02/15/29	$2,988,332
2,798,000	Altria Group, Inc.	9.25%	08/06/19	3,692,081
3,000,000	Black Hills Corp.	5.88%	07/15/20	3,436,527
1,000,000	CNL Lifestyle Properties, Inc. REIT	7.25%	04/15/19	1,050,000
1,000,000	Comcast Cable Holdings LLC	10.13%	04/15/22	1,390,106
2,500,000	EPR Properties REIT	5.25%	07/15/23	2,540,485
1,300,000	Everest Reinsurance Holdings, Inc.(a)	6.60%	05/01/67	1,319,500
1,750,000	Five Corners Funding Trust(b)	4.42%	11/15/23	1,793,325
1,000,000	Fulton Capital Trust I Ltd.	6.29%	02/01/36	940,000
2,500,000	General Electric Capital Corp. / LJ VP Holdings LLC(b)	3.80%	06/18/19	2,647,492
1,000,000	Gibson Brands, Inc.(b)	8.88%	08/01/18	1,065,000
1,000,000	Goodman Networks, Inc.(c)	12.13%	07/01/18	1,065,000
450,000	Hospira, Inc.	6.05%	03/30/17	498,119
1,000,000	iGATE Corp.(d)	9.00%	05/01/16	1,050,000
800,000	Jefferies Finance LLC / JFIN Co-Issuer Corp.(b)	6.88%	04/15/22	806,000
1,500,000	Kiowa Power Partners LLC(b)	5.74%	03/30/21	1,594,909
3,500,000	Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.	5.75%	04/15/23	3,731,875
1,000,000	Macy’s Retail Holdings, Inc.	6.65%	07/15/24	1,195,006
300,000	MeadWestvaco Corp.(d)	7.38%	09/01/19	358,777
950,000	Morgan Stanley(c)	3.50%	10/15/20	950,083
1,500,000	Prudential Financial, Inc.(a)	8.88%	06/15/38	1,837,500
300,000	Prudential Holdings LLC, Series FSA(b)	7.25%	12/18/23	367,799
1,250,000	Regency Energy Partners L.P. / Regency Energy Finance Corp.	5.50%	04/15/23	1,259,375
1,500,000	SESI LLC	7.13%	12/15/21	1,672,500
2,045,000	Steelcase, Inc.	6.38%	02/15/21	2,315,472
1,000,000	United Refining Co.	10.50%	02/28/18	1,110,000
1,500,000	UnitedHealth Group, Inc.	3.88%	10/15/20	1,586,325
1,000,000	Valley National Bancorp	5.13%	09/27/23	1,034,968
850,000	Valmont Industries, Inc.	6.63%	04/20/20	987,015
2,000,000	Williams Cos., Inc., Series A	7.50%	01/15/31	2,200,922
518,000	Williams Cos., Inc.	7.75%	06/15/31	581,155

Total Corporate Bonds (Cost $48,607,741)				49,065,648

4	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
U.S. Treasury Obligations (22.0%)
$4,000,000	U.S. Treasury Note	1.88%	08/31/17	$4,101,248
5,500,000	U.S. Treasury Note	2.75%	11/15/23	5,524,920
2,000,000	U.S. Treasury Note	0.25%	02/28/15	2,002,032
2,500,000	U.S. Treasury Note	0.38%	02/15/16	2,499,903
5,500,000	U.S. Treasury Note	1.13%	12/31/19	5,240,466
2,000,000	U.S. Treasury Note	0.13%	12/31/14	2,000,468

Total U.S. Treasury Obligations (Cost $21,384,131)				21,369,037
Foreign Corporate Bonds (7.6%)
2,000,000	Aspen Insurance Holdings Ltd.	4.65%	11/15/23	2,019,318
2,000,000	Drill Rigs Holdings, Inc.(b)	6.50%	10/01/17	2,085,000
3,000,000	Shelf Drilling Holdings Ltd.(b)(d)	8.63%	11/01/18	3,247,500

Total Foreign Corporate Bonds (Cost $7,396,038)				7,351,818
Closed-End Mutual Funds (9.8%)
349,548	American Strategic Income Portfolio, Inc. II(d)			2,904,744
384,311	American Strategic Income Portfolio, Inc. III(d)			2,732,451
169,139	BlackRock Enhanced Government Fund, Inc.			2,376,403
6,916	Helios Strategic Income Fund, Inc.(d)			46,891
82,221	Western Asset Inflation Management Fund, Inc.			1,468,467

Total Closed-End Mutual Funds (Cost $9,303,316)				9,528,956
Preferred Stocks (7.0%)
89,550	American Homes 4 Rent REIT, Series B(e)			2,193,975
186,766	Gramercy Property Trust, Inc. REIT, Series A(d)			4,648,606

Total Preferred Stocks (Cost $7,547,137)				6,842,581
Collateral for Securities on Loan (3.8%)
3,712,175	State Street Navigator Prime Portfolio, 0.16%			3,712,175

Total Collateral for Securities on Loan (Cost $3,712,175)				3,712,175
Short-Term Investments (0.6%)
$589,158	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/14			589,158

Total Short-Term Investments (Cost $589,158)				589,158
Total Investments 101.4% (Cost $98,539,696)				98,459,373
Liabilities Less Other Assets (1.4)%				(1,404,692)

Net Assets 100.0%				$97,054,681

SCHEDULE OF INVESTMENTS	5

The accompanying notes are an integral part of the financial statements.

(a)	Floating Rate Security. Rate disclosed is as of March 31, 2014.

(b)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Step Bond - the coupon is at a fixed rate and resets at a specific date and rate. The rate disclosed is as of March 31, 2014.
(d)	All or a portion of the security was on loan as of March 31, 2014.

(e)	Preferred Stock - the coupon is at a fixed rate and resets at a specific date and rate. The rate disclosed is as of March 31, 2014.

REIT	Real Estate Investment Trust

ICON Bond Fund

Credit Diversification

March 31, 2014 (unaudited)

Aaa	22.0%
A1	2.7%
A2	0.4%
A3	3.0%
Baa1	12.3%
Baa2	11.2%
Baa3	13.3%
Ba1	0.5%
Ba2	1.7%
Ba3	1.1%

B1	5.4%
B2	5.5%
B3	1.1%

80.2%

Percentages are based upon U.S. Treasury obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

6	SCHEDULE OF INVESTMENTS

ICON EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (78.4%)
5,700	American Water Works Co., Inc.	$258,780
1,200	Apple, Inc.	644,088
10,900	BCE, Inc.	470,226
15,900	CA, Inc.	492,423
6,200	Camden Property Trust, REIT	417,508
5,700	Campbell Soup Co.	255,816
5,200	Cedar Fair L.P.	264,836
15,100	CMS Energy Corp.	442,128
8,900	Coca-Cola Co.	344,074
15,400	ConAgra Foods, Inc.	477,862
6,200	ConocoPhillips	436,170
12,700	Corrections Corp. of America, REIT	397,764
7,900	Dow Chemical Co.	383,861
10,200	Dr. Pepper Snapple Group, Inc.	555,492
4,800	HollyFrontier Corp.	228,384
3,600	Ingredion, Inc.	245,088
6,700	Invesco, Ltd.	247,900
15,100	Knoll, Inc.	274,669
10,400	Laclede Group, Inc.	490,360
4,800	Las Vegas Sands Corp.	387,744
4,600	LyondellBasell Industries, Class A	409,124
12,700	Main Street Capital Corp.(a)	417,322
42,000	MFA Financial, Inc., REIT	325,500
7,000	MTS Systems Corp.	479,430
6,800	Nordstrom, Inc.	424,660
2,800	Norfolk Southern Corp.	272,076
3,700	Northern Trust Corp.	242,572
26,500	PDL BioPharma, Inc.(a)	220,215
9,900	PG&E Corp.	427,680
7,200	Philip Morris International, Inc.	589,464

Shares or Principal Amount		Value
7,800	Piedmont Natural Gas Co., Inc.	$276,042
1,400	Public Storage, REIT	235,886
11,600	Reynolds American, Inc.	619,672
11,400	Rogers Communications, Inc., Class B	472,416
10,000	SCANA Corp.	513,200
23,800	Steel Dynamics, Inc.	423,402
4,900	TransCanada Corp.(a)	223,048
2,600	Travelers Cos., Inc.	221,260
5,400	Tupperware Brands Corp.	452,304
14,600	UIL Holdings Corp.	537,426
9,700	Ultrapar Participacoes S.A., ADR	233,673
2,200	United Technologies Corp.	257,048
7,200	Ventas, Inc., REIT	436,104
16,300	Westar Energy, Inc.(a)	573,108
19,800	Xcel Energy, Inc.	601,128

Total Common Stocks (Cost $16,586,023)		17,598,933
Preferred Stocks (6.2%)
14,100	Discover Financial Services, Series B	345,873
21,800	Gramercy Property Trust, Inc. REIT, Series A	542,602
21,000	Stanley Black & Decker, Inc.(a)	503,370

Total Preferred Stocks (Cost $1,446,364)		1,391,845
Convertible Preferred Stocks (4.1%)
3,100	Bunge, Ltd.	328,600
500	Wells Fargo & Co., Series L	586,500

Total Convertible Preferred Stocks (Cost $914,747)		915,100

SCHEDULE OF INVESTMENTS	7

Shares or Principal Amount		Value
Closed-End Mutual Fund (2.0%)
24,566	Western Asset Inflation Management Fund, Inc.	$438,749

Total Closed-End Mutual Funds (Cost $438,974)		438,749

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Foreign Corporate Bonds (1.2%)
$250,000	Shelf Drilling Holdings Ltd.(a)(b)	8.63%	11/01/18	$270,625

Total Foreign Corporate Bonds (Cost $264,898)				270,625
Corporate Bond (0.7%)
150,000	B/E Aerospace, Inc.	6.88%	10/01/20	164,625

Total Corporate Bonds (Cost $162,957)				164,625

Shares or Principal Amount		Value
Collateral for Securities on Loan (8.2%)
1,847,032	State Street Navigator Prime Portfolio, 0.16%	$1,847,032

Total Collateral for Securities on Loan (Cost $1,847,032)		1,847,032
Short-Term Investments (6.9%)
$1,539,950	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/14	1,539,950

Total Short-Term Investments (Cost $1,539,950)		1,539,950
Total Investments 107.7% (Cost $23,200,945)		24,166,859
Liabilities Less Other Assets (7.7)%		(1,718,646)

Net Assets 100.0%		$22,448,213

The accompanying notes are an integral part of the financial statements.

(a)	All or a portion of the security was on loan as of March 31, 2014.

(b)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

8	SCHEDULE OF INVESTMENTS

ICON Equity Income Fund

Sector Composition

March 31, 2014 (unaudited)

Utilities	22.7%
Financial	19.7%
Consumer Staples	15.2%
Information Technology	7.2%
Consumer Discretionary	6.8%
Industrials	5.8%
Materials	5.4%
Energy	4.9%
Health Care	1.0%

88.7%

Percentages are based upon common, preferred and convertible preferred stocks as a percentage of net assets.

ICON Equity Income Fund

Industry Composition

March 31, 2014 (unaudited)

Multi-Utilities	8.9%
Tobacco	5.4%
Electric Utilities	5.0%
Asset Management & Custody Banks	4.1%
Soft Drinks	4.0%
Gas Utilities	3.4%
Packaged Foods & Meats	3.2%
Specialized REIT’s	2.9%
Technology Hardware, Storage & Peripherals	2.9%
Agricultural Products	2.6%
Diversified Banks	2.6%
Office REIT’s	2.4%
Industrial Machinery	2.3%
Systems Software	2.2%
Electronic Equipment & Instruments	2.1%
Integrated Telecommunication Services	2.1%
Wireless Telecommunication Services	2.1%
Housewares & Specialties	2.0%

Oil & Gas Storage & Transportation	2.0%
Department Stores	1.9%
Health Care REITs	1.9%
Integrated Oil & Gas	1.9%
Residential REIT’s	1.9%
Steel	1.9%
Commodity Chemicals	1.8%
Casinos & Gaming	1.7%
Diversified Chemicals	1.7%
Consumer Finance	1.5%
Mortgage REIT’s	1.4%
Leisure Facilities	1.2%
Office Services & Supplies	1.2%
Railroads	1.2%
Water Utilities	1.2%
Aerospace & Defense	1.1%
Biotechnology	1.0%
Oil & Gas Refining & Marketing	1.0%
Property & Casualty Insurance	1.0%

88.7%

Percentages are based upon common, preferred and convertible preferred stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	9

ICON FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (94.4%)
11,700	Accenture PLC, Class A	$932,724
11,600	Alaska Air Group, Inc.	1,082,396
12,100	Aon PLC	1,019,788
3,200	Apple, Inc.	1,717,568
6,700	Atwood Oceanics, Inc.†	337,613
3,600	Biogen Idec, Inc.†	1,101,132
46,600	CSX Corp.	1,350,002
19,600	Dril-Quip, Inc.†	2,197,160
11,500	Eaton Corp. PLC	863,880
33,700	FMC Technologies, Inc.†	1,762,173
21,200	Home Depot, Inc.	1,677,556
9,100	International Business Machines Corp.	1,751,659
15,700	Lululemon Athletica, Inc.†(a)	825,663
8,800	Mohawk Industries, Inc.†	1,196,624
14,800	Nike, Inc., Class B	1,093,128
26,400	Oceaneering International, Inc.	1,897,104
6,000	Panera Bread Co., Class A†	1,058,820
16,000	Questcor Pharmaceuticals, Inc.(a)	1,038,880
5,900	Signature Bank†	740,981
12,300	State Street Corp.	855,465

Shares or Principal Amount		Value

55,600	Steel Dynamics, Inc.	$989,124
8,300	Time Warner Cable, Inc.	1,138,594
23,800	Tractor Supply Co.	1,680,994
12,500	Union Pacific Corp.	2,345,750
13,300	Viacom, Inc., Class B	1,130,367
18,900	Waddell & Reed Financial, Inc., Class A	1,391,418
14,100	Walt Disney Co.	1,128,987
31,800	Wolverine World Wide, Inc.(a)	907,890

Total Common Stocks (Cost $23,276,716)		35,213,440
Collateral for Securities on Loan (5.1%)
1,883,538	State Street Navigator Prime Portfolio, 0.16%	1,883,538

Total Collateral for Securities on Loan (Cost $1,883,538)		1,883,538
Short-Term Investments (5.4%)
$2,013,147	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/14	2,013,147

Total Short-Term Investments (Cost $2,013,147)		2,013,147
Total Investments 104.9% (Cost $27,173,401)		39,110,125
Liabilities Less Other Assets (4.9)%		(1,817,260)

Net Assets 100.0%		$37,292,865

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2014.

10	SCHEDULE OF INVESTMENTS

ICON Fund

Sector Composition

March 31, 2014 (unaudited)

Consumer Discretionary	31.7%
Energy	16.6%
Industrials	15.1%
Information Technology	11.8%
Financial	10.7%
Health Care	5.8%
Materials	2.7%

94.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON Fund

Industry Composition

March 31, 2014 (unaudited)

Oil & Gas Equipment & Services	15.7%
Railroads	9.9%
IT Consulting & Other Services	7.2%
Asset Management & Custody Banks	6.0%
Movies & Entertainment	6.0%
Footwear	5.3%
Technology Hardware, Storage & Peripherals	4.6%
Home Improvement Retail	4.5%
Specialty Stores	4.5%
Home Furnishings	3.2%
Cable & Satellite	3.1%
Biotechnology	3.0%
Airlines	2.9%

Restaurants	2.9%
Pharmaceuticals	2.8%
Insurance Brokers	2.7%
Steel	2.7%
Electrical Components & Equipment	2.3%
Apparel, Accessories & Luxury Goods	2.2%
Regional Banks	2.0%
Oil & Gas Drilling	0.9%

94.4%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	11

ICON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (66.3%)
7,300	Accenture PLC, Class A	$581,956
9,400	Alaska Air Group, Inc.	877,114
4,800	Aon PLC	404,544
1,900	Apple, Inc.(x)	1,019,806
12,400	Atwood Oceanics, Inc.†(x)	624,836
18,700	BCE, Inc.	806,718
3,000	Biogen Idec, Inc.†	917,610
19,800	Cedar Fair L.P.	1,008,414
22,200	Cognizant Technology Solutions Corp., Class A†(x)	1,123,542
22,000	CSX Corp.	637,340
6,300	Danaher Corp.	472,500
5,600	Dril-Quip, Inc.†	627,760
36,700	Emergent Biosolutions, Inc.†	927,409
12,100	FMC Technologies, Inc.†	632,709
17,300	Home Depot, Inc.	1,368,949
3,200	International Business Machines Corp.(x)	615,968
14,400	Jarden Corp.†	861,552
4,400	Jazz Pharmaceuticals PLC†	610,192
8,000	Mastercard, Inc., Class A	597,600
7,300	Mohawk Industries, Inc.†	992,654
8,100	Nike, Inc., Class B	598,266
7,700	Norfolk Southern Corp.	748,209
9,400	Oceaneering International, Inc.(x)	675,484
4,300	Panera Bread Co., Class A†	758,821

Shares or Principal Amount		Value

78,300	PDL BioPharma, Inc.(a)	$650,673
5,600	Questcor Pharmaceuticals, Inc.(a)	363,608
7,300	Signature Bank†	916,807
36,700	Steel Dynamics, Inc.	652,893
6,100	Time Warner Cable, Inc.(x)	836,798
15,400	Tractor Supply Co.	1,087,702
8,100	Waddell & Reed Financial, Inc., Class A	596,322
6,000	Walt Disney Co.(x)	480,420

Total Common Stocks (Cost $19,346,764)		24,075,176
Mutual Fund (0.8%)
5,000	Proshares Short Small Cap 600	281,500

Total Mutual Funds (Cost $280,327)		281,500
Collateral for Securities on Loan (2.8%)
1,001,575	State Street Navigator Prime Portfolio, 0.16%	1,001,575

Total Collateral for Securities on Loan (Cost $1,001,575)		1,001,575
Short-Term Investments (30.6%)
$11,106,535	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/14	11,106,535

Total Short-Term Investments (Cost $11,106,535)		11,106,535
Total Investments 100.5% (Cost $31,735,201)		36,464,786
Liabilities Less Other Assets (0.5)%		(193,188)

Net Assets 100.0%		$36,271,598

12	SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(x)	All or a portion of the security is pledged as collateral for securities sold short.

(a)	All or a portion of the security was on loan as of March 31, 2014.

SCHEDULE OF INVESTMENTS	13

ICON LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT

MARCH 31, 2014 (UNAUDITED)

Shares	Short Security	Value
6,500	Acxiom Corp.†	$223,568
11,600	Amedisys, Inc.†	172,724
9,000	ArthroCare Corp.†	433,710
225,000	Cincinnati Bell, Inc.†	778,500
17,000	Gannett Co., Inc.	469,200
38,400	Global Cash Access Holdings, Inc.†	263,424
5,400	HealthStream, Inc.†	144,180
14,200	Providence Service Corp.†	401,576

Total Securities Sold Short (Proceeds $2,953,461)		$2,886,882

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

14	SCHEDULE OF INVESTMENTS

ICON Long/Short Fund

Sector Composition

March 31, 2014 (unaudited)

Consumer Discretionary	22.1%
Information Technology	10.8%
Health Care	9.6%
Industrials	7.6%
Energy	7.0%
Financial	5.2%
Utilities	2.2%
Materials	1.8%

66.3%

Percentages are based upon common stock as a percentage of net assets.

ICON Long/Short Fund

Industry Composition

March 31, 2014 (unaudited)

Biotechnology	6.9%
IT Consulting & Other Services	6.4%
Oil & Gas Equipment & Services	5.3%
Railroads	3.9%
Home Improvement Retail	3.8%
Specialty Stores	3.0%
Leisure Facilities	2.8%
Technology Hardware, Storage & Peripherals	2.8%
Home Furnishings	2.7%
Pharmaceuticals	2.7%
Regional Banks	2.5%
Airlines	2.4%
Housewares & Specialties	2.4%
Cable & Satellite	2.3%
Integrated Telecommunication Services	2.2%

Restaurants	2.1%
Steel	1.8%
Footwear	1.7%
Oil & Gas Drilling	1.7%
Asset Management & Custody Banks	1.6%
Data Processing & Outsourced Services	1.6%
Industrial Conglomerates	1.3%
Movies & Entertainment	1.3%
Insurance Brokers	1.1%

66.3%

Percentages are based upon common stock as a percentage of net assets.

SCHEDULE OF INVESTMENTS	15

ICON OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (69.7%)
500	ACI Worldwide, Inc.†	$29,595
1,092	Ascena Retail Group, Inc.†	18,870
706	Atwood Oceanics, Inc.†	35,575
1,500	Brown & Brown, Inc.	46,140
379	Buffalo Wild Wings, Inc.†	56,433
160	Coherent, Inc.†	10,456
100	Crane Co.	7,115
400	Dresser-Rand Group, Inc.†	23,364
210	Dril-Quip, Inc.†	23,541
800	Encore Capital Group, Inc.†	36,560
85	FEI Co.	8,757
1,600	Finish Line, Inc., Class A	43,344
152	GameStop Corp., Class A	6,247
500	HB Fuller Co.	24,140
765	HSN, Inc.	45,693
900	Innospec, Inc.	40,707
1,480	KapStone Paper and Packaging Corp.†	42,683
1,700	Landec Corp.†	18,972
105	Landstar System, Inc.	6,218
600	LSB Industries, Inc.†	22,452
700	Main Street Capital Corp.	23,002
1,000	Medifast, Inc.†	29,090
145	Methanex Corp.	9,271
150	MTS Systems Corp.	10,274
100	PAREXEL International Corp.†	5,409
4,573	PDL BioPharma, Inc.	38,002
350	Perficient, Inc.†	6,342

Shares or Principal Amount		Value

453	Portfolio Recovery Associates, Inc.†	$26,211
527	Questcor Pharmaceuticals, Inc.	34,218
80	Ryder System, Inc.	6,394
270	SEI Investments Co.	9,075
67	Snap-on, Inc.	7,603
1,400	Spirit Aerosystems Holdings, Inc., Class A†	39,466
1,075	Steel Dynamics, Inc.	19,124
208	Steven Madden, Ltd.†	7,484
600	Superior Energy Services, Inc.	18,456
516	Tidewater, Inc.	25,088
126	Toro Co.	7,962
176	Waddell & Reed Financial, Inc., Class A	12,957
278	Wolverine World Wide, Inc.	7,937
289	World Acceptance Corp.†	21,698
250	World Fuel Services Corp.	11,025

Total Common Stocks (Cost $825,920)		922,950
Short-Term Investments (30.8%)
$407,004	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/14	407,004

Total Short-Term Investments (Cost $407,004)		407,004
Total Investments 100.5% (Cost $1,232,924)		1,329,954
Liabilities Less Other Assets (0.5)%		(6,770)

Net Assets 100.0%		$1,323,184

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

16	SCHEDULE OF INVESTMENTS

ICON Opportunities Fund

Country Composition

March 31, 2014 (unaudited)

United States	69.0%
Canada	0.7%

69.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund

Sector Composition

March 31, 2014 (unaudited)

Consumer Discretionary	14.1%
Materials	13.3%
Financial	13.2%
Energy	10.4%
Health Care	5.9%
Industrials	5.7%
Information Technology	4.9%
Consumer Staples	2.2%

69.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund

Industry Composition

March 31, 2014 (unaudited)

Oil & Gas Equipment & Services	6.9%
Specialty Chemicals	6.3%
Apparel Retail	4.7%
Consumer Finance	4.3%
Restaurants	4.3%
Insurance Brokers	3.5%
Asset Management & Custody Banks	3.4%
Catalog Retail	3.4%
Paper Products	3.2%
Aerospace & Defense	3.0%
Biotechnology	2.9%
Oil & Gas Drilling	2.7%
Pharmaceuticals	2.6%
Application Software	2.2%

Electronic Equipment & Instruments	2.2%
Personal Products	2.2%
Specialized Finance	2.0%
Diversified Chemicals	1.7%
Steel	1.4%
Footwear	1.2%
Industrial Machinery	1.1%
Trucking	1.0%
Other Industries (each less than 1%)	3.5%

69.7%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	17

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (53.0%)
7,500	Accenture PLC, Class A	$597,900
3,800	Actavis PLC†	782,230
1,700	Apple, Inc.[x]	912,458
19,700	Atmos Energy Corp.	928,461
24,500	BCE, Inc.[x]	1,056,930
27,600	CA, Inc.	854,772
11,200	CBS Corp., Class B	692,160
6,700	Chevron Corp.	796,697
10,000	CIGNA Corp.	837,300
43,200	CMS Energy Corp.[x]	1,264,896
30,700	Coca-Cola Co.[x]	1,186,862
19,800	Comcast Corp., Class A	990,396
33,100	ConAgra Foods, Inc.	1,027,093
6,500	ConocoPhillips	457,275
8,800	Costco Wholesale Corp.	982,784
8,600	CSX Corp.	249,142
13,900	Discover Financial Services†	808,841
2,560	Dover Corp.	209,280
7,200	Dril-Quip, Inc.†	807,120
7,900	Encore Capital Group, Inc.† (a)	361,030
10,000	Facebook, Inc., Class A†	602,400
20,800	Finish Line, Inc., Class A	563,472
15,200	FMC Corp.	1,163,712
8,900	Genesee & Wyoming, Inc., Class A†	866,148
39,000	Healthcare Services Group, Inc.	1,133,340
13,700	Home Depot, Inc.	1,084,081
2,200	International Business Machines Corp.[x]	423,478
22,600	Invesco, Ltd.	836,200
5,900	Kimberly-Clark Corp.	650,475
2,500	Koppers Holdings, Inc.	103,075
12,100	Laclede Group, Inc.	570,515
4,600	Lorillard, Inc.	248,768

Shares or Principal Amount		Value

18,100	LyondellBasell Industries, Class Ax	$1,609,814
3,600	Marathon Petroleum Corp.	313,344
8,000	Mastercard, Inc., Class A	597,600
4,500	MAXIMUS, Inc.	201,870
9,700	Methanex Corp.	620,218
5,900	Norfolk Southern Corp.	573,303
16,700	Nucor Corp.[x]	844,018
14,900	Oceaneering International, Inc.[x]	1,070,714
1,700	Parker Hannifin Corp.	203,507
4,300	Phillips 66	331,358
11,400	Piedmont Natural Gas Co., Inc.	403,446
17,400	Reynolds American, Inc.[x]	929,508
22,100	SCANA Corp.	1,134,172
25,700	Steel Dynamics, Inc.	457,203
2,300	Time Warner Cable, Inc.	315,514
4,900	Tractor Supply Co.	346,087
6,600	Travelers Cos., Inc.	561,660
3,800	Tupperware Brands Corp.	318,288
11,400	Tyco International, Ltd.	483,360
15,300	UIL Holdings Corp.	563,193
3,400	Union Pacific Corp.[x]	638,044
6,700	United Technologies Corp.[x]	782,828
3,800	Ventas, Inc., REIT	230,166
5,000	Visa, Inc., Class A	1,079,300
16,500	Walt Disney Co.[x]	1,321,155
15,200	Westar Energy, Inc.	534,432
12,300	Wolverine World Wide, Inc.(a)	351,165
5,200	World Acceptance Corp.† (a)	390,416

Total Common Stocks (Cost $38,414,048)		41,254,974

18	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (20.8%)
$1,000,000	AIG Life Holdings, Inc.	6.63%	02/15/29	$1,195,333
828,000	Altria Group, Inc.	9.25%	08/06/19	1,092,582
1,000,000	Black Hills Corp.	5.88%	07/15/20	1,145,509
500,000	CNL Lifestyle Properties, Inc. REIT	7.25%	04/15/19	525,000
757,000	EPR Properties REIT	5.25%	07/15/23	769,259
500,000	Five Corners Funding Trust(b)	4.42%	11/15/23	512,378
500,000	Fulton Capital Trust I Ltd.	6.29%	02/01/36	470,000
1,000,000	General Electric Capital Corp./LJ VP Holdings LLC(b)	3.80%	06/18/19	1,058,997
500,000	Gibson Brands, Inc.(b)	8.88%	08/01/18	532,500
500,000	iGATE Corp.	9.00%	05/01/16	525,000
250,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(b)	6.88%	04/15/22	251,875
1,000,000	Kiowa Power Partners LLC(b)	5.74%	03/30/21	1,063,273
2,000,000	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.	5.75%	04/15/23	2,132,500
275,000	Macy’s Retail Holdings, Inc.	6.65%	07/15/24	328,627
200,000	Ohio Casualty Corp.	7.30%	06/15/14	202,473
550,000	Ohio National Financial Services, Inc.(b)	6.38%	04/30/20	637,098
500,000	Prudential Financial, Inc.(c)	8.88%	06/15/38	612,500
500,000	Regency Energy Partners L.P./Regency Energy Finance Corp.	5.50%	04/15/23	503,750
635,000	SESI LLC	7.13%	12/15/21	708,025
500,000	Steelcase, Inc.	6.38%	02/15/21	566,130
500,000	United Refining Co.	10.50%	02/28/18	555,000
669,000	Williams Cos., Inc.	8.75%	03/15/32	806,495

Total Corporate Bonds (Cost $16,080,577)				16,194,304
U.S. Treasury Obligations (10.2%)
2,000,000	U.S. Treasury Note	2.75%	11/15/23	2,009,062
500,000	U.S. Treasury Note	1.38%	05/31/20	478,906
1,000,000	U.S. Treasury Note	0.50%	06/15/16	999,375
1,000,000	U.S. Treasury Note	0.25%	07/31/15	1,000,898
1,000,000	U.S. Treasury Note	1.38%	07/31/18	994,062
500,000	U.S. Treasury Note	0.38%	08/31/15	501,231
1,000,000	U.S. Treasury Note	1.25%	01/31/19	979,688
1,000,000	U.S. Treasury Note	0.63%	08/31/17	983,047

Total U.S. Treasury Obligations (Cost $7,963,833)				7,946,269

SCHEDULE OF INVESTMENTS	19

Shares or Principal Amount		Value
Closed-End Mutual Funds (5.3%)
115,000	American Strategic Income Portfolio, Inc. II	$955,650
117,466	American Strategic Income Portfolio, Inc. III	835,183

Shares or Principal Amount		Value
47,342	BlackRock Enhanced Government Fund, Inc.	$665,155
93,000	Western Asset Inflation Management Fund, Inc.	1,660,980

Total Closed-End Mutual Funds (Cost $4,072,353)		4,116,968

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Foreign Corporate Bonds (4.0%)
$1,000,000	Aspen Insurance Holdings Ltd.	4.65%	11/15/23	$1,009,659
1,000,000	Drill Rigs Holdings, Inc.(b)	6.50%	10/01/17	1,042,500
1,000,000	Shelf Drilling Holdings Ltd.(a)(b)	8.63%	11/01/18	1,082,500

Total Foreign Corporate Bonds (Cost $3,166,535)				3,134,659

Shares or Principal Amount		Value
Preferred Stocks (2.6%)
30,000	American Homes 4 Rent REIT, Series B(a)(d)	$735,000
51,000	Gramercy Property Trust, Inc. REIT, Series A	1,269,390

Total Preferred Stocks (Cost $2,015,535)		2,004,390

Underlying Security/ Expiration Date/ Exercise Price	Contracts*	Value
Put Options Purchased (0.1%)
S+P 500 Index, April 2014, 1,800.00	100	$41,000
S+P 500 Index, May 2014, 1,800.00	20	29,200

Total Put Options Purchased (Cost $171,404)		70,200

Shares or Principal Amount		Value
Collateral for Securities on Loan (2.2%)
1,688,672	State Street Navigator Prime Portfolio, 0.16%	$1,688,672

Total Collateral for Securities on Loan (Cost $1,688,672)		1,688,672
Short-Term Investments (5.3%)
$4,113,703	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/14	4,113,703

Total Short-Term Investments (Cost $4,113,703)		4,113,703
Total Investments 103.5% (Cost $77,686,660)		80,524,139
Liabilities Less Other Assets (3.5)%		(2,737,225)

Net Assets 100.0%		$77,786,914

The accompanying notes are an integral part of the financial statements.

*	All options have 100 shares per contract.

†	Non-income producing security.

x	All or a portion of the security is pledged as collateral for call options written.

(a)	All or a portion of the security was on loan as of March 31, 2014.

(b)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Floating Rate Security. Rate disclosed is as of March 31, 2014.

(d)	Preferred Stock - the coupon is at a fixed rate and resets at a specific date and rate. The rate disclosed is as of March 31, 2014.

REIT Real Estate Investment Trust

20	SCHEDULE OF INVESTMENTS

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF WRITTEN CALL OPTIONS

MARCH 31, 2014 (UNAUDITED)

Underlying Security/ Expiration Date/ Exercise Price	Contracts*	Value
S+P 500 Index, April 2014, 1,875.00	40	$60,400
S+P 500 Index, April 2014, 1,900.00	90	41,400
S+P 500 Index, May 2014, 1,885.00	10	21,500

Total Options Written (Premiums received $221,379)		$123,300

The accompanying notes are an integral part of the financial statements.

*	All options have 100 shares per contract.

SCHEDULE OF INVESTMENTS	21

ICON Risk-Managed Balanced Fund

Sector Composition

March 31, 2014 (unaudited)

Utilities	8.3%
Consumer Discretionary	7.6%
Information Technology	6.9%
Financial	6.7%
Industrials	6.6%
Consumer Staples	6.4%
Materials	6.2%
Energy	4.8%
Health Care	2.1%

55.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Industry Composition

March 31, 2014 (unaudited)

Multi-Utilities	3.1%
Commodity Chemicals	3.0%
Railroads	2.9%
Gas Utilities	2.4%
Oil & Gas Equipment & Services	2.4%
Data Processing & Outsourced Services	2.2%
Consumer Finance	2.0%
Cable & Satellite	1.7%
Movies & Entertainment	1.7%
Steel	1.7%
IT Consulting & Other Services	1.6%
Integrated Oil & Gas	1.6%
Office REIT’s	1.6%
Diversified Chemicals	1.5%
Diversified Support Services	1.5%
Soft Drinks	1.5%
Tobacco	1.5%

Electric Utilities	1.4%
Home Improvement Retail	1.4%
Integrated Telecommunication Services	1.4%
Hypermarkets & Super Centers	1.3%
Packaged Foods & Meats	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Asset Management & Custody Banks	1.1%
Managed Health Care	1.1%
Systems Software	1.1%
Aerospace & Defense	1.0%
Pharmaceuticals	1.0%
Residential REIT’s	1.0%
Other Industries (each less than 1%)	7.4%

55.6%

Percentages are based upon common stocks as a percentage of net assets.

22	SCHEDULE OF INVESTMENTS

ICON Risk-Managed Balanced Fund

Credit Diversification

March 31, 2014 (unaudited)

Aaa	10.2%
A1	1.4%
Baa1	5.9%
Baa2	3.8%
Baa3	6.4%
Ba2	0.9%
Ba3	0.7%
B1	2.3%
B2	3.4%

35.0%

Percentages are based upon U.S. Treasury obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

SCHEDULE OF INVESTMENTS	23

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2014 (UNAUDITED)

	ICON Bond Fund	ICON Equity Income Fund	ICON Fund
Assets
Investments, at cost	$98,539,696	$23,200,945	$27,173,401

Investments, at value†	98,459,373	24,166,859	39,110,125
Foreign currency, at value(a)	–	3	–
Cash	–	3,441	–
Receivables:
Fund shares sold	75,818	102,912	127,670
Investments sold	2,726,350	–	–
Interest	1,030,152	14,141	–
Dividends	92,303	112,684	30,418
Expense reimbursements due from Adviser	31,648	11,469	1,018
Foreign tax reclaims	–	4,566	477
Other assets	18,456	13,453	15,513

Total Assets	102,434,100	24,429,528	39,285,221

Liabilities
Payables:
Expense recoupment due to adviser	–	–	1,051
Investments purchased	1,425,135	–	–
Payable for collateral received on securities loaned	3,712,175	1,847,032	1,883,538
Fund shares redeemed	113,226	44,430	24,933
Distributions due to shareholders	15,851	33,415	–
Advisory fees	49,643	14,145	23,860
Accrued distribution fees	2,390	6,704	17,834
Fund accounting fees	4,325	997	1,635
Transfer agent fees	15,205	8,997	14,204
Administration fees	4,125	941	1,586
Trustee fees	3,012	782	1,294
Accrued expenses	34,332	23,872	22,421

Total Liabilities	5,379,419	1,981,315	1,992,356

Net Assets - all share classes	$97,054,681	$22,448,213	$37,292,865

Net Assets - Class S	$91,214,915	$5,335,508	$9,491,294

Net Assets - Class C	$2,199,139	$4,861,081	$18,417,676

Net Assets - Class A	$3,640,627	$12,251,624	$9,383,895

24	FINANCIAL STATEMENTS

	ICON Bond Fund	ICON Equity Income Fund	ICON Fund
Net Assets Consist of
Paid-in capital	$95,038,727	$44,411,014	$54,355,157
Accumulated undistributed net investment income/(loss)	434,153	37,499	(94,094)
Accumulated undistributed net realized gain/(loss)	1,662,124	(22,966,278)	(28,904,922)
Unrealized appreciation/(depreciation)	(80,323)	965,978	11,936,724

Net Assets	$97,054,681	$22,448,213	$37,292,865

Shares outstanding (unlimited shares authorized, no par value)
Class S	9,214,572	365,659	638,288
Class C	221,323	331,213	1,359,602
Class A	367,945	844,097	660,537
Net asset value (offering and redemption price per share)
Class S	$9.90	$14.59	$14.87
Class C	$9.94	$14.68	$13.55
Class A	$9.89	$14.51	$14.21
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$10.38	$15.40	$15.08

† Includes securities on loan of	$3,528,649	$1,820,920	$1,899,431

(a) Foreign currency, at cost	$–	$3	$–

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	25

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

MARCH 31, 2014 (UNAUDITED)

	ICON Long/Short Fund	ICON Opportunities Fund	ICON Risk-Managed Balanced Fund
Assets
Investments, at cost	$31,735,201	$1,232,924	$77,686,660

Investments, at value†	36,464,786	1,329,954	80,524,139
Deposits for Short Sales	3,203,864	-	-
Cash	-	-	1,649
Cash due from prime broker	145,992	-	122,772
Receivables:
Fund shares sold	394,378	-	219,592
Investments sold	-	-	548,710
Interest	3	-	350,309
Dividends	15,673	266	119,353
Expense reimbursements due from Adviser	5,308	5,431	3,868
Other assets	13,552	1,089	18,017

Total Assets	40,243,556	1,336,740	81,908,409

Liabilities
Options written, at value (premiums received $221,379)	-	-	123,300
Securities sold short, at value (proceeds of $2,953,461)	2,886,882	-	-
Payables:
Expense recoupment due to adviser	1,317	-	23,015
Investments purchased	-	-	2,074,337
Payable for collateral received on securities loaned	1,001,575	-	1,688,672
Fund shares redeemed	15,297	-	96,696
Distributions due to shareholders	-	-	21,379
Advisory fees	25,336	842	49,583
Accrued distribution fees	8,613	-	8,117
Fund accounting fees	1,309	47	2,837
Transfer agent fees	8,069	268	4,727
Administration fees	1,486	55	3,297
Trustee fees	686	13	1,343
Accrued expenses	21,388	12,331	24,192

Total Liabilities	3,971,958	13,556	4,121,495

Net Assets - all share classes	$36,271,598	$1,323,184	$77,786,914

Net Assets - Class S	$15,611,511	$-	$62,854,015

Net Assets - Class C	$6,985,105	$-	$7,919,404

Net Assets - Class A	$13,674,982	$-	$7,013,495

26	FINANCIAL STATEMENTS

	ICON Long/Short Fund	ICON Opportunities Fund	ICON Risk-Managed Balanced Fund
Net Assets Consist of
Paid-in capital	$90,624,713	$1,212,522	$92,130,602
Accumulated undistributed net investment income/(loss)	(160,217)	(4,030)	(9,331)
Accumulated undistributed net realized gain/(loss)	(58,989,123)	17,662	(17,269,995)
Unrealized appreciation/(depreciation)	4,796,225	97,030	2,935,638

Net Assets	$36,271,598	$1,323,184	$77,786,914

Shares outstanding (unlimited shares authorized, no par value)	–	97,666	–
Class S	829,029	–	4,569,296
Class C	405,958	–	623,404
Class A	742,215	–	520,703
Net asset value (offering and redemption price per share)	$–	$13.55	$–
Class S	$18.83	$–	$13.76
Class C	$17.21	$–	$12.70
Class A	$18.42	$–	$13.47
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$19.54	$–	$14.29

† Includes securities on loan of	$1,014,281	$–	$1,643,861

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	27

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2014 (UNAUDITED)

	ICON Bond Fund	ICON Equity Income Fund	ICON Fund
Investment Income
Interest	$1,668,233	$31,328	$1,117
Dividends	1,204,624	513,829	247,865
Income from securities lending, net	7,864	4,242	6,450
Foreign taxes withheld	–	(4,432)	–

Total Investment Income	2,880,721	544,967	255,432

Expenses
Advisory fees	294,920	87,082	137,636
Distribution fees:
Class C	10,897	26,288	93,935
Class A	6,968	16,012	12,206
Fund accounting fees	10,111	2,392	3,778
Transfer agent fees	38,167	23,200	35,864
Administration fees	24,519	5,792	9,154
Custody fees	5,247	1,986	938
Registration fees:	–	–	–
Class S	4,453	1,562	3,099
Class C	5,210	5,532	6,527
Class A	2,593	6,951	6,049
Insurance expense	5,136	1,251	2,349
Trustee fees and expenses	5,557	1,396	2,099
Audit and tax service expense	14,679	15,951	12,410
Interest expense	144	–	–
Recoupment of previously reimbursed expenses	–	–	376
Dividends on Short positions	–	–	–
Prime broker expense	–	–	–
Other expenses	23,965	10,020	13,328

Total expenses before expense reimbursement	452,566	205,415	339,748
Expense reimbursement by Adviser due to expense limitation agreement	(65,907)	(23,784)	(4,884)

Net Expenses	386,659	181,631	334,864

Net Investment Income/(Loss)	2,494,062	363,336	(79,432)

Net Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	1,663,043	1,084,773	1,702,253
Foreign currency	–	(189)	–
Written options	–	–	–
Securities sold short	–	–	–
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(684,565)	202,327	464,729
Written options	–	–	–
Securities sold short	–	–	–

Net realized and unrealized gain/(loss)	978,478	1,286,911	2,166,982

Net Increase/(Decrease) in Net Assets Resulting From Operations	$3,472,540	$1,650,247	$2,087,550

The accompanying notes are an integral part of the financial statements.

28	FINANCIAL STATEMENTS

ICON Long/Short Fund	ICON Opportunities Fund	ICON Risk-Managed Balanced Fund

$322	$16	$505,074
149,194	3,304	660,214
8,863	–	4,297
(1,556)	(9)	(3,194)

156,823	3,311	1,166,391

115,225	3,660	265,994

32,409	–	34,366
13,992	–	9,193
2,774	99	7,260
24,087	719	31,204
6,762	243	17,691
727	432	5,276
–	206	–
1,649	–	5,777
5,669	–	6,468
6,827	–	7,390
1,250	20	911
1,232	30	3,424
14,753	10,754	17,796
238	21	812
1,317	–	45,979
7,151	–	–
7,626	–	–
9,773	2,636	17,972

253,461	18,820	477,513
(18,177)	(11,479)	(7,550)

235,284	7,341	469,963

(78,461)	(4,030)	696,428

753,108	17,662	238,864
–	–	(370)
–	–	(431,664)
(109,334)	–	–

882,804	22,069	1,822,273
–	–	25,207
177,420	–	–

1,703,998	39,731	1,654,310

$1,625,537	$35,701	$2,350,738

FINANCIAL STATEMENTS	29

STATEMENTS OF CHANGES IN NET ASSETS

	ICON Bond Fund		ICON Equity Income Fund
	Period ended March 31, 2014 (unaudited)	Year ended September 30, 2013	Period ended March 31, 2014 (unaudited)	Year ended September 30, 2013
Operations
Net investment income/(loss)	$2,494,062	$2,021,727	$363,336	$732,722
Net realized gain/(loss)	1,663,043	1,808,686	1,084,584	3,820,735
Change in net unrealized appreciation/(depreciation)	(684,565)	(4,582,127)	202,327	(1,112,159)

Net increase/(decrease) in net assets resulting from operations	3,472,540	(751,714)	1,650,247	3,441,298

Dividends and Distributions to Shareholders
Net investment income
Class S	(1,909,188)	(1,805,047)	(83,766)	(178,301)
Class C	(42,216)	(52,646)	(55,114)	(149,518)
Class A	(108,505)	(164,226)	(189,932)	(432,403)
Net realized gains
Class S	(1,221,844)	(2,116,924)	-	-
Class C	(33,641)	(105,020)	-	-
Class A	(84,193)	(208,330)	-	-

Net decrease from dividends and distributions	(3,399,587)	(4,452,193)	(328,812)	(760,222)

Fund Share Transactions
Shares sold
Class S	11,274,069	31,999,432	1,005,940	3,798,256
Class C	63,973	632,592	739,103	927,685
Class A	408,883	4,177,547	784,110	2,858,550
Reinvested dividends and distributions
Class S	3,083,819	3,841,503	68,404	149,125
Class C	70,214	138,412	34,740	89,166
Class A	113,322	295,490	151,945	345,076
Shares repurchased
Class S	(11,537,958)	(24,400,107)	(1,148,622)	(6,510,218)
Class C	(946,722)	(1,313,187)	(1,637,867)	(1,400,893)
Class A	(3,660,722)	(4,723,102)	(2,208,191)	(2,627,276)

Net increase/(decrease) from fund share transactions	(1,131,122)	10,648,580	(2,210,438)	(2,370,529)

Total net increase/(decrease) in net assets	(1,058,169)	5,444,673	(889,003)	310,547
Net Assets
Beginning of period	98,112,850	92,668,177	23,337,216	23,026,669

End of period	$97,054,681	$98,112,850	$22,448,213	$23,337,216

30	FINANCIAL STATEMENTS

ICON Fund		ICON Long/Short Fund
Period ended March 31, 2014 (unaudited)	Year ended September 30, 2013	Period ended March 31, 2014 (unaudited)	Year ended September 30, 2013

$(79,432)	$(14,644)	$(78,461)	$(71,602)
1,702,253	10,379,428	643,774	3,297,252
464,729	(2,025,607)	1,060,224	393,306

2,087,550	8,339,177	1,625,537	3,618,956

-	(125,155)	-	-
-	-	-	-
-	(44,656)	-	-

-	-	-	-
-	-	-	-
-	-	-	-

-	(169,811)	-	-

3,219,834	1,504,207	11,764,933	2,493,788
329,980	1,236,829	1,126,724	327,531
458,038	764,166	6,201,534	2,592,668

-	120,377	-	-
-	-	-	-
-	44,027	-	-

(1,179,514)	(19,499,579)	(1,395,995)	(1,876,720)
(1,799,920)	(4,565,141)	(695,540)	(1,225,560)
(1,657,073)	(5,671,280)	(2,051,000)	(11,397,248)

(628,655)	(26,066,394)	14,950,656	(9,085,541)

1,458,895	(17,897,028)	16,576,193	(5,466,585)

35,833,970	53,730,998	19,695,405	25,161,990

$37,292,865	$35,833,970	$36,271,598	$19,695,405

FINANCIAL STATEMENTS	31

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Bond Fund		ICON Equity Income Fund
	Period ended March 31, 2014 (unaudited)	Year ended September 30, 2013	Period ended March 31, 2014 (unaudited)	Year ended September 30, 2013
Transactions in Fund Shares
Shares sold
Class S	1,138,679	3,191,749	70,405	289,905
Class C	6,417	61,887	51,612	70,831
Class A	41,387	410,034	55,128	223,575
Reinvested dividends and distributions
Class S	313,744	377,817	4,695	11,531
Class C	7,121	13,538	2,370	6,865
Class A	11,527	28,997	10,486	26,724
Shares repurchased
Class S	(1,168,406)	(2,382,798)	(80,179)	(515,509)
Class C	(95,206)	(129,966)	(113,610)	(107,050)
Class A	(371,476)	(467,338)	(153,809)	(205,513)

Net increase/(decrease)	(116,213)	1,103,920	(152,902)	(198,641)

Shares outstanding, beginning of period	9,920,053	8,816,133	1,693,870	1,892,511

Shares outstanding, end of period	9,803,840	9,920,053	1,540,968	1,693,870

Accumulated undistributed net investment income/(loss)	$434,153	$-	$37,499	$2,975

The accompanying notes are an integral part of the financial statements.

32	FINANCIAL STATEMENTS

ICON Fund		ICON Long/Short Fund
Period ended March 31, 2014 (unaudited)	Year ended September 30, 2013	Period ended March 31, 2014 (unaudited)	Year ended September 30, 2013

221,214	121,654	631,615	155,240
25,004	109,668	66,260	21,806
33,108	64,470	339,869	167,924

-	10,835	-	-
-	-	-	-
-	4,134	-	-

(81,922)	(1,656,644)	(75,757)	(120,447)
(135,762)	(402,626)	(40,756)	(85,591)
(119,263)	(464,696)	(112,267)	(749,427)

(57,621)	(2,213,205)	808,964	(610,495)

2,716,048	4,929,253	1,168,238	1,778,733

2,658,427	2,716,048	1,977,202	1,168,238

$(94,094)	$(14,662)	$(160,217)	$(81,756)

FINANCIAL STATEMENTS	33

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Opportunities Fund		ICON Risk-Managed Balanced Fund
	Period ended March 31, 2014 (unaudited)	Year ended September 30, 2013	Period ended March 31, 2014 (unaudited)	Year ended September 30, 2013
Operations
Net investment income/(loss)	$(4,030)	$(234)	$696,428	$295,869
Net realized gain/(loss)	17,662	21,034	(193,170)	2,597,727
Change in net unrealized appreciation/(depreciation)	22,069	74,961	1,847,480	(1,535,643)

Net increase/(decrease) in net assets resulting from operations	35,701	95,761	2,350,738	1,357,953

Dividends and Distributions to Shareholders
Net investment income	-	-	-	-
Class S	-	-	(599,873)	(204,302)
Class C	-	-	(43,397)	(22,634)
Class A	-	-	(62,489)	(62,534)
Net realized gains	(20,853)	-	-	-

Net decrease from dividends and distributions	(20,853)	-	(705,759)	(289,470)

Fund Share Transactions
Shares sold	1,226,639	261,714	-	-
Class S	-	-	22,680,020	39,722,666
Class C	-	-	2,482,727	3,869,861
Class A	-	-	1,577,571	4,944,567
Reinvested dividends and distributions	20,653	-	-	-
Class S	-	-	578,574	197,831
Class C	-	-	39,704	20,831
Class A	-	-	51,518	50,930
Shares repurchased	(380,911)	(15,520)	-	-
Class S	-	-	(5,037,640)	(3,787,847)
Class C	-	-	(436,179)	(660,084)
Class A	-	-	(2,630,891)	(1,569,911)

Net increase/(decrease) from fund share transactions	866,381	246,194	19,305,404	42,788,844

Total net increase/(decrease) in net assets	881,229	341,955	20,950,383	43,857,327
Net Assets
Beginning of period	441,955	100,000	56,836,531	12,979,204

End of period	$1,323,184	$441,955	$77,786,914	$56,836,531

34	FINANCIAL STATEMENTS

	ICON Opportunities Fund		ICON Risk-Managed Balanced Fund
	Period ended March 31, 2014 (unaudited)	Year ended September 30, 2013	Period ended March 31, 2014 (unaudited)	Year ended September 30, 2013
Transactions in Fund Shares
Shares sold	90,214	25,233	-	-
Class S	-	-	1,660,124	2,970,024
Class C	-	-	197,479	315,370
Class A	-	-	117,931	382,141
Reinvested dividends and distributions	1,537	-	-	-
Class S	-	-	42,200	15,160
Class C	-	-	3,135	1,753
Class A	-	-	3,838	4,052
Shares repurchased	(28,019)	(1,299)	-	-
Class S	-	-	(368,832)	(292,509)
Class C	-	-	(34,709)	(56,142)
Class A	-	-	(197,046)	(125,458)

Net increase/(decrease)	63,732	23,934	1,424,120	3,214,391

Shares outstanding, beginning of period	33,934	10,000	4,289,283	1,074,892

Shares outstanding, end of period	97,666	33,934	5,713,403	4,289,283

Accumulated undistributed net investment income/(loss)	$(4,030)	$-	$(9,331)	$-

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	35

FINANCIAL HIGHLIGHTS

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Bond Fund
Class S**
Period ended March 31, 2014†	$9.89	$0.25	$0.10	$0.35	$(0.21)	$(0.13)
Year ended September 30, 2013	10.51	0.24	(0.32)	(0.08)	(0.24)	(0.30)
Year ended September 30, 2012	10.11	0.38	0.59	0.97	(0.40)	(0.17)
Year ended September 30, 2011	10.79	0.47	(0.46)	0.01	(0.47)	(0.22)
Year ended September 30, 2010	10.26	0.48	0.57	1.05	(0.48)	(0.04)
Year ended September 30, 2009	9.42	0.45	0.81	1.26	(0.42)	–
Class C
Period ended March 31, 2014†	9.93	0.21	0.10	0.31	(0.17)	(0.13)
Year ended September 30, 2013	10.55	0.15	(0.32)	(0.17)	(0.15)	(0.30)
Year ended September 30, 2012	10.15	0.31	0.57	0.88	(0.31)	(0.17)
Year ended September 30, 2011	10.83	0.39	(0.46)	(0.07)	(0.39)	(0.22)
Year ended September 30, 2010	10.30	0.39	0.57	0.96	(0.39)	(0.04)
Year ended September 30, 2009	9.46	0.34	0.84	1.18	(0.34)	–
Class A***
Period ended March 31, 2014†	9.89	0.24	0.10	0.34	(0.21)	(0.13)
Year ended September 30, 2013	10.51	0.21	(0.32)	(0.11)	(0.21)	(0.30)
Year ended September 30, 2012	10.11	0.36	0.58	0.94	(0.37)	(0.17)
Year ended September 30, 2011	10.81	0.46	(0.46)	–	(0.48)	(0.22)
ICON Equity Income Fund
Class S**
Period ended March 31, 2014†	13.80	0.25	0.77	1.02	(0.23)	–
Year ended September 30, 2013	12.18	0.47	1.65	2.12	(0.50)	–
Year ended September 30, 2012	10.21	0.43	2.03	2.46	(0.49)	–
Year ended September 30, 2011	10.96	0.50	(0.71)	(0.21)	(0.54)	–
Year ended September 30, 2010	10.26	0.47	0.64	1.11	(0.41)	–
Year ended September 30, 2009	11.84	0.41	(1.57)	(1.16)	(0.42)	–
Class C
Period ended March 31, 2014†	13.88	0.18	0.78	0.96	(0.16)	–
Year ended September 30, 2013	12.25	0.35	1.65	2.00	(0.37)	–
Year ended September 30, 2012	10.16	0.29	2.06	2.35	(0.26)	–
Year ended September 30, 2011	10.85	0.37	(0.72)	(0.35)	(0.34)	–
Year ended September 30, 2010	10.16	0.36	0.64	1.00	(0.31)	–
Year ended September 30, 2009	11.73	0.32	(1.56)	(1.24)	(0.33)	–
Class A***
Period ended March 31, 2014†	13.73	0.23	0.77	1.00	(0.22)	–
Year ended September 30, 2013	12.12	0.45	1.63	2.08	(0.47)	–
Year ended September 30, 2012	10.15	0.39	2.03	2.42	(0.45)	–
Year ended September 30, 2011	10.90	0.47	(0.71)	(0.24)	(0.51)	–
Year ended September 30, 2010	10.21	0.46	0.63	1.09	(0.40)	–
Year ended September 30, 2009	11.80	0.38	(1.57)	(1.19)	(0.40)	–

36	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits(c)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$(0.34)	$9.90	3.61%	$91,215	0.85%	0.75%	5.01%	5.11%	104.45%
(0.54)	9.89	(0.84)%	88,313	0.89%	0.75%	2.19%	2.33%	96.56%
(0.57)	10.51	9.93%	81,381	0.88%	0.75%	3.46%	3.59%	51.28%
(0.69)	10.11	0.15%	881	1.18%	0.75%	4.08%	4.51%	32.13%
(0.52)	10.79	10.45%	1,049	1.39%	0.75%	3.95%	4.59%	63.47%
(0.42)	10.26	13.79%	1,087	1.91%	0.75%	3.34%	4.50%	73.71%

(0.30)	9.94	3.18%	2,199	2.32%	1.60%	3.43%	4.15%	104.45%
(0.45)	9.93	(1.66)%	3,008	2.06%	1.60%	1.02%	1.48%	96.56%
(0.48)	10.55	8.98%	3,772	2.28%	1.60%	2.35%	3.03%	51.28%
(0.61)	10.15	(0.68)%	3,879	2.16%	1.60%	3.11%	3.67%	32.13%
(0.43)	10.83	9.52%	4,544	2.46%	1.60%	2.88%	3.74%	63.47%
(0.34)	10.30	12.80%	4,441	2.40%	1.60%	2.75%	3.55%	73.71%

(0.34)	9.89	3.49%	3,641	1.43%	1.00%	4.52%	4.95%	104.45%
(0.51)	9.89	(1.08)%	6,792	1.34%	1.00%	1.71%	2.06%	96.56%
(0.54)	10.51	9.66%	7,515	1.31%	1.00%	3.13%	3.44%	51.28%
(0.70)	10.11	(0.02)%	249	5.83%	1.01%	(0.38)%	4.44%	32.13%

(0.23)	14.59	7.42%	5,336	1.45%	1.20%	3.27%	3.52%	59.08%
(0.50)	13.80	17.76%	5,116	1.53%	1.21%	3.28%	3.60%	162.82%
(0.49)	12.18	24.43%	7,123	1.47%	1.21%	3.31%	3.57%	122.39%
(0.54)	10.21	(2.40)%	142	3.99%	1.20%	1.45%	4.24%	142.75%
(0.41)	10.96	11.04%	88	7.66%	1.20%	(2.01)%	4.45%	123.33%
(0.42)	10.26	(9.20)%	66	8.73%	1.21%	(2.83)%	4.69%	148.56%

(0.16)	14.68	6.90%	4,861	2.46%	2.20%	2.21%	2.48%	59.08%
(0.37)	13.88	16.58%	5,423	2.42%	2.21%	2.49%	2.70%	162.82%
(0.26)	12.25	23.31%	5,146	2.62%	2.20%	2.09%	2.51%	122.39%
(0.34)	10.16	(3.47)%	3,874	2.53%	2.20%	2.85%	3.18%	142.75%
(0.31)	10.85	9.99%	3,569	2.97%	2.20%	2.68%	3.46%	123.33%
(0.33)	10.16	(10.12)%	3,348	2.69%	2.21%	3.21%	3.69%	148.56%

(0.22)	14.51	7.25%	12,252	1.61%	1.45%	3.08%	3.24%	59.08%
(0.47)	13.73	17.49%	12,798	1.68%	1.46%	3.24%	3.45%	162.82%
(0.45)	12.12	24.10%	10,758	1.69%	1.45%	3.11%	3.35%	122.39%
(0.51)	10.15	(2.66)%	2,871	1.91%	1.45%	3.55%	4.01%	142.75%
(0.40)	10.90	10.84%	1,521	4.59%	1.45%	1.19%	4.32%	123.33%
(0.40)	10.21	(9.53)%	237	5.68%	1.46%	0.26%	4.48%	148.56%

FINANCIAL HIGHLIGHTS	37

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Fund
Class S**
Period ended March 31, 2014†	$14.00	$0.01	$0.86	$0.87	$–	$–
Year ended September 30, 2013	11.34	0.07	2.66	2.73	(0.07)	–
Year ended September 30, 2012	8.82	0.07	2.45	2.52	–	–
Year ended September 30, 2011	9.04	(0.07)	(0.15)	(0.22)	–	–
Year ended September 30, 2010	9.07	(0.01)	0.11	0.10	(0.13)	–
Year ended September 30, 2009	11.24	0.10	(2.27)	(2.17)	–	–
Class C
Period ended March 31, 2014†	12.82	(0.06)	0.79	0.73	–	–
Year ended September 30, 2013	10.42	(0.07)	2.47	2.40	–	–
Year ended September 30, 2012	8.17	(0.04)	2.29	2.25	–	–
Year ended September 30, 2011	8.36	(0.05)	(0.14)	(0.19)	–	–
Year ended September 30, 2010	8.37	(0.04)	0.11	0.07	(0.08)	–
Year ended September 30, 2009	10.46	0.03	(2.12)	(2.09)	–	–
Class A***
Period ended March 31, 2014†	13.39	(0.01)	0.83	0.82	–	–
Year ended September 30, 2013	10.85	0.02	2.56	2.58	(0.04)	–
Year ended September 30, 2012	8.46	0.03	2.36	2.39	–	–
Year ended September 30, 2011	8.67	(0.07)	(0.14)	(0.21)	–	–
Year ended September 30, 2010	8.73	(0.08)	0.10	0.02	(0.08)	–
Year ended September 30, 2009	10.92	0.01	(2.20)	(2.19)	–	–
ICON Long/Short Fund(d)
Class S**
Period ended March 31, 2014†	17.48	(0.02)	1.37	1.35	–	–
Year ended September 30, 2013	14.56	0.01	2.91	2.92	–	–
Year ended September 30, 2012	11.61	0.02	2.93	2.95	–	–
Year ended September 30, 2011	11.90	0.02	(0.31)	(0.29)	–	–
Year ended September 30, 2010	11.80	0.03	0.29	0.32	(0.22)	–
Year ended September 30, 2009	13.81	0.17	(1.89)	(1.72)	(0.29)	–
Class C
Period ended March 31, 2014†	16.05	(0.11)	1.27	1.16	–	–
Year ended September 30, 2013	13.52	(0.14)	2.67	2.53	–	–
Year ended September 30, 2012	10.89	(0.11)	2.74	2.63	–	–
Year ended September 30, 2011	11.29	(0.11)	(0.29)	(0.40)	–	–
Year ended September 30, 2010	11.19	(0.08)	0.27	0.19	(0.09)	–
Year ended September 30, 2009	13.13	0.06	(1.81)	(1.75)	(0.19)	–
Class A***
Period ended March 31, 2014†	17.13	(0.05)	1.34	1.29	–	–
Year ended September 30, 2013	14.31	(0.02)	2.84	2.82	–	–
Year ended September 30, 2012	11.44	(0.02)	2.89	2.87	–	–
Year ended September 30, 2011	11.77	(0.02)	(0.31)	(0.33)	–	–
Year ended September 30, 2010	11.67	–	0.28	0.28	(0.18)	–
Year ended September 30, 2009	13.69	0.14	(1.88)	(1.74)	(0.28)	–

38	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits(c)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$–	$14.87	6.21%	$9,491	1.23%	1.23%	0.16%	0.16%	15.40%
(0.07)	14.00	24.27%	6,986	1.23%	1.23%	0.59%	0.59%	32.68%
–	11.34	28.57%	22,952	1.18%	1.18%	0.61%	0.61%	23.73%
–	8.82	(2.43)%	133	2.52%	2.52%	(0.72)%	(0.72)%	57.93%
(0.13)	9.04	1.10%	406	1.90%	1.90%	(0.06)%	(0.06)%	123.12%
–	9.07	(19.31)%	887	1.45%	1.45%	1.27%	1.27%	208.48%

–	13.55	5.69%	18,418	2.26%	2.25%	(0.87)%	(0.86)%	15.40%
–	12.82	23.03%	18,848	2.32%	2.26%	(0.64)%	(0.58)%	32.68%
–	10.42	27.54%	18,378	2.35%	2.28%	(0.48)%	(0.41)%	23.73%
–	8.17	(2.27)%	17,884	2.27%	2.27%	(0.50)%	(0.50)%	57.93%
(0.08)	8.36	0.84%	24,573	2.25%	2.25%	(0.45)%	(0.45)%	123.12%
–	8.37	(19.98)%	33,089	2.25%	2.25%	0.44%	0.44%	208.48%

–	14.21	6.12%	9,384	1.58%	1.50%	(0.19)%	(0.11)%	15.40%
(0.04)	13.39	23.90%	10,000	1.58%	1.51%	0.12%	0.19%	32.68%
–	10.85	28.25%	12,401	1.54%	1.54%	0.27%	0.27%	23.73%
–	8.46	(2.42)%	1,245	2.52%	2.52%	(0.75)%	(0.75)%	57.93%
(0.08)	8.67	0.22%	1,362	2.68%	2.68%	(0.88)%	(0.88)%	123.12%
–	8.73	(20.05)%	1,969	2.43%	2.43%	0.11%	0.11%	208.48%

–	18.83	7.66%	15,612	1.39%	1.36%	(0.20)%	(0.17)%	22.08%
–	17.48	20.05%	4,774	1.53%	1.32%	(0.14)%	0.07%	32.63%
–	14.56	25.41%	3,471	2.18%	1.35%	(0.70)%	0.13%	54.26%
–	11.61	(2.44)%	42	7.76%	1.65%	(5.96)%	0.15%	67.28%
(0.22)	11.90	2.63%	132	5.80%	2.15%	(3.39)%	0.25%	136.50%
(0.29)	11.80	(12.10)%	128	4.40%	1.73%	(1.12)%	1.55%	131.79%

–	17.21	7.09%	6,985	2.62%	2.41%	(1.48)%	(1.27)%	22.08%
–	16.05	18.71%	6,108	2.62%	2.37%	(1.21)%	(0.96)%	32.63%
–	13.52	24.15%	6,004	2.95%	2.41%	(1.44)%	(0.90)%	54.26%
–	10.89	(3.54)%	5,546	3.14%	2.70%	(1.38)%	(0.94)%	67.28%
(0.09)	11.29	1.65%	9,547	3.60%	3.19%	(1.14)%	(0.73)%	136.50%
(0.19)	11.19	(13.10)%	15,093	2.95%	2.81%	0.44%	0.58%	131.79%

–	18.42	7.47%	13,675	1.84%	1.66%	(0.70)%	(0.52)%	22.08%
–	17.13	19.71%	8,813	1.91%	1.61%	(0.45)%	(0.16)%	32.63%
–	14.31	25.09%	15,687	2.09%	1.65%	(0.58)%	(0.14)%	54.26%
–	11.44	(2.80)%	1,213	3.23%	1.91%	(1.46)%	(0.14)%	67.28%
(0.18)	11.77	2.34%	1,855	3.65%	2.45%	(1.21)%	(0.01)%	136.50%
(0.28)	11.67	(12.39)%	2,390	2.64%	2.06%	0.76%	1.34%	131.79%

FINANCIAL HIGHLIGHTS	39

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Opportunities Fund
Period ended March 31, 2014†	$13.02	$(0.06)	$0.86	$0.80	$–	$(0.27)
Year ended September 30, 2013	10.00	(0.01)	3.03	3.02	–	–
ICON Risk-Managed Balanced Fund
Class S**
Period ended March 31, 2014†	13.40	0.14	0.35	0.49	(0.13)	–
Year ended September 30, 2013	12.32	0.24	1.04	1.28	(0.20)	–
Year ended September 30, 2012	10.88	0.15	1.44	1.59	(0.15)	–
Year ended September 30, 2011	10.96	0.12	(0.05)	0.07	(0.15)	–
Year ended September 30, 2010	10.61	0.08	0.33	0.41	(0.06)	–
Year ended September 30, 2009	11.46	0.22	(0.91)	(0.69)	(0.16)	–
Class C
Period ended March 31, 2014†	12.39	0.07	0.31	0.38	(0.07)	–
Year ended September 30, 2013	11.41	0.09	0.98	1.07	(0.09)	–
Year ended September 30, 2012	10.09	0.02	1.34	1.36	(0.04)	–
Year ended September 30, 2011	10.15	0.01	(0.05)	(0.04)	(0.02)	–
Year ended September 30, 2010	9.88	(0.02)	0.29	0.27	–	–
Year ended September 30, 2009	10.72	0.05	(0.79)	(0.74)	(0.10)	–
Class A***
Period ended March 31, 2014†	13.12	0.12	0.34	0.46	(0.11)	–
Year ended September 30, 2013	12.06	0.18	1.05	1.23	(0.17)	–
Year ended September 30, 2012	10.66	0.11	1.41	1.52	(0.12)	–
Year ended September 30, 2011	10.72	0.09	(0.05)	0.04	(0.10)	–
Year ended September 30, 2010	10.39	0.05	0.33	0.38	(0.05)	–
Year ended September 30, 2009	11.25	0.09	(0.80)	(0.71)	(0.15)	–

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.
**	Class S shares were formerly named Class Z shares prior to January 23, 2012.
***	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
†	Unaudited
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.
(c)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.
(d)	The Fund’s operating expenses, not including dividends on short positions, are contractually limited to 1.25% for Class S, 2.30% for Class C and 1.55% for Class A. The ratios in these financial highlights reflect the limitation, including the dividends on short positions.

40	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits(c)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$(0.27)	$13.55	6.19%	$1,323	3.85%	1.50%	(3.18)%	(0.83)%	22.29%
–	13.02	30.20%	442	12.47%	1.52%	(11.02)%	(0.07)%	52.22%

(0.13)	13.76	3.68%	62,854	1.20%	1.20%	2.09%	2.09%	57.74%
(0.20)	13.40	10.51%	43,350	1.43%	1.21%	1.65%	1.87%	98.30%
(0.15)	12.32	14.65%	6,692	1.80%	1.24%	0.69%	1.25%	71.06%
(0.15)	10.88	0.51%	60	7.22%	1.23%	(4.94)%	1.05%	67.61%
(0.06)	10.96	3.90%	62	10.41%	1.31%	(8.34)%	0.75%	114.34%
(0.16)	10.61	(5.79)%	72	3.55%	1.24%	(0.10)%	2.21%	194.31%

(0.07)	12.70	3.10%	7,919	2.27%	2.20%	1.03%	1.10%	57.74%
(0.09)	12.39	9.45%	5,667	2.72%	2.22%	0.22%	0.72%	98.30%
(0.04)	11.41	13.47%	2,243	3.25%	2.23%	(0.79)%	0.23%	71.06%
(0.02)	10.09	(0.45)%	2,099	2.95%	2.23%	(0.66)%	0.06%	67.61%
–	10.15	2.73%	2,609	3.36%	2.30%	(1.27)%	(0.21)%	114.34%
(0.10)	9.88	(6.69)%	3,199	2.72%	2.24%	0.06%	0.54%	194.31%

(0.11)	13.47	3.54%	7,013	1.59%	1.45%	1.62%	1.76%	57.74%
(0.17)	13.12	10.28%	7,819	2.12%	1.47%	0.81%	1.46%	98.30%
(0.12)	12.06	14.28%	4,045	2.16%	1.48%	0.28%	0.96%	71.06%
(0.10)	10.66	0.32%	1,982	2.08%	1.48%	0.20%	0.80%	67.61%
(0.05)	10.72	3.69%	4,020	2.62%	1.59%	(0.57)%	0.46%	114.34%
(0.15)	10.39	(6.05)%	1,501	2.87%	1.49%	(0.43)%	0.95%	194.31%

FINANCIAL HIGHLIGHTS	41

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014 (UNAUDITED)

1.  Organization

The ICON Bond Fund (“Bond Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/Short Fund”), ICON Opportunities Fund (“Opportunities Fund”) and ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”) (formerly, ICON Risk-Managed Equity Fund) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund, with the exception of the Opportunities Fund, offers three classes of shares: Class S, Class C and Class A. The Opportunities Fund is a single-class fund. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently twelve other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is maximum total return. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the ICON Fund is long-term capital appreciation with a secondary objective of capital preservation. The investment objective of the Opportunities Fund is to provide capital appreciation. The investment objective of the Long/Short Fund is capital appreciation. The investment objective of the Risk-Managed Balanced Fund is modest capital appreciation and income.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Securities of small companies generally involve greater risks than investments in larger companies. Small company securities tend to be more volatile and less liquid than equity securities of larger companies. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund, Equity Income Fund and the Risk-Managed Balanced Fund may invest in medium-and lower-quality debt securities.

42	NOTES TO FINANCIAL STATEMENTS

High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. The Risk-Managed Balanced Fund invests in call options; selling/writing call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

The ICON Fund has significant weights in the Consumer Discretionary sector which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect this sector.

The Opportunities Fund may have a significant concentration of risk as one Shareholder who is a related party to the Fund, owns 10.5% percent of the net assets of the Fund. Such concentration of Shareholders’ interests could have a material effect on the Fund in the event this Shareholder requests to redeem substantial amounts of capital at the same time.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS	43

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not in the Funds’ judgment reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as

44	NOTES TO FINANCIAL STATEMENTS

security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with

NOTES TO FINANCIAL STATEMENTS	45

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2014:

	Level 1	Level 2	Total

ICON Bond Fund*
Assets
Corporate Bonds	$-	$49,065,648	$49,065,648
U.S. Treasury Obligations	-	21,369,037	21,369,037
Foreign Corporate Bonds	-	7,351,818	7,351,818
Closed-End Mutual Funds	9,528,956	-	9,528,956
Preferred Stocks	6,842,581	-	6,842,581
Collateral for Securities on Loan	-	3,712,175	3,712,175
Short-Term Investments	-	589,158	589,158

Total	$16,371,537	$82,087,836	$98,459,373

ICON Equity Income Fund*
Assets
Common Stocks	$17,598,933	$-	$17,598,933
Preferred Stocks	1,391,845	-	1,391,845
Convertible Preferred Stocks	915,100	-	915,100
Closed-End Mutual Fund	438,749	-	438,749
Foreign Corporate Bonds	-	270,625	270,625
Corporate Bond	-	164,625	164,625
Collateral for Securities on Loan	-	1,847,032	1,847,032
Short-Term Investments	-	1,539,950	1,539,950

Total	$20,344,627	$3,822,232	$24,166,859

ICON Fund*
Assets
Common Stocks	$35,213,440	$-	$35,213,440
Collateral for Securities on Loan	-	1,883,538	1,883,538
Short-Term Investments	-	2,013,147	2,013,147

Total	$35,213,440	$3,896,685	$39,110,125

46	NOTES TO FINANCIAL STATEMENTS

	Level 1	Level 2	Total

ICON Long/Short Fund*
Assets
Common Stocks	$24,075,176	$-	$24,075,176
Mutual Fund	281,500	-	281,500
Collateral for Securities on Loan	-	1,001,575	1,001,575
Short-Term Investments	-	11,106,535	11,106,535

Total	$24,356,676	$12,108,110	$36,464,786

Liabilities
Securities Sold Short
Common Stock	$(2,886,882)	$-	$(2,886,882)

Total	$(2,886,882)	$-	$(2,886,882)

ICON Opportunities Fund*
Assets
Common Stocks	$922,950	$-	$922,950
Short-Term Investments	-	407,004	407,004

Total	$922,950	$407,004	$1,329,954

ICON Risk-Managed Balanced Fund*
Assets
Common Stocks	$41,254,974	$-	$41,254,974
Corporate Bonds	-	16,194,304	16,194,304
U.S. Treasury Obligations	-	7,946,269	7,946,269
Closed-End Mutual Funds	4,116,968	-	4,116,968
Foreign Corporate Bonds	-	3,134,659	3,134,659
Preferred Stocks	2,004,390	-	2,004,390
Put Options Purchased	70,200	-	70,200
Collateral for Securities on Loan	-	1,688,672	1,688,672
Short-Term Investments	-	4,113,703	4,113,703

Total	$47,446,532	$33,077,607	$80,524,139

Liabilities
Written Call Options	$(123,300)	$-	$(123,300)

Total	$(123,300)	$-	$(123,300)

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Credit Diversification tables for additional security details.

No Level 3 securities were held in any of the Funds at March 31, 2014.

For the period ended March 31, 2014, there was no transfer activity between Level 1 and Level 2. The end of period timing recognition is used for transfers between levels of the Fund’s assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	47

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the period ended March 31, 2014 was limited to purchased and written options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

48	NOTES TO FINANCIAL STATEMENTS

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase or sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or a call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of March 31, 2014, the Risk-Managed Balanced Fund engaged in written call and purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.

The Risk-Managed Balanced Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. The securities pledged as collateral are included on the Schedule of Investments. Such collateral is restricted from the Fund’s use. The cash collateral held for the prime broker and/or borrowings from the prime broker are included on the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS	49

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The number of options contracts written and the premiums received by the Risk-Managed Balanced Fund during the period ended March 31, 2014, were as follows:

	Risk-Managed Balanced Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	75	$175,547
Options written during period	615	1,264,899
Options closed during period	(550)	(1,219,067)

Options outstanding, end of period	140	$221,379

The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

Fair Values of Derivative Instruments as of March 31, 2014

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Purchased option contracts
Equity risk
ICON Risk-Managed Balanced Fund	Investments, at value	$70,200
Written option contracts
Equity risk
ICON Risk-Managed Balanced Fund			Options written, at value	$123,300

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments	Location of Gain/(loss) on Derivatives Recognized in Operations	Amount
Purchased option contracts
Equity risk
ICON Risk-Managed Balanced Fund	Net realized gain/(loss) from investment transactions	$(820,346)
Written option contracts
Equity risk
ICON Risk-Managed Balanced Fund	Net realized gain/(loss) from written option transactions	$(431,664)

50	NOTES TO FINANCIAL STATEMENTS

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments	Location of Gain/(loss) on Derivatives Recognized in Operations	Amount
Purchased option contracts
Equity risk
ICON Risk-Managed Balanced Fund	Change in unrealized net appreciation/(depreciation) on investments	$(26,303)
Written option contracts
Equity risk
ICON Risk-Managed Balanced Fund	Change in unrealized net appreciation/(depreciation) on written options	$25,207

For the period ended March 31, 2014, the Fund’s quarterly holdings of options contracts were as follows:

	ICON Risk-Managed Balanced Fund	ICON Risk-Managed Balanced Fund
Quarter Ended	Number of Purchased Options Contracts Outstanding	Number of Written Options Contracts Outstanding
December 31, 2013	184	120
March 31, 2014	120	140

The Funds value derivatives at fair value, as described above, and recognize changes in fair value currently in the results of operations. Accordingly, the Funds do not follow hedge accounting, even for derivatives employed as economic hedges.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is

NOTES TO FINANCIAL STATEMENTS	51

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The cash collateral that is restricted from use is included on the Statement of Assets and Liabilities as “Deposits for short sales.” The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Dividends received on short sales are treated as an expense on the Statement of Operations. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of March 31, 2014, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

52	NOTES TO FINANCIAL STATEMENTS

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Asset Amounts Presented in Statement of Assets and Liabilities(a)	Financial Instrument	Collateral Received(b)	Net Amount (not less than 0)
ICON Bond Fund	$3,528,649	-	$(3,528,649)	$0
ICON Equity Income Fund	1,820,920	-	(1,820,920)	0
ICON Fund	1,899,431	-	(1,899,431)	0
ICON Long/Short Fund	1,014,281	-	(1,014,281)	0
ICON Risk-Managed Balanced Fund	1,643,861	-	(1,643,861)	0

(a)	Represents market value of loaned securities at period end.

(b)	The actual collateral received is greater than the amount shown here due to overcollateralization.

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio which is disclosed on the Schedule of Investments. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned by the Funds for the period ended March 31, 2014, is included in the Statement of Operations.

For the period ended March 31, 2014, the following Funds had securities with the following values on loan:

Fund	Loaned Securities	Collateral
ICON Bond Fund	$3,528,649	$3,712,175
ICON Equity Income Fund	1,820,920	1,847,032
ICON Fund	1,899,431	1,883,538
ICON Long/Short Fund	1,014,281	1,001,575
ICON Risk-Managed Balanced Fund	1,643,861	1,688,672

The value of the collateral above could include collateral held for securities that were sold on or before March 31, 2014. It may also include collateral received from the pre-funding of security loans.

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or

NOTES TO FINANCIAL STATEMENTS	53

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends

54	NOTES TO FINANCIAL STATEMENTS

from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Below are the class level expenses that are included on the Statement of Operations:

Fund	Legal Expense	Printing and Postage Expense	Transfer Agent Expense
ICON Bond Fund
Class S	$2,883	$8,135	$26,988
Class C	82	536	3,375
Class A	180	1,130	7,804
ICON Equity Income Fund
Class S	176	1,625	7,136
Class C	179	875	4,620
Class A	437	2,051	11,444
ICON Fund
Class S	251	2,518	5,863
Class C	592	2,946	19,255
Class A	309	1,781	10,746

NOTES TO FINANCIAL STATEMENTS	55

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Fund	Legal Expense	Printing and Postage Expense	Transfer Agent Expense
ICON Long/Short Fund
Class S	$230	$928	$5,399
Class C	173	1,154	6,767
Class A	290	3,045	11,921
ICON Risk-Managed Balanced Fund
Class S	1,699	5,993	19,931
Class C	206	814	4,430
Class A	216	1,258	6,843

3.  Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 0.60% of average daily net assets of the Bond Fund, 0.75% of average daily net assets of the Equity Income Fund, ICON Fund, Opportunities Fund and Risk-Managed Balanced Fund, and 0.85% of average daily net assets of the Long/Short Fund.

ICON Advisers has contractually agreed to limit the Funds’ expenses (exclusive of brokerage, interest, taxes, dividends on short sales and extraordinary expenses) to the extent necessary to ensure that the Funds’ expenses do not exceed the following amounts:

Fund	Fund	Class S	Class C	Class A
ICON Bond Fund	-	0.75%	1.60%	1.00%
ICON Equity Income Fund	-	1.20%	2.20%	1.45%
ICON Fund	-	1.25%	2.25%	1.50%
ICON Long/Short Fund	-	1.25%	2.30%	1.55%
ICON Opportunities Fund	1.50%	-	-	-
ICON Risk-Managed Balanced Fund	-	1.20%	2.20%	1.45%

The Funds’ expense limitations, excluding the Bond Fund Class A, all classes of the ICON Fund and the Opportunities Fund will continue in effect until at least January 31, 2021. Limitations for the Bond Fund Class A, all classes of the ICON Fund and the Opportunities Fund will continue in effect until at least January 31, 2015. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no

56	NOTES TO FINANCIAL STATEMENTS

such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2014 the following amounts were still available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2014	2015	2016	2017
ICON Bond Fund	$7,434	$132,550	$148,484	$65,907
ICON Equity Income Fund	6,954	58,289	52,885	23,784
ICON Fund	-	4,827	19,298	4,884
ICON Long/Short Fund	11,097	70,576	56,161	18,177
ICON Opportunities Fund	-	-	36,360	11,479
ICON Risk-Managed Balanced Fund	5,836	49,968	51,293	7,550

Accounting, Custody and Transfer Agent Fees

State Street Bank and Trust Company (“State Street”) serves as the fund accounting agent for the Funds. For its services, the Trust pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction Cusip charges and out-of-pocket expenses. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2014, each Fund’s payment for administrative services to ICON Advisers is included on the Statement of

NOTES TO FINANCIAL STATEMENTS	57

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement under which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares and for other shareholder services. Under the 12b-1 Plan, Bond Fund Class C shareholders pay an annual distribution and service fee of 0.85% of average daily net assets and Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The shareholders of the other Funds pay an annual distribution and service fee of 1.00% of average daily net assets for Class C shares and an annual distribution and service fee of 0.25% of average daily net assets for Class A shares. There is no annual distribution and service fee for Class S shares. The total amount paid under the 12b-1 plans by the Funds is shown on the Statement of Operations.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust paid $120,000 of the CCO’s salary and the remaining portion is paid by ICON Advisers. For the period ended March 31, 2014, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

The Fund may reimburse ICON Advisers for legal work performed for the Fund by its attorneys outside of the advisory and administration contracts. The Board of Trustees reviews and approves such reimbursements. For the

58	NOTES TO FINANCIAL STATEMENTS

period ended March 31, 2014, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

4.  Borrowings

The Trust has entered into a Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing is limited to $150 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The Risk-Managed Balanced and Long/Short Funds may also have borrowings with the prime broker as a result of brokerage requirements. Interest on domestic borrowing with the prime broker is charged at the Federal Funds rate plus 0.50%.

For the period ended March 31, 2014 the average outstanding loan by Fund was as follows:

Fund	Average Borrowing (10/1/13-3/31/14)	Average Interest Rates (10/1/13-3/31/14)
ICON Bond Fund	$21,389	1.30%
ICON Long/Short Fund*	18,068	0.99
ICON Risk-Managed Balanced Fund*	73,864	0.99

*	Fund had outstanding borrowings under these agreements/arrangements as of March 31, 2014.

5.  Purchases and Sales of Investment Securities

For the period ended March 31, 2014, the aggregate cost of purchases and proceeds from sales of investment securities (excluding securities sold short, short-term securities and written options contracts) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
ICON Bond Fund	$83,968,142	$87,961,080	$16,362,578	$11,080,000
ICON Equity Income Fund	12,765,715	16,085,061	-	-
ICON Fund	5,684,255	5,233,001	-	-
ICON Long/Short Fund	9,990,626	4,581,422	-	-
ICON Opportunities Fund	668,975	147,728	-	-
ICON Risk-Managed Balanced Fund	52,340,052	39,647,058	4,489,023	499,531

NOTES TO FINANCIAL STATEMENTS	59

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

6.  Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as deferrals of wash sale losses, foreign currency transactions, and net investment losses.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital losses will expire unused.

For the year ended September 30, 2013 the following Funds had capital loss carryforwards:

Fund	Amounts	Expires
ICON Equity Income Fund	$4,956,525	2017
	19,089,764	2018
ICON Fund	10,507,549	2017
	19,833,424	2018
ICON Long/Short Fund	40,303,357	2017
	19,325,857	2018
ICON Risk-Managed Balanced Fund	2,850,243	2017
	14,212,596	2018

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2013 the following Funds utilized capital loss carryforwards:

Fund	Amount
ICON Equity Income Fund	$3,363,245
ICON Fund	10,346,842
ICON Long/Short Fund	2,879,691
ICON Risk-Managed Balanced Fund	2,452,435

60	NOTES TO FINANCIAL STATEMENTS

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2013, were as follows:

	Distributions Paid from
Fund	Ordinary Income	Net Long- Term Gains	Total Distributions Paid
ICON Bond Fund	$2,021,727	$2,430,466	$4,452,193
ICON Equity Income Fund	760,222	-	760,222
ICON Fund	169,811	-	169,811
ICON Risk-Managed Balanced Fund	289,470	-	289,470

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long- Term-Gains	Late Year Loss Deferral**	Capital Loss Carryover	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
ICON Bond Fund	$-	$1,339,433	$-	$-	$-	$603,568	$1,943,001
ICON Equity Income Fund	-	-	-	(24,046,289)	-	762,053	(23,284,236)
ICON Fund	-	-	(280,846)	(30,340,973)	-	11,471,995	(19,149,824)
ICON Long/Short Fund	-	-	(81,756)	(59,629,214)	-	3,732,318	(55,978,652)
ICON Opportunities	20,853	-	-	-	-	74,961	95,814
ICON Risk-Managed Balanced Fund	-	-	-	(17,062,839)	-	1,074,172	(15,988,667)

*	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

**	The Funds have elected to defer certain qualified late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the following fiscal year.

As of March 31, 2014, cost of investments for federal income tax purposes and the amounts of net unrealized appreciation/(depreciation) were as follows:

Fund	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
ICON Bond Fund	$98,539,696	$919,885	$(1,000,208)	$(80,323)
ICON Equity Income Fund	23,200,945	1,294,208	(328,294)	965,914
ICON Fund	27,173,401	12,424,063	(487,339)	11,936,724
ICON Long/Short Fund	31,735,201	4,893,584	(163,999)	4,729,585
ICON Opportunities Fund	1,232,924	109,157	(12,127)	97,030
ICON Risk-Managed Balanced Fund	77,686,660	3,529,859	(692,380)	2,837,479

NOTES TO FINANCIAL STATEMENTS	61

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

7.  Accounting Pronouncement

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Fund, management expects that the impact of the Fund’s adoption will be limited to additional financial statement disclosures.

8.  Subsequent Events

Effective May 5, 2014, the ICON Bond Fund may invest up to 35% of its assets in high-yield bonds that are below investment grade.

62	NOTES TO FINANCIAL STATEMENTS

SIX MONTH HYPOTHETICAL EXPENSE EXAMPLE

MARCH 31, 2014 (UNAUDITED)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/1/13 – 3/31/14).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads),

EXPENSE EXAMPLE	63

redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expense Paid During Period 10/1/13 - 3/31/14*	Annualized Expense Ratio 10/1/13 - 3/31/14
Actual Expenses
ICON Bond Fund
Class S	$1,000	$1,036.10	$3.81	0.75%
Class C	1,000	1,031.80	8.10	1.60%
Class A	1,000	1,034.90	5.07	1.00%
ICON Equity Income Fund
Class S	1,000	1,074.20	6.21	1.20%
Class C	1,000	1,069.00	11.35	2.20%
Class A	1,000	1,072.50	7.49	1.45%
ICON Fund
Class S	1,000	1,062.10	6.32	1.23%
Class C	1,000	1,056.90	11.54	2.25%
Class A	1,000	1,061.20	7.71	1.50%
ICON Long/Short Fund
Class S	1,000	1,076.60	7.04	1.36%
Class C	1,000	1,070.90	12.44	2.41%
Class A	1,000	1,074.70	8.59	1.66%
ICON Opportunities Fund	1,000	1,061.90	7.71	1.50%
ICON Risk-Managed Balanced Fund
Class S	1,000	1,036.80	6.09	1.20%
Class C	1,000	1,031.00	11.14	2.20%
Class A	1,000	1,035.40	7.36	1.45%
Hypothetical (assuming a 5% return before expenses)
ICON Bond Fund
Class S	1,000	1,021.19	3.78
Class C	1,000	1,016.95	8.05
Class A	1,000	1,019.95	5.04
ICON Equity Income Fund
Class S	1,000	1,018.95	6.04
Class C	1,000	1,013.96	11.05
Class A	1,000	1,017.70	7.29
ICON Fund
Class S	1,000	1,018.80	6.19
Class C	1,000	1,013.71	11.30
Class A	1,000	1,017.45	7.54

64	EXPENSE EXAMPLE

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expense Paid During Period 10/1/13 - 3/31/14*	Annualized Expense Ratio 10/1/13 - 3/31/14
ICON Long/Short Fund
Class S	$1,000	$1,018.15	$6.84
Class C	1,000	1,012.91	12.09
Class A	1,000	1,016.65	8.35
ICON Opportunities Fund	1,000	1,017.45	7.54
ICON Risk-Managed Balanced Fund
Class S	1,000	1,018.95	6.04
Class C	1,000	1,013.96	11.05
Class A	1,000	1,017.70	7.29

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

EXPENSE EXAMPLE	65

OTHER INFORMATION (UNAUDITED)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

Cost Basis Information

Effective January 1, 2012, federal law requires mutual fund companies to maintain and report a shareholder’s cost basis by tax lot, gain/loss information and holding period of covered shares to the Internal Revenue Service on Form 1099. Covered shares are mutual fund shares acquired on or after January 1, 2012. A fund is not required to maintain and report information for shares not deemed as covered.

The new law requires each fund to elect a default tax identification methodology in order to perform the required reporting. As a result, the Trust has chosen Average Cost as its default tax identification methodology. This is the method each Fund will use. However, at the time of purchase or upon the sale of covered shares, shareholders may choose a different tax identification method. Furthermore, if you purchase shares through a financial intermediary, please contact the intermediary to find out what default tax identification method they will use. We recommend that you consult your tax adviser to determine which tax identification methodology best suits your individual tax situation.

66	OTHER INFORMATION

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

OTHER INFORMATION	67

ICON FUNDS PRIVACY INFORMATION

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■  Social Security number and account balances

■  income and transaction history

■  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

68	FUNDS PRIVACY INFORMATION

Who we are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What we do
How does ICON protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?

We collect your personal information, for example, when you

■  open an account or enter into an investment advisory contract

■  provide account information or give us your contact information

■  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■  sharing for affiliates’ everyday business purposes — information about your creditworthiness

■  affiliates from using your information to market to you

■  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■  Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■  Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ ICON doesn’t jointly market

FUNDS PRIVACY INFORMATION	69

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

2014 SEMIANNUAL REPORT

ICON INTERNATIONAL FUNDS

INVESTMENT UPDATE

(UNAUDITED)

ICON Asia-Pacific Region Fund (ICON Emerging Markets Fund, effective May 5, 2014)

ICON Europe Fund

ICON International Equity Fund

1-800-764-0442 | www.iconfunds.com

SAR-INTL-14 B95217

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442     •    www.iconfunds.com

ABOUT THIS REPORT (UNAUDITED)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2014, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment in a region fund may involve greater risk and volatility than a diversified fund. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign

2	ABOUT THIS REPORT

stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ABOUT THIS REPORT	3

ICON ASIA-PACIFIC REGION FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (91.7%)
3,200	ABC-Mart, Inc.*	$138,822
14,800	Amcor, Ltd.*	142,997
422,000	Beijing Capital International Airport Co., Ltd.*	288,830
6,500	Calbee, Inc.*	153,156
650,000	Chaoda Modern Agriculture Holdings, Ltd.†***(a)	-
154,000	China Overseas Land & Investment Ltd.*	399,139
102,000	China Resources Power Holdings Co. Ltd.*	266,444
110,000	China State Construction International Holdings Ltd.*	186,714
180,000	ComfortDelGro Corp., Ltd.*	284,726
7,900	Commonwealth Bank of Australia*	568,717
10,800	COOKPAD, Inc.*	256,535
36,400	Crown, Ltd.*	562,969
13,200	Daiseki Co. Ltd.*	228,273
175,000	Dexus Property Group, REIT*	172,573
351,800	Ezion Holdings, Ltd.*	605,203
56,000	Galaxy Entertainment Group Ltd.†*	489,139
200,000	Guangshen Railway Co. Ltd., Class H*	84,825
24,500	HDFC Bank Ltd.*	308,870
16,000	Hengan International Group Co., Ltd.*	166,518
69,000	Hitachi, Ltd.*	510,742
72,000	Insurance Australia Group, Ltd.*	372,389
24,000	Isuzu Motors Ltd.*	137,802

Shares or Principal Amount		Value
63,000	ITC Ltd.*	$372,756
18,500	Japan Tobacco, Inc.*	580,667
35,000	Kakaku.com, Inc.*	569,022
8,000	KDDI Corp.*	464,520
29,784	Korean Reinsurance Co.*	288,931
1,330	LG Household & Health Care, Ltd.*	574,981
3,762,000	Lippo Karawaci Tbk PT*	361,199
90,000	Luk Fook Holdings International Ltd.*	283,883
30,400	Mitsubishi Corp.*	563,914
195,000	Mizuho Financial Group, Inc.*	386,461
5,000	Modec, Inc.*	126,436
6,000	MonotaRO Co. Ltd.*	152,185
105,000	Nippon Steel & Sumitomo Metal Corp.*	286,521
18,400	Park24 Co. Ltd.*	349,621
4,900	Philippine Long Distance Telephone Co.*	298,287
320,300	Puregold Price Club, Inc.*	314,662
7,200	REA Group Ltd.*	326,256
640	Samsung Electronics Co., Ltd.*	809,070
1,800	Shimamura Co., Ltd.*	155,761
438,000	Shun Tak Holdings Ltd.*	226,418
2,100	SK Telecom Co., Ltd.*	426,171
32,000	Sky Network Television Ltd.*	173,759
12,000	Sumitomo Rubber Industries, Ltd.*	152,638
13,200	Suncorp Group, Ltd.*	157,970

4	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
18,000	Suruga Bank Ltd.*	$317,080
11,800	Sysmex Corp.*	376,212
36,000	Taiheiyo Cement Corp.*	129,648
3,300	Tech Mahindra Ltd.*	99,225
10,700	Tokio Marine Holdings, Inc.*	320,897
37,000	Westfield Group, REIT*	352,434
18,700	Westpac Banking Corp.*	601,255

Total Common Stocks (Cost $15,825,023)		16,924,223

Shares or Principal Amount		Value
Short-Term Investments (6.1%)
$1,128,563	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/14	$1,128,563

Total Short-Term Investments (Cost $1,128,563)		1,128,563
Total Investments 97.8% (Cost $16,953,586)		18,052,786
Other Assets Less Liabilities 2.2%		412,462

Net Assets 100.0%		$18,465,248

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of March 31, 2014 was 91.7% of net assets.

***	This security is considered a Level 3 security. See Note 2 for further details.

(a)	This security is considered to be illiquid. The value of this security at March 31, 2014 was $0, which represents 0.0% of the Fund’s Net Assets.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS	5

ICON Asia-Pacific Region Fund

Country Composition

March 31, 2014 (unaudited)

Japan	34.3%
Australia	17.8%
South Korea	11.4%
Hong Kong	10.0%
Singapore	4.8%
India	4.2%
Philippines	3.3%
China	3.0%
Indonesia	2.0%
New Zealand	0.9%

91.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund

Sector Composition

March 31, 2014 (unaudited)

Financial	25.1%
Consumer Discretionary	14.5%
Industrials	12.8%
Consumer Staples	11.6%
Information Technology	10.8%
Utilities	7.8%
Energy	4.0%
Materials	3.1%
Health Care	2.0%

91.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund

Industry Composition

March 31, 2014 (unaudited)

Diversified Banks	10.2%
Wireless Telecommunication Services	6.4%
Casinos & Gaming	5.8%
Tobacco	5.1%
Property & Casualty Insurance	4.6%
Semiconductors	4.4%
Real Estate Development	4.2%
Oil & Gas Equipment & Services	4.0%
Trading Companies & Distributors	3.9%
Advertising	3.2%
Environmental & Facilities Services	3.1%
Household Products	3.1%
Internet Software & Services	3.1%
Electronic Equipment & Instruments	2.8%
Health Care Equipment	2.0%

Retail REIT’s	1.9%
Hypermarkets & Super Centers	1.7%
Regional Banks	1.7%
Airport Services	1.6%
Apparel Retail	1.6%
Reinsurance	1.6%
Steel	1.6%
Specialty Stores	1.5%
Trucking	1.5%
Independent Power Producers & Energy Traders	1.4%
Industrial Conglomerates	1.2%
Construction & Engineering	1.0%
Other Industries (each less than 1%)	7.5%

91.7%

Percentages are based upon common stocks as a percentage of net assets.

6	SCHEDULE OF INVESTMENTS

ICON EUROPE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (95.3%)
8,500	Airbus Group NV*	$608,778
3,500	Anheuser-Busch InBev NV*	368,603
2,300	ASML Holding*	214,092
2,300	AtoS*	207,848
6,500	Aveva Group PLC*	227,051
4,200	Bayer AG*	568,779
7,000	BayWa AG*	398,346
4,000	Beiersdorf AG*	390,135
2,000	Bertrandt AG*	306,330
32,000	BG Group PLC*	597,418
1,600	BioMerieux**	175,501
73,000	BP PLC*	586,559
8,400	British American Tobacco PLC*	468,600
520	Burckhardt Compression Holding AG*	270,632
4,040	CANCOM SE*	191,862
12,073	Carl Zeiss Meditec AG*	339,294
2,000	Carlsberg A/S, Class B*	198,816
31,700	CAT Oil AG*	663,194
1,400	Christian Dior S.A.*	268,893
6,300	Cie Financiere Richemont S.A.*	601,890
6,000	Danone*	423,884
2,700	Dassault Systemes S.A.*	315,942
17,000	Deutsche Bank AG*	761,915
21,900	Diageo PLC*	680,194
8,000	DMG Mori Seiki AG*	245,648
26,000	Dragon Oil PLC*	245,553
20,400	DSV A/S*	657,804
8,200	Essilor International S.A.*	827,529
600	Eurofins Scientific*	179,354
9,200	Experian PLC*	166,021
4,600	Fresenius SE & Co. KGaA*	722,056

Shares or Principal Amount		Value
220	Galenica AG*	$212,904
650	Geberit AG*	212,991
5,700	Gerresheimer AG*	369,995
10,200	Getinge AB, Class B*	287,980
8,508	GlaxoSmithKline PLC*	226,869
4,700	Grammer AG*	230,120
25,800	Groupe Steria SCA*	520,198
2,800	Heineken NV*	194,845
8,000	Hexagon AB, Class B*	271,989
3,100	Hexpol AB*	273,936
1,300	Iliad S.A.**	374,845
11,400	Indus Holding AG*	502,294
2,200	Ingenico*(a)	205,619
15,555	Jenoptik AG*	282,427
6,000	Koninklijke Boskalis Westminster NV*	330,233
6,000	Koninklijke DSM*	411,526
27,000	Koninklijke Philips Electronics NV*	949,836
22,500	Koza Altin Isletmeleri*	194,390
4,000	Krones AG*	382,320
870	KWS Saat AG*	315,271
5,100	L’Oreal S.A.*	841,400
1,900	Linde AG*	380,430
2,570	LVMH Moet Hennessy Louis Vuitton S.A.*	465,715
8,900	Mekonomen AB*	245,793
651	Nemetschek AG*	53,762
13,100	Nestle S.A.*	986,032
2,600	Novartis AG*	220,761
5,000	Novozymes AS, Class B*	219,795
5,000	Nutreco NV*	222,209
6,400	Obrascon Huarte Lain S.A.*	278,444
5,800	Pernod Ricard S.A.*	674,975
4,100	Pfeiffer Vacuum Technology AG*	500,356
11,000	Plastic Omnium S.A.*	407,865

SCHEDULE OF INVESTMENTS	7

Shares or Principal Amount		Value
40,000	QSC AG*	$199,461
1,170	Rational AG*	416,956
44,900	Rolls-Royce Holdings PLC†*	803,770
10,100	Rubis SCA*	726,936
16,000	Salmar ASA†*	228,940
7,400	Sanofi*	773,293
12,600	SAP AG*	1,022,056
10,200	Schneider Electric S.A.*	903,988
13,600	Seadrill, Ltd.*(a)	478,816
4,100	SHW AG*	263,429
7,700	Siemens AG*	1,038,442
10,000	SKF AB, Class B*	256,050
640	Swatch Group AG*	401,493
3,800	Symrise AG*	189,848
49,000	Tate & Lyle PLC*	545,740
3,000	Tecan Group AG*	360,394
53,400	Telenor ASA*	1,181,893
16,600	Teleperformance*	961,912
3,719	Tikkurila Oyj**	87,611
18,400	Trelleborg AB, Class B*	371,356
15,000	Zodiac Aerospace*	529,967

Total Common Stocks (Cost $33,636,512)		36,868,997

Shares or Principal Amount		Value
Preferred Stocks (3.1%)
3,300	Fuchs Petrolub SE*(a)	$331,546
4,000	Henkel AG & Co. KGaA*	430,568
4,200	Porsche Automobil Holding SE*	431,791

Total Preferred Stocks (Cost $887,732)		1,193,905
Collateral for Securities on Loan (1.0%)
383,003	State Street Navigator Prime Portfolio, 0.16%	383,003

Total Collateral for Securities on Loan (Cost $383,003)		383,003
Short-Term Investments (2.1%)
$830,701	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/14	830,701

Total Short-Term Investments (Cost $830,701)		830,701
Total Investments 101.5% (Cost $35,737,948)		39,276,606
Liabilities Less Other Assets (1.5%)		(596,752)

Net Assets 100.0%		$38,679,854

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of March 31, 2014 was 96.8% of net assets.

**	This security is considered a Level 1 security. See Note 2 for further details.

(a)	All or a portion of the security was on loan as of March 31, 2014.

8	SCHEDULE OF INVESTMENTS

ICON Europe Fund

Country Composition

March 31, 2014 (unaudited)

Germany	29.2%
France	26.4%
United Kingdom	10.7%
Switzerland	8.3%
Netherlands	6.2%
Sweden	4.4%
Norway	3.7%
Denmark	2.8%
Austria	1.7%
Bermuda	1.2%
Belgium	0.9%
Spain	0.7%
United Arab Emirates	0.6%
Luxembourg	0.5%
Turkey	0.5%
Ireland	0.4%
Finland	0.2%

98.4%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund

Sector Composition

March 31, 2014 (unaudited)

Industrials	28.8%
Consumer Staples	17.9%
Health Care	13.7%
Information Technology	8.9%
Consumer Discretionary	8.6%
Energy	6.5%
Materials	5.5%
Utilities	5.0%
Financial	2.0%
Telecommunication	1.5%

98.4%

Percentages are based upon common and preferred stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	9

ICON Europe Fund

Industry Composition

March 31, 2014 (unaudited)

Industrial Conglomerates	6.5%
Industrial Machinery	6.4%
Packaged Foods & Meats	5.6%
Pharmaceuticals	5.2%
Aerospace & Defense	5.1%
Apparel, Accessories & Luxury Goods	4.5%
Application Software	4.1%
Research & Consulting Services	3.7%
Distillers & Vintners	3.5%
Personal Products	3.2%
Integrated Telecommunication Services	3.1%
Integrated Oil & Gas	3.0%
Oil & Gas Drilling	2.9%
Specialty Chemicals	2.9%
Auto Parts & Equipment	2.4%
Life Sciences Tools & Services	2.4%
Electrical Components & Equipment	2.3%
IT Consulting & Other Services	2.3%
Health Care Equipment	2.1%
Health Care Supplies	2.1%
Diversified Capital Markets	2.0%

Brewers	1.9%
Electronic Equipment & Instruments	1.9%
Gas Utilities	1.9%
Health Care Services	1.9%
Trucking	1.7%
Construction & Engineering	1.6%
Alternative Carriers	1.5%
Agricultural Products	1.4%
Tobacco	1.2%
Automobile Manufacturers	1.1%
Commodity Chemicals	1.1%
Household Products	1.1%
Industrial Gases	1.0%
Trading Companies & Distributors	1.0%
Other Industries (each less than 1%)	2.8%

98.4%

Percentages are based upon common and preferred stocks as a percentage of net assets.

10	SCHEDULE OF INVESTMENTS

ICON INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (87.0%)
7,300	ABC-Mart, Inc.*	$316,689
38,000	AIA Group Ltd.*	180,734
6,000	Airbus Group NV*	429,726
2,300	Anheuser-Busch InBev NV*	242,225
2,700	AtoS*	243,995
7,300	Aveva Group PLC*	254,996
2,500	Bayer AG*	338,559
5,000	BayWa AG*	284,533
3,700	Beiersdorf AG*	360,875
1,800	Bertrandt AG*	275,697
25,000	BG Group PLC*	466,733
59,000	BP PLC*	474,068
470	Burckhardt Compression Holding AG*	244,609
15,000	Calbee, Inc.*	353,438
4,000	CANCOM SE*	189,962
12,545	Carl Zeiss Meditec AG*	352,559
2,800	Carlsberg A/S, Class B*	278,342
22,300	CAT Oil AG*	466,537
1,702,000	Chaoda Modern Agriculture Holdings, Ltd.†***(a)	-
1,200	Christian Dior S.A.*	230,479
5,000	Cie Financiere Richemont S.A.*	477,691
12,000	COOKPAD, Inc.*(b)	285,039
4,600	Daikin Industries Ltd.*	257,965
14,000	Daiseki Co. Ltd.*	242,108
7,700	Danone*	543,984
2,000	Dassault Systemes S.A.*	234,031
12,000	Deutsche Bank AG*	537,822
18,100	Diageo PLC*	562,169

Shares or Principal Amount		Value
7,000	DMG Mori Seiki AG*(b)	$214,942
8,500	Dollarama, Inc.**	647,553
25,000	Dragon Oil PLC*	236,109
12,800	DSV A/S*	412,740
45,000	DuluxGroup Ltd.*	239,614
7,000	Enbridge, Inc.**	317,929
7,400	Essilor International S.A.*	746,794
1,116,000	Ezion Holdings, Ltd.*	1,919,859
4,800	Fresenius SE & Co. KGaA*	753,449
22,000	Galaxy Entertainment Group Ltd.†*	192,162
6,200	Gerresheimer AG*	402,451
7,800	Getinge AB, Class B*(b)	220,220
155,000	GPT Group, REIT*	526,812
4,500	Grammer AG*	220,328
22,200	Groupe Steria SCA*	447,612
4,100	Heineken NV*	285,308
8,500	Hexagon AB, Class B*	288,988
3,200	Hexpol AB*	282,772
69,000	Hitachi, Ltd.*	510,742
11,500	Honda Motor Co., Ltd.*	404,647
50,000	Horizon North Logistics, Inc.**	378,109
1,200	Iliad S.A.**	346,010
9,800	Indus Holding AG*	431,797
3,700	Ingenico*(b)	345,813
14,000	Innox Corp.†*	294,965
67,000	Insurance Australia Group, Ltd.*	346,528
19,000	ITOCHU Corp.*	222,308
9,000	Japan Tobacco, Inc.*	282,487
13,070	Jenoptik AG*	237,307

SCHEDULE OF INVESTMENTS	11

Shares or Principal Amount		Value
25,000	Kakaku.com, Inc.*(b)	$406,444
10,400	Kintetsu World Express, Inc.*	462,096
504	Kolao Holdings*	11,749
6,400	Koninklijke DSM*	438,961
24,800	Koninklijke Philips Electronics NV*	872,442
24,000	Korean Reinsurance Co.*	232,822
20,000	Koza Altin Isletmeleri*	172,792
3,500	Krones AG*	334,530
18,200	KT Skylife Co. Ltd.*	408,620
940	KWS Saat AG*	340,638
3,200	L’Oreal S.A.*	527,937
1,500	LVMH Moet Hennessy Louis Vuitton S.A.*	271,818
80,000	Mazda Motor Corp.*	355,408
7,100	Mekonomen AB*	196,082
35,000	Mitsubishi Corp.*	649,243
40,000	Mitsubishi Gas Chemical Co., Inc.*	225,496
18,000	Mitsui & Co., Ltd.*	254,404
600,000	Nam Cheong Ltd.*	159,930
723	Nemetschek AG*	59,708
9,800	Nestle S.A.*	737,642
25,000	NHK Spring Co., Ltd.*	232,489
23,000	Nippon Meat Packers, Inc.*(b)	342,374
110,000	Nippon Steel & Sumitomo Metal Corp.*	300,165
13,500	NKSJ Holdings, Inc.*	346,605
5,600	Nutreco NV*	248,874
25,000	ORIX Corp.†*	352,350
15,000	Park24 Co. Ltd.†*	285,017
4,800	Pernod Ricard S.A.*	558,600
3,100	Pfeiffer Vacuum Technology AG*	378,318
8,800	Pigeon Corp.*	396,504
8,400	Plastic Omnium S.A.*	311,461
11,600	Pola Orbis Holdings, Inc.*	462,785
35,000	Premier Investments Ltd.*	320,223
42,000	QSC AG*	209,434

Shares or Principal Amount		Value
18,600	Quebecor, Inc., Class B**(b)	$454,274
32,900	Rolls-Royce Holdings PLC†*	588,954
8,200	Rubis SCA*	590,186
4,000	Ryohin Keikaku Co. Ltd.*	385,675
250,000	S.A. SA International Holdings, Ltd.*	200,257
305	Samsung Electronics Co., Ltd.*	385,573
5,230	Sanofi*	546,530
7,500	Santen Pharmaceutical Co. Ltd.*	331,853
36,000	Santos Ltd.*	451,319
10,500	SAP AG*	851,714
6,900	Schneider Electric S.A.*	611,522
9,300	Seadrill, Ltd.*(b)	327,426
3,800	SHW AG*	244,153
7,600	Siemens AG*	1,024,956
50,000	Sky Network Television Ltd.*	271,498
6,000	Softbank Corp.*	453,409
700,000	SPT Energy Group, Inc.*	347,716
35,000	Super Retail Group Ltd.*	358,959
530	Swatch Group AG*	332,487
18,800	Sysmex Corp.*	599,389
85,000	Taiheiyo Cement Corp.*(b)	306,114
42,000	Tate & Lyle PLC*	467,777
3,000	Tecan Group AG*	360,394
49,000	Telenor ASA*	1,084,509
11,600	Teleperformance*	672,179
2,535	Tikkurila Oyj**	59,719
19,000	TK Corp.†*	353,262
17,100	Tokio Marine Holdings, Inc.*	512,835
11,000	Tokyo Ohka Kogyo Co., Ltd.*	242,840
9,500	Toyota Motor Corp.*	535,741
24,000	Trelleborg AB, Class B*	484,378
10,000	TV Asahi Corp.*	181,143
17,000	WestJet Airlines Ltd.**	373,216

12	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
9,300	Zodiac Aerospace*	$328,579

Total Common Stocks (Cost $46,957,309)		48,466,417
Preferred Stocks (1.3%)
3,600	Fuchs Petrolub SE*	361,686
3,400	Henkel AG & Co. KGaA*	365,983

Total Preferred Stocks (Cost $646,102)		727,669
Collateral for Securities on Loan (5.2%)
2,873,864	State Street Navigator Prime Portfolio, 0.16%	2,873,864

Total Collateral for Securities on Loan (Cost $2,873,864)		2,873,864

Shares or Principal Amount		Value
Short-Term Investments (15.2%)
$8,454,854	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/14	$8,454,854

Total Short-Term Investments (Cost $8,454,854)		8,454,854
Total Investments 108.7% (Cost $58,932,129)		60,522,804
Liabilities Less Other Assets (8.7%)		(4,841,698)

Net Assets 100.0%		$55,681,106

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of March 31, 2014 was 83.7% of net assets.

**	This security is considered a Level 1 security. See Note 2 for further details.

***	This security is considered a Level 3 security. See Note 2 for further details.

(a)	This security is considered to be illiquid. The value of this security at March 31, 2014 was $0, which represents 0.0% of the Fund’s Net Assets.

(b)	All or a portion of the security was on loan as of March 31, 2014.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS	13

ICON International Equity Fund

Country Composition

March 31, 2014 (unaudited)

Japan	20.4%
Germany	15.7%
France	14.4%
United Kingdom	5.1%
Australia	4.0%
Canada	4.0%
Switzerland	3.9%
Singapore	3.5%
Netherlands	3.4%
South Korea	2.9%
Sweden	2.7%
Norway	2.0%
Denmark	1.2%
Hong Kong	1.1%
Austria	0.8%
Bermuda	0.6%
China	0.6%
New Zealand	0.5%
Belgium	0.4%
United Arab Emirates	0.4%
Malaysia	0.3%
Turkey	0.3%
Finland	0.1%

88.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund

Sector Composition

March 31, 2014 (unaudited)

Industrials	20.3%
Consumer Discretionary	14.2%
Consumer Staples	13.2%
Energy	9.0%
Health Care	8.4%
Information Technology	8.3%
Financial	5.4%
Materials	4.6%
Utilities	3.9%
Telecommunication	1.0%

88.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

14	SCHEDULE OF INVESTMENTS

ICON International Equity Fund

Industry Composition

March 31, 2014 (unaudited)

Packaged Foods & Meats	4.3%
Industrial Conglomerates	4.2%
Oil & Gas Equipment & Services	4.1%
Industrial Machinery	3.6%
Trading Companies & Distributors	2.6%
Aerospace & Defense	2.5%
Application Software	2.5%
Personal Products	2.5%
Apparel, Accessories & Luxury Goods	2.4%
Electronic Equipment & Instruments	2.4%
Automobile Manufacturers	2.3%
Pharmaceuticals	2.2%
Health Care Equipment	2.1%
Property & Casualty Insurance	2.1%
Specialty Chemicals	2.1%
Cable & Satellite	2.0%
Distillers & Vintners	2.0%
Integrated Telecommunication Services	2.0%
General Merchandise Stores	1.9%
Auto Parts & Equipment	1.8%
Integrated Oil & Gas	1.7%
Research & Consulting Services	1.7%

IT Consulting & Other Services	1.5%
Brewers	1.4%
Health Care Services	1.4%
Household Products	1.4%
Life Sciences Tools & Services	1.4%
Oil & Gas Drilling	1.4%
Health Care Supplies	1.3%
Apparel Retail	1.2%
Oil & Gas Exploration & Production	1.2%
Agricultural Products	1.1%
Electrical Components & Equipment	1.1%
Gas Utilities	1.1%
Alternative Carriers	1.0%
Automotive Retail	1.0%
Diversified Capital Markets	1.0%
Diversified REIT’s	1.0%
Other Industries (each less than 1%)	13.8%

88.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	15

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2014 (UNAUDITED)

	ICON Asia-Pacific Region Fund	ICON Europe Fund	ICON International Equity Fund
Assets
Investments, at cost	$16,953,586	$35,737,948	$58,932,129

Investments, at value†	18,052,786	39,276,606	60,522,804
Foreign currency, at value(a)	4,285	77,578	-
Receivables:
Fund shares sold	160	14,461	32,758
Investments sold	329,988	1,891,400	1,657,036
Dividends	112,355	38,901	126,383
Expense reimbursements due from Adviser	20,323	17,007	7,189
Foreign tax reclaims	3,801	40,583	40,678
Other assets	19,040	21,523	21,661

Total Assets	18,542,738	41,378,059	62,408,509

Liabilities
Payables:
Due to custodian bank	-	-	208,743
Investments purchased	-	2,196,697	3,450,501
Payable for collateral received on securities loaned	-	383,003	2,873,864
Fund shares redeemed	8,124	42,303	84,545
Advisory fees	17,659	32,662	45,465
Accrued distribution fees	719	354	5,674
Fund accounting fees	1,142	1,637	1,739
Transfer agent fees	11,976	7,861	15,821
Administration fees	880	1,629	2,267
Trustee fees	1,196	1,102	1,880
Accrued expenses	35,794	30,957	36,904

Total Liabilities	77,490	2,698,205	6,727,403

Net Assets - all share classes	$18,465,248	$38,679,854	$55,681,106

Net Assets - Class S	$17,294,052	$37,514,319	$45,167,503

Net Assets - Class C	$734,210	$111,657	$5,447,146

Net Assets - Class A	$436,986	$1,053,878	$5,066,457

16	FINANCIAL STATEMENTS

	ICON Asia-Pacific Region Fund	ICON Europe Fund	ICON International Equity Fund
Net Assets Consist of
Paid-in capital	$26,447,378	$82,688,310	$140,685,880
Accumulated undistributed net investment income/(loss)	(58,404)	(115,142)	(150,713)
Accumulated undistributed net realized gain/(loss)	(9,021,875)	(47,427,439)	(86,444,626)
Unrealized appreciation/(depreciation)	1,098,149	3,534,125	1,590,565

Net Assets	$18,465,248	$38,679,854	$55,681,106

Shares outstanding (unlimited shares authorized, no par value)
Class S	1,281,372	2,329,807	3,576,576
Class C	56,361	7,081	470,172
Class A	32,372	65,416	403,877
Net asset value (offering and redemption price per share)
Class S	$13.50	$16.10	$12.63
Class C	$13.03	$15.77	$11.59
Class A	$13.50	$16.11	$12.54
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$14.32	$17.09	$13.31

† Includes securities on loan of	$-	$368,475	$2,741,347

(a) Foreign currency, at cost	$4,306	$81,874	$-

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	17

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2014 (UNAUDITED)

	ICON Asia-Pacific Region Fund	ICON Europe Fund	ICON International Equity Fund
Investment Income
Interest	$123	$124	$281
Dividends	220,388	168,431	288,585
Income from securities lending, net	3,666	4,788	14,229
Foreign taxes withheld	(24,127)	(15,896)	(30,417)

Total Investment Income	200,050	157,447	272,678

Expenses
Advisory fees	136,158	179,958	264,264
Distribution fees:
Class C	3,854	628	28,274
Class A	802	636	6,391
Fund accounting fees	2,817	3,699	5,443
Transfer agent fees	25,004	19,430	36,071
Administration fees	6,793	8,977	13,183
Custody fees	10,058	7,282	15,314
Registration fees:
Class S	8,053	8,562	5,278
Class C	5,429	5,217	5,294
Class A	4,647	4,583	5,498
Insurance expense	2,147	1,777	3,488
Trustee fees and expenses	1,871	1,987	3,100
Audit and tax service expense	17,517	16,873	17,517
Interest expense	27	1	-
Other expenses	29,472	23,119	31,447

Total expenses before expense reimbursement	254,649	282,729	440,562
Expense reimbursement by Adviser due to expense limitation agreement	(11,625)	(9,807)	(16,163)

Net Expenses	243,024	272,922	424,399

Net Investment Income/(Loss)	(42,974)	(115,475)	(151,721)

Net Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	1,118,402	2,882,910	4,714,778
Foreign currency	(17,915)	(36,664)	(69,820)
Net realized capital gains tax	(52,013)	-	(35,013)
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(1,138,591)	369,911	(913,831)
Net unrealized capital gains tax	53,802	-	36,253

Net realized and unrealized gain/(loss)	(36,315)	3,216,157	3,732,367

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(79,289)	$3,100,682	$3,580,646

The accompanying notes are an integral part of the financial statements.

18	FINANCIAL STATEMENTS

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STATEMENTS OF CHANGES IN NET ASSETS

	ICON Asia-Pacific Region Fund
	Period ended March 31, 2014 (unaudited)	Year ended September 30, 2013
Operations
Net investment income/(loss)	$(42,974)	$166,249
Net realized gain/(loss)	1,118,402	1,463,941
Net realized gain/(loss) from foreign currency	(17,915)	(71,832)
Net realized capital gains tax	(52,013)	(7,727)
Change in net unrealized appreciation/(depreciation)	(1,084,789)	2,743,851

Net increase/(decrease) in net assets resulting from operations	(79,289)	4,294,482

Dividends and Distributions to Shareholders
Net investment income
Class S	(59,305)	(268,567)
Class C	-	(1,055)
Class A	(1,490)	(1,610)

Net decrease from dividends and distributions	(60,795)	(271,232)

Fund Share Transactions
Shares sold
Class S	5,360,199	7,722,364
Class C	13,489	382,870
Class A	53,850	657,009
Reinvested dividends and distributions
Class S	56,463	261,722
Class C	-	983
Class A	1,270	1,367
Shares repurchased
Class S	(17,035,213)	(20,783,912)
Class C	(111,687)	(514,739)
Class A	(405,870)	(605,518)

Net increase/(decrease) from fund share transactions	(12,067,499)	(12,877,854)

Total net increase/(decrease) in net assets	(12,207,583)	(8,854,604)
Net Assets
Beginning of period	30,672,831	39,527,435

End of period	$18,465,248	$30,672,831

20	FINANCIAL STATEMENTS

ICON Europe Fund
Period ended March 31, 2014 (unaudited)	Year ended September 30, 2013

$(115,475)	$283,190
2,882,910	3,720,650
(36,664)	(171,711)
-	-
369,911	1,380,021

3,100,682	5,212,150

(162,412)	(334,776)
-	(453)
(655)	(1,730)

(163,067)	(336,959)

4,720,474	11,536,691
120,602	37,719
898,623	97,066

159,435	330,615
-	359
623	1,696

(3,608,098)	(11,523,558)
(91,794)	(38,499)
(25,951)	(58,262)

2,173,914	383,827

5,111,529	5,259,018

33,568,325	28,309,307

$38,679,854	$33,568,325

FINANCIAL STATEMENTS	21

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Asia-Pacific Region Fund
	Period ended March 31, 2014 (unaudited)	Year ended September 30, 2013
Transactions in Fund Shares
Shares sold
Class S	386,700	591,915
Class C	1,052	31,082
Class A	3,936	47,998
Reinvested dividends and distributions
Class S	4,198	20,871
Class C	-	81
Class A	94	109
Shares repurchased
Class S	(1,259,786)	(1,573,311)
Class C	(8,359)	(40,887)
Class A	(30,026)	(46,439)

Net increase/(decrease)	(902,191)	(968,581)

Shares outstanding, beginning of period	2,272,296	3,240,877

Shares outstanding, end of period	1,370,105	2,272,296

Accumulated undistributed net investment income/(loss)	$(58,404)	$45,365

The accompanying notes are an integral part of the financial statements.

22	FINANCIAL STATEMENTS

ICON Europe Fund
Period ended March 31, 2014 (unaudited)	Year ended September 30, 2013

299,686	845,385
7,768	2,884
56,030	7,146

10,306	25,142
-	27
40	129

(231,888)	(837,167)
(6,019)	(2,824)
(1,660)	(4,235)

134,263	36,487

2,268,041	2,231,554

2,402,304	2,268,041

$(115,142)	$163,400

FINANCIAL STATEMENTS	23

STATEMENTS OF CHANGES IN NET ASSETS

	ICON International Equity Fund
	Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013
Operations
Net investment income/(loss)	$(151,721)	$308,378
Net realized gain/(loss)	4,714,778	2,688,672
Net realized gain/(loss) from foreign currency	(69,820)	(330,659)
Net realized capital gains tax	(35,013)	(62,403)
Change in net unrealized appreciation/(depreciation)	(877,578)	1,946,719

Net increase/(decrease) in net assets resulting from operations	3,580,646	4,550,707

Dividends and Distributions to Shareholders
Net investment income
Class S	-	(9,742)
Class A	-	(252)
Return of Capital
Class S	-	(223,901)
Class A	-	(5,798)

Net decrease from dividends and distributions	-	(239,693)

Fund Share Transactions
Shares sold
Class S	6,186,504	9,502,457
Class C	80,029	98,284
Class A	180,197	474,307
Reinvested dividends and distributions
Class S	-	228,381
Class A	-	5,066
Shares repurchased
Class S	(6,017,637)	(27,357,099)
Class C	(639,399)	(1,585,047)
Class A	(493,710)	(2,106,904)

Net increase/(decrease) from fund share transactions	(704,016)	(20,740,555)

Total net increase/(decrease) in net assets	2,876,630	(16,429,541)
Net Assets
Beginning of period	52,804,476	69,234,017

End of period	$55,681,106	$52,804,476

24	FINANCIAL STATEMENTS

	ICON International Equity Fund
	Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013
Transactions in Fund Shares
Shares sold
Class S	495,172	846,277
Class C	7,016	9,335
Class A	14,521	41,741
Reinvested dividends and distributions
Class S	-	20,247
Class A	-	450
Shares repurchased
Class S	(484,364)	(2,383,691)
Class C	(56,203)	(150,212)
Class A	(39,841)	(186,779)

Net increase/(decrease)	(63,699)	(1,802,632)

Shares outstanding, beginning of period	4,514,324	6,316,956

Shares outstanding, end of period	4,450,625	4,514,324

Accumulated undistributed net investment income/(loss)	$(150,713)	$1,008

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	25

FINANCIAL HIGHLIGHTS

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Asia-Pacific Region Fund
Class S
Period ended March 31, 2014†	$13.51	$(0.02)	$0.04	$0.02	$(0.03)	$-
Year ended September 30, 2013	12.21	0.06	1.33	1.39	(0.09)	-
Year ended September 30, 2012	10.12	0.11	2.02	2.13	(0.04)	-
Year ended September 30, 2011	12.35	0.07	(2.30)	(2.23)	-	-
Year ended September 30, 2010	10.64	0.01	1.89	1.90	(0.19)	-
Year ended September 30, 2009	9.47	0.08	1.20	1.28	(0.11)	-
Class C
Period ended March 31, 2014†	13.06	(0.06)	0.03	(0.03)	-	-
Year ended September 30, 2013	11.84	(0.05)	1.28	1.23	(0.01)	-
Year ended September 30, 2012	9.88	0.01	1.95	1.96	-	-
Year ended September 30, 2011	12.17	(0.02)	(2.27)	(2.29)	-	-
Year ended September 30, 2010	10.54	(0.05)	1.82	1.77	(0.14)	-
Year ended September 30, 2009	9.41	0.02	1.18	1.20	(0.07)	-
Class A
Period ended March 31, 2014†	13.51	(0.02)	0.04	0.02	(0.03)	-
Year ended September 30, 2013	12.17	0.04	1.33	1.37	(0.03)	-
Year ended September 30, 2012	10.10	0.09	2.00	2.09	(0.02)	-
Year ended September 30, 2011	12.35	0.04	(2.29)	(2.25)	-	-
Year ended September 30, 2010	10.63	0.02	1.86	1.88	(0.16)	-
Year ended September 30, 2009	9.38	0.05	1.25	1.30	(0.05)	-
ICON Europe Fund
Class S
Period ended March 31, 2014†	14.80	(0.05)	1.42	1.37	(0.07)	-
Year ended September 30, 2013	12.69	0.13	2.14	2.27	(0.16)	-
Year ended September 30, 2012	10.27	0.19	2.41	2.60	(0.18)	-
Year ended September 30, 2011	12.95	0.19	(2.73)	(2.54)	(0.14)	-
Year ended September 30, 2010	12.28	0.18	0.60	0.78	(0.11)	-
Year ended September 30, 2009	13.23	0.15	(0.79)	(0.64)	(0.31)	-
Class C
Period ended March 31, 2014†	14.50	(0.12)	1.39	1.27	-	-
Year ended September 30, 2013	12.47	– (d)	2.10	2.10	(0.07)	-
Year ended September 30, 2012	10.07	0.07	2.38	2.45	(0.05)	-
Year ended September 30, 2011	12.77	0.07	(2.70)	(2.63)	(0.07)	-
Year ended September 30, 2010	12.15	0.09	0.56	0.65	(0.03)	-
Year ended September 30, 2009	13.12	0.07	(0.80)	(0.73)	(0.24)	-
Class A
Period ended March 31, 2014†	14.81	(0.04)	1.39	1.35	(0.05)	-
Year ended September 30, 2013	12.71	0.09	2.16	2.25	(0.15)	-
Year ended September 30, 2012	10.28	0.15	2.42	2.57	(0.14)	-
Year ended September 30, 2011	12.98	0.18	(2.75)	(2.57)	(0.13)	-
Year ended September 30, 2010	12.30	0.15	0.60	0.75	(0.07)	-
Year ended September 30, 2009	13.14	0.12	(0.75)	(0.63)	(0.21)	-

26	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ and transfer agent earnings credits	After expense limitation/ and transfer agent earnings credits		Before expense limitation/ and transfer agent earnings credits	After expense limitation/ and transfer agent earnings credits	Portfolio turnover rate(b)

$(0.03)	$13.50	0.08%	$17,294	1.76%	1.76%		(0.30)%	(0.30)%	35.98%
(0.09)	13.51	11.44%	29,053	1.64%	1.64%		0.46%	0.46%	59.98%
(0.04)	12.21	21.16%	37,969	1.50%	1.50%		0.96%	0.96%	71.84%
-	10.12	(18.06)%	55,637	1.59%	1.59%		0.55%	0.55%	71.03%
(0.19)	12.35	18.02%	70,854	1.63%	1.63%		0.13%	0.13%	100.41%
(0.11)	10.64	14.18%	108,325	1.54%	1.54%		1.00%	1.00%	171.05%

-	13.03	(0.31)%	734	4.18%	2.55	%(c)	(2.50)%	(0.88)%	35.98%
(0.01)	13.06	10.44%	832	3.76%	2.56	%(c)	(1.63)%	(0.43)%	59.98%
-	11.84	19.84%	869	3.91%	2.55	%(c)	(1.28)%	0.08%	71.84%
-	9.88	(18.82)%	792	4.40%	2.55	%(c)	(2.02)%	(0.17)%	71.03%
(0.14)	12.17	17.02%	441	9.04%	2.57	%(c)	(6.91)%	(0.44)%	100.41%
(0.07)	10.54	13.10%	260	19.80%	2.55	%(c)	(17.06)%	0.19%	171.05%

(0.03)	13.50	0.05%	437	3.47%	1.80	%(c)	(2.03)%	(0.35)%	35.98%
(0.03)	13.51	11.29%	789	2.97%	1.81	%(c)	(0.82)%	0.34%	59.98%
(0.02)	12.17	20.73%	690	2.88%	1.80	%(c)	(0.31)%	0.77%	71.84%
-	10.10	(18.22)%	768	3.05%	1.81	%(c)	(0.97)%	0.27%	71.03%
(0.16)	12.35	17.91%	1,149	5.17%	1.82	%(c)	(3.13)%	0.22%	100.41%
(0.05)	10.63	14.11%	543	5.89%	1.82	%(c)	(3.41)%	0.66%	171.05%

(0.07)	16.10	9.30%	37,514	1.51%	1.51%		(0.64)%	(0.64)%	58.80%
(0.16)	14.80	18.02%	33,328	1.58%	1.58%		0.93%	0.93%	138.15%
(0.18)	12.69	25.69%	28,143	1.56%	1.56%		1.61%	1.61%	89.78%
(0.14)	10.27	(19.90)%	28,095	1.54%	1.54%		1.40%	1.40%	51.94%
(0.11)	12.95	6.40%	48,547	1.58%	1.58%		1.48%	1.48%	105.08%
(0.31)	12.28	(4.13)%	56,681	1.57%	1.57%		1.52%	1.52%	129.97%

-	15.77	8.76%	112	11.17%	2.55	%(c)	(10.19)%	(1.57)%	58.80%
(0.07)	14.50	16.89%	77	12.20%	2.55	%(c)	(9.67)%	(0.02)%	138.15%
(0.05)	12.47	24.46%	65	21.20%	2.55	%(c)	(18.00)%	0.65%	89.78%
(0.07)	10.07	(20.73)%	59	19.88%	2.52	%(c)	(16.84)%	0.52%	51.94%
(0.03)	12.77	5.37%	71	40.14%	2.55	%(c)	(36.86)%	0.73%	105.08%
(0.24)	12.15	(5.04)%	22	75.12%	2.57	%(c)	(71.83)%	0.72%	129.97%

(0.05)	16.11	9.16%	1,054	3.53%	1.80	%(c)	(2.30)%	(0.57)%	58.80%
(0.15)	14.81	17.82%	163	7.00%	1.80	%(c)	(4.52)%	0.68%	138.15%
(0.14)	12.71	25.26%	101	13.30%	1.80	%(c)	(10.23)%	1.27%	89.78%
(0.13)	10.28	(20.04)%	105	11.29%	1.80	%(c)	(8.20)%	1.29%	51.94%
(0.07)	12.98	6.16%	150	17.22%	1.80	%(c)	(14.22)%	1.21%	105.08%
(0.21)	12.30	(4.32)%	159	11.15%	1.82	%(c)	(8.08)%	1.25%	129.97%

FINANCIAL HIGHLIGHTS	27

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from Return of Capital
ICON International Equity Fund
Class S**
Period ended March 31, 2014†	$11.81	$(0.03)	$0.85	$0.82	$-	$-
Year ended September 30, 2013	11.05	0.07	0.74	0.81	- (d)	(0.05)
Year ended September 30, 2012	9.22	0.16	1.78	1.94	(0.11)	-
Year ended September 30, 2011	12.11	0.14	(2.95)	(2.81)	(0.08)	-
Year ended September 30, 2010	11.13	0.13	1.06	1.19	(0.21)	-
Year ended September 30, 2009	10.87	0.11	0.35	0.46	(0.20)	-
Class C
Period ended March 31, 2014†	10.89	(0.09)	0.79	0.70	-	-
Year ended September 30, 2013	10.26	(0.04)	0.67	0.63	-	-
Year ended September 30, 2012	8.56	(0.02)	1.72	1.70	-	-
Year ended September 30, 2011	11.30	– (d)	(2.74)	(2.74)	-	-
Year ended September 30, 2010	10.40	(0.01)	1.01	1.00	(0.10)	-
Year ended September 30, 2009	10.10	– (d)	0.36	0.36	(0.06)	-
Class A***
Period ended March 31, 2014†	11.75	(0.05)	0.84	0.79	-	-
Year ended September 30, 2013	10.99	0.04	0.73	0.77	- (d)	(0.01)
Year ended September 30, 2012	9.16	0.11	1.77	1.88	(0.05)	-
Year ended September 30, 2011	12.04	0.10	(2.94)	(2.84)	(0.04)	-
Year ended September 30, 2010	11.07	0.08	1.06	1.14	(0.17)	-
Year ended September 30, 2009	10.78	0.06	0.37	0.43	(0.14)	-

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.
**	Class S shares were formerly named Class Z shares prior to January 23, 2012.
***	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
†	Unaudited
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.
(c)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.
(d)	Amount less than $0.005.
(e)	The ratio of expenses to average net assets after the contractual expense limitation and voluntary expense waiver and transfer agent earnings credit is 1.25%, 2.52% and 1.76% for Class S, C and A respectively.
(f)	The ratio of net investment income/loss to average net assets after the contractual expense limitation and voluntary expense waiver and transfer agent earnings credit is 1.25%, (0.01%) and 0.74% for Class S, C, and A, respectively.

28	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ and transfer agent earnings credits	After expense limitation/ and transfer agent earnings credits(c)		Before expense limitation/ and transfer agent earnings credits	After expense limitation/ and transfer agent earnings credits		Portfolio turnover rate(b)

$-	$12.63	6.86%	$45,168	1.46%	1.46%		(0.42)%	(0.42)%		87.69%
(0.05)	11.81	7.33%	42,105	1.45%	1.45%		0.65%	0.65%		137.83%
(0.11)	11.05	21.19%	56,152	1.39%	1.39%		1.47%	1.47%		121.82%
(0.08)	9.22	(23.38)%	6,826	1.45%	1.45%		1.12%	1.12%		91.46%
(0.21)	12.11	10.87%	12,806	1.43%	1.36%		1.06%	1.12%		111.29%
(0.20)	11.13	5.16%	29,437	1.43%	1.25	%(e)	1.07%	1.25	%(f)	182.73%

-	11.59	6.34%	5,447	2.80%	2.55%		(1.79)%	(1.54)%		87.69%
-	10.89	6.14%	5,657	2.77%	2.56%		(0.63)%	(0.42)%		137.83%
-	10.26	19.86%	6,773	2.72%	2.55%		(0.41)%	(0.24)%		121.82%
-	8.56	(24.25)%	8,050	2.64%	2.55%		(0.11)%	(0.02)%		91.46%
(0.10)	11.30	9.65%	13,990	2.69%	2.55%		(0.21)%	(0.07)%		111.29%
(0.06)	10.40	3.79%	15,774	2.64%	2.55	%(e)	(0.13)%	(0.04	)%(f)	182.73%

-	12.54	6.72%	5,066	2.16%	1.80%		(1.14)%	(0.78)%		87.69%
(0.01)	11.75	7.03%	5,043	2.19%	1.81%		(0.06)%	0.32%		137.83%
(0.05)	10.99	20.61%	6,309	2.01%	1.80%		0.85%	1.06%		121.82%
(0.04)	9.16	(23.65)%	2,640	2.03%	1.80%		0.56%	0.79%		91.46%
(0.17)	12.04	10.38%	5,358	2.16%	1.80%		0.33%	0.68%		111.29%
(0.14)	11.07	4.65%	5,214	2.08%	1.80	%(e)	0.42%	0.70	%(f)	182.73%

FINANCIAL HIGHLIGHTS	29

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014 (UNAUDITED)

1.  Organization

The ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”) and ICON International Equity Fund (“International Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund offers three classes of shares: Class S, Class C and Class A. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently fifteen other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Asia-Pacific Region Fund and the Europe Fund primarily invest in companies whose principal business activities fall within specific regions. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity, and small market share.

30	NOTES TO FINANCIAL STATEMENTS

The Asia-Pacific Region Fund has a significant weighting in Japan and the Europe Fund has a significant weighting in France and Germany which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that country.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not in the Funds’ judgment reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities

NOTES TO FINANCIAL STATEMENTS	31

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

32	NOTES TO FINANCIAL STATEMENTS

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2014:

	Level 1	Level 2	Level 3		Total
ICON Asia-Pacific Region Fund*
Assets
Common Stocks
Japan	$-	$6,356,913	$-		$6,356,913
Australia	-	3,257,560	-		3,257,560
South Korea	-	2,099,153	-		2,099,153
Hong Kong	-	1,851,737	0	**	1,851,737
Other Countries	-	3,358,860	-		3,358,860
Short-Term Investments	-	1,128,563	-		1,128,563

Total	$-	$18,052,786	$0		$18,052,786

NOTES TO FINANCIAL STATEMENTS	33

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

	Level 1	Level 2	Level 3		Total
ICON Europe Fund*
Assets
Common Stocks
France	$550,346	$9,664,742	$-		$10,215,088
Germany	-	10,071,532	-		10,071,532
United Kingdom	-	4,136,201	-		4,136,201
Switzerland	-	3,267,097	-		3,267,097
Netherlands	-	2,322,741	-		2,322,741
Other Countries	87,611	6,768,727	-		6,856,338
Preferred Stocks
Germany	-	1,193,905	-		1,193,905
Collateral for Securities on Loan	-	383,003	-		383,003
Short-Term Investments	-	830,701	-		830,701

Total	$637,957	$38,638,649	$-		$39,276,606

ICON International Equity Fund*
Assets
Common Stocks
Japan	$-	$11,495,802	$-		$11,495,802
Germany	-	8,043,732	-		8,043,732
Hong Kong	-	573,153	0	**	573,153
France	346,010	7,641,246	-		7,987,256
United Kingdom	-	2,814,697	-		2,814,697
Other Countries	2,230,800	15,320,977	-		17,551,777
Preferred Stocks
Germany	-	727,669	-		727,669
Collateral for Securities on Loan	-	2,873,864	-		2,873,864
Short-Term Investments	-	8,454,854	-		8,454,854

Total	$2,576,810	$57,945,994	$0		$60,522,804

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Country Composition tables for additional security details.

**	Chaoda Modern Agriculture Holdings, Ltd. is illiquid and valued with a zero market value for the year ended March 31, 2014.

There were no significant Level 3 securities held in any of the Funds at September 30, 2013.

34	NOTES TO FINANCIAL STATEMENTS

For the period ended March 31, 2014, there was no transfer activity between Level 1 and Level 2. The end of period timing recognition is used for the transfers between levels of the Fund’s assets and liabilities.

The end of year timing recognition is used for the transfers between levels of the Fund’s assets and liabilities.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the Period ended March 31, 2014 for the Asia-Pacific Region Fund and the International Equity Fund, is as follows:

Common Stocks Hong Kong
ICON Asia-Pacific Region Fund
Beginning balance 9/30/13	$0	*
Purchases	-
Sales	-
Accrued discounts/(premiums)	-
Total realized gains/(losses)	-
Total change in unrealized appreciation/(depreciation)	-
Transfers in to Level 3	-
Transfers out of Level 3	-

Ending balance 3/31/14	$0	*

Net change in unrealized appreciation/(depreciation) on investments held at 3/31/14	$-

ICON International Equity Fund
Beginning balance 9/30/13	$0	*
Purchases	-
Sales	-
Accrued discounts/(premiums)	-
Total realized gains/(losses)	-
Total change in unrealized appreciation/(depreciation)	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending balance 3/31/14	$0	*

Net change in unrealized appreciation/(depreciation) on investments held at 3/31/14	$-

*	Chaoda Modern Agriculture Holdings, Ltd. is illiquid and valued with a zero market value for the year ended March 31, 2014.

NOTES TO FINANCIAL STATEMENTS	35

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.

36	NOTES TO FINANCIAL STATEMENTS

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included on the Statement of Operations. At March 31, 2014, the Asia-Pacific Region Fund, Europe Fund and International Equity Fund had no outstanding forward foreign currency contracts.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Asset Amounts Presented in Statement of Assets and Liabilities(a)	Financial Instrument	Collateral Received(b)	Net Amount (not less than 0)
ICON Europe Fund	$368,475	-	$(368,475)	$0
ICON International Equity Fund	2,741,347	-	(2,741,347)	0

(a)	Represents market value of loaned securities at period end.

(b)	The actual collateral received is greater than the amount shown here due to overcollateralization.

NOTES TO FINANCIAL STATEMENTS	37

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio which is disclosed on the Schedule of Investments. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned by the Funds for the period ended March 31, 2014, is included in the Statement of Operations.

For the period ended March 31, 2014, the following Funds had securities with the following values on loan:

Fund	Loaned Securities	Collateral
ICON Europe Fund	$368,475	$383,003
ICON International Equity Fund	2,741,347	2,873,864

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not

38	NOTES TO FINANCIAL STATEMENTS

aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

NOTES TO FINANCIAL STATEMENTS	39

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Below are the class level expenses that are included on the Statement of Operations:

Fund	Legal Expense	Printing and Postage Expense	Transfer Agent Expense
ICON Asia-Pacific Region Fund
Class S	$980	$7,363	$23,371
Class C	29	235	897
Class A	24	301	736
ICON Europe Fund
Class S	1,113	7,236	18,934
Class C	4	127	222
Class A	15	152	274
ICON International Equity Fund
Class S	1,355	7,310	20,105
Class C	182	1,375	7,505
Class A	164	1,556	8,461

3.  Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% of each Fund’s average daily net assets.

ICON Advisers has contractually agreed to limit the Funds’ operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that the Funds’ expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A
ICON Asia-Pacific Region Fund	-	2.55%	1.80%
ICON Europe Fund	-	2.55%	1.80%
ICON International Equity Fund	1.55%	2.55%	1.80%

The Funds’ expense limitations will continue in effect until at least January 31, 2021. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such

40	NOTES TO FINANCIAL STATEMENTS

payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2014 the following amounts were still available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2014	2015	2016	2017
ICON Asia-Pacific Region Fund	$16,625	$22,319	$18,421	$11,625
ICON Europe Fund	14,653	23,519	15,332	9,807
ICON International Equity Fund	8,665	25,950	33,867	16,163

Accounting, Custody and Transfer Agent Fees

State Street Bank and Trust Company (“State Street”) serves as the fund accounting agent for the Funds. For its services, the Trust pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction Cusip charges and out-of-pocket expenses. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2014, each Fund’s payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the

NOTES TO FINANCIAL STATEMENTS	41

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement with State Street under which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares and for other shareholder services. Under the 12b-1 Plan, Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The Class C shareholders pay an annual distribution and service fee of 1.00% of average daily net assets. There is no annual distribution and service fee for Class S shares. The total amount paid under the 12b-1 plans by the Funds, if any, is shown on the Statement of Operations.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust paid $120,000 of the CCO’s salary and the remaining portion is paid by ICON Advisers. For the period ended March 31, 2014, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

The Fund may reimburse ICON Advisers for legal work performed for the Fund by its attorneys outside of the advisory and administration contracts. The Board of Trustees reviews and approves such reimbursements. For the period ended March 31, 2014, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

42	NOTES TO FINANCIAL STATEMENTS

4.  Borrowings

The Trust has entered into a Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing is limited to $150 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The average interest rate charged for the period ended March 31, 2014 was 1.30%.

For the period ended March 31, 2014 the average outstanding loan by Fund was as follows:

Fund*	Average Borrowing (10/1/13-3/31/14)
ICON Asia-Pacific Region Fund	$4,817
ICON Europe Fund	275

*	There were no outstanding loans at March 31, 2014.

5.  Purchases and Sales of Investment Securities

For the period ended March 31, 2014, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term securities) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ICON Asia-Pacific Region Fund	$8,696,791	$20,198,045
ICON Europe Fund	22,627,121	20,044,059
ICON International Equity Fund	41,876,505	45,105,018

6.  Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as deferrals of wash sale losses, foreign currency transactions, and net investment losses.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital losses will expire unused.

NOTES TO FINANCIAL STATEMENTS	43

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

For the year ended September 30, 2013 the following Funds had capital loss carryforwards:

Fund	Amounts	Expires
ICON Asia-Pacific Region Fund	$9,482,596	2017
	619,899	Unlimited
ICON Europe Fund	23,659,246	2017
	26,614,409	2018
ICON International Equity Fund	53,195,839	2017
	27,012,993	2018
	10,856,071	Unlimited

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2013 the following Funds utilized capital loss carryforwards:

Fund	Amount
ICON Europe Fund	$1,387,041

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2013, were as follows:

Fund	Distributions Paid from Ordinary Income	Distributions Paid from Return of Capital	Total Distributions Paid
ICON Asia-Pacific Region Fund	$271,232	$-	$271,232
ICON Europe Fund	336,959	-	336,959
ICON International Equity Fund	9,994	229,699	239,693

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Late Year Loss Deferral**	Capital Loss Carryover	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
ICON Asia-Pacific Region Fund	$60,794	$-	$(10,102,495)	$2,199,655	$(7,842,046)
ICON Europe Fund	163,067	-	(50,273,655)	3,164,517	(46,946,071)
ICON International Equity Fund	-	-	(91,064,903)	2,479,483	(88,585,420)

*	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

**	The Funds have elected to defer certain qualified late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the following fiscal year.

44	NOTES TO FINANCIAL STATEMENTS

As of March 31, 2014, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
ICON Asia-Pacific Region Fund	$16,953,586	$2,488,534	$(1,389,334)	$1,099,200
ICON Europe Fund	35,737,948	4,047,458	(508,800)	3,538,658
ICON International Equity Fund	58,932,129	4,599,118	(3,008,443)	1,590,675

7.  Accounting Pronouncement

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Fund, management expects that the impact of the Fund’s adoption will be limited to additional financial statement disclosures.

8. Subsequent Events

Effective May 5, 2014, the ICON Europe Fund closed to new investors.

Also effective May 5, 2014, the ICON Asia-Pacific Region Fund changed its name to the ICON Emerging Markets Fund and changed its principal investment strategy from investing in the Asia-Pacific region to investing in emerging markets. Under normal market conditions, the ICON Emerging Markets Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of issuers whose principal activities are in an emerging market, or are economically tied to an emerging market country. In addition, effective May 5, 2014, ICON Advisers has contractually agreed to limit the total expenses of the Class S shares of the ICON Emerging Markets Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.55% until January 31, 2016.

NOTES TO FINANCIAL STATEMENTS	45

SIX MONTH HYPOTHETICAL EXPENSE EXAMPLE

MARCH 31, 2014 (UNAUDITED)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/1/13 – 3/31/14).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads),

46	EXPENSE EXAMPLE

redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expense Paid During Period 10/1/13 - 3/31/14*	Annualized Expense Ratio 10/1/13 - 3/31/14*
Actual Expenses
ICON Asia-Pacific Region Fund
Class S	$1,000	$1,000.80	$8.78	1.76%
Class C	1,000	996.90	12.70	2.55%
Class A	1,000	1,000.50	8.98	1.80%
ICON Europe Fund
Class S	1,000	1,093.00	7.88	1.51%
Class C	1,000	1,087.60	13.27	2.55%
Class A	1,000	1,091.60	9.39	1.80%
ICON International Equity Fund
Class S	1,000	1,068.60	7.53	1.46%
Class C	1,000	1,063.40	13.12	2.55%
Class A	1,000	1,067.20	9.28	1.80%
Hypothetical (assuming a 5% return before expenses)
ICON Asia-Pacific Region Fund
Class S	1,000	1,016.16	8.85
Class C	1,000	1,012.22	12.79
Class A	1,000	1,015.96	9.05
ICON Europe Fund
Class S	1,000	1,017.40	7.59
Class C	1,000	1,012.22	12.79
Class A	1,000	1,015.96	9.05
ICON International Equity Fund
Class S	1,000	1,017.65	7.34
Class C	1,000	1,012.22	12.79
Class A	1,000	1,015.96	9.05

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

EXPENSE EXAMPLE	47

OTHER INFORMATION (UNAUDITED)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

Cost Basis Information

Effective January 1, 2012, federal law requires mutual fund companies to maintain and report a shareholder’s cost basis by tax lot, gain/loss information and holding period of covered shares to the Internal Revenue Service on Form 1099. Covered shares are mutual fund shares acquired on or after January 1, 2012. A fund is not required to maintain and report information for shares not deemed as covered.

The new law requires each fund to elect a default tax identification methodology in order to perform the required reporting. As a result, the Trust has chosen Average Cost as its default tax identification methodology. This is the method each Fund will use. However, at the time of purchase or upon the sale of covered shares, shareholders may choose a different tax identification method. Furthermore, if you purchase shares through a financial intermediary, please contact the intermediary to find out what default tax identification method they will use. We recommend that you consult your tax adviser to determine which tax identification methodology best suits your individual tax situation.

48	OTHER INFORMATION

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

OTHER INFORMATION	49

ICON FUNDS PRIVACY INFORMATION

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■  Social Security number and account balances

■  income and transaction history

■  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

50	FUNDS PRIVACY INFORMATION

Who we are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What we do
How does ICON protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?

We collect your personal information, for example, when you

■  open an account or enter into an investment advisory contract

■  provide account information or give us your contact information

■  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■  sharing for affiliates’ everyday business purposes — information about your creditworthiness

■  affiliates from using your information to market to you

■  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■  Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■  Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ ICON doesn’t jointly market

FUNDS PRIVACY INFORMATION	51

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For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

2014 SEMIANNUAL REPORT

ICON SECTOR FUNDS

INVESTMENT UPDATE

(UNAUDITED)

ICON Consumer Discretionary Fund

ICON Consumer Staples Fund

ICON Energy Fund

ICON Financial Fund

ICON Healthcare Fund

ICON Industrials Fund

ICON Information Technology Fund

ICON Materials Fund

ICON Utilities Fund

1-800-764-0442 | www.iconfunds.com

SAR-SECT-14 B95216

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

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1-800-764-0442    •     www.iconfunds.com

ABOUT THIS REPORT (UNAUDITED)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2014, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

2	ABOUT THIS REPORT

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ABOUT THIS REPORT	3

ICON CONSUMER DISCRETIONARY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (84.9%)
1,200	AutoZone, Inc.†	$644,520
52,200	Comcast Corp., Class A	2,611,044
20,800	Conn’s, Inc.†(a)	808,080
9,600	Dick’s Sporting Goods, Inc.	524,256
12,900	DIRECTV†	985,818
14,600	Discovery Communications, Inc., Class A†	1,207,420
20,400	Dollar Tree, Inc.†	1,064,472
40,300	Finish Line, Inc., Class A	1,091,727
9,600	GNC Holdings, Inc., Class A	422,592
11,100	Harley-Davidson, Inc.	739,371
31,500	Home Depot, Inc.	2,492,595
6,800	Honda Motor Co. Ltd., ADR(a)	240,312
2,850	Jarden Corp.†	170,515
2,400	Las Vegas Sands Corp.	193,872
51,400	LKQ Corp.†	1,354,390
4,000	Lumber Liquidators Holdings, Inc.†	375,200
24,900	MarineMax, Inc.†	378,231
7,100	Multimedia Games Holding Co., Inc.†	206,184
6,000	Nordstrom, Inc.	374,700
1,200	O’Reilly Automotive, Inc.†	178,068
17,200	PetSmart, Inc.	1,184,908
900	priceline.com, Inc.†	1,072,701
20,000	PulteGroup, Inc.	383,800
12,800	Red Robin Gourmet Burgers, Inc.†	917,504

Shares or Principal Amount		Value

30,400	Ross Stores, Inc.	$2,175,120
3,500	Scripps Networks Interactive, Inc., Class A	265,685
170,000	Sirius XM Holdings, Inc.†	544,000
24,200	Starbucks Corp.	1,775,796
6,200	TJX Cos., Inc.	376,030
15,800	Toll Brothers, Inc.†	567,220
2,200	Toyota Motor Corp., ADR	248,380
5,100	Tractor Supply Co.	360,213
7,300	Urban Outfitters, Inc.†	266,231
39,600	Walt Disney Co.	3,170,772
2,500	Whirlpool Corp.	373,650
37,000	Wolverine World Wide, Inc.(a)	1,056,350
15,600	Yum! Brands, Inc.	1,176,084

Total Common Stocks (Cost $28,536,278)		31,977,811
Collateral for Securities on Loan (5.5%)
2,078,550	State Street Navigator Prime Portfolio, 0.16%	2,078,550

Total Collateral for Securities on Loan (Cost $2,078,550)		2,078,550
Short-Term Investments (19.6%)
$7,365,406	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/14	7,365,406

Total Short-Term Investments (Cost $7,365,406)		7,365,406
Total Investments 110.0% (Cost $37,980,234)		41,421,767
Liabilities Less Other Assets (10.0)%		(3,757,993)

Net Assets 100.0%		$37,663,774

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2014.

ADR	American Depositary Receipt

4	SCHEDULE OF INVESTMENTS

ICON Consumer Discretionary Fund

Sector Composition

March 31, 2014 (unaudited)

Consumer Discretionary	84.9%

84.9%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Discretionary Fund

Industry Composition

March 31, 2014 (unaudited)

Cable & Satellite	10.9%
Apparel Retail	10.4%
Restaurants	10.2%
Movies & Entertainment	8.4%
Specialty Stores	7.7%
Home Improvement Retail	7.6%
Broadcasting	3.9%
Distributors	3.6%
Internet Retail	2.9%
Footwear	2.8%
General Merchandise Stores	2.8%
Homebuilding	2.5%
Automotive Retail	2.2%
Computer & Electronics Retail	2.1%
Motorcycle Manufacturers	2.0%
Automobile Manufacturers	1.3%
Casinos & Gaming	1.1%
Department Stores	1.0%
Household Appliances	1.0%
Housewares & Specialties	0.5%

84.9%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	5

ICON CONSUMER STAPLES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (98.9%)
6,700	Boston Beer Co., Inc., Class A†	$1,639,691
17,600	Brown-Forman Corp., Class B	1,578,544
13,100	Bunge, Ltd.	1,041,581
4,800	Casey’s General Stores, Inc.	324,432
26,400	Church & Dwight Co., Inc.	1,823,448
112,600	Coca-Cola Co.	4,353,116
23,200	Colgate-Palmolive Co.	1,504,984
49,600	ConAgra Foods, Inc.	1,539,088
27,900	Costco Wholesale Corp.	3,115,872
18,800	CVS Caremark Corp.	1,407,368
16,900	Dr. Pepper Snapple Group, Inc.	920,374
4,600	Energizer Holdings, Inc.	463,404
21,300	Ingredion, Inc.	1,450,104
17,400	J.M. Smucker Co.	1,691,976
2,800	Kimberly-Clark Corp.	308,700
19,100	Lorillard, Inc.	1,032,928
12,700	McCormick & Co., Inc.	911,098
4,900	Mead Johnson Nutrition Co.	407,386
16,600	PepsiCo, Inc.	1,386,100

Shares or Principal Amount		Value

31,500	Philip Morris International, Inc.	$2,578,905
31,800	Procter & Gamble Co.	2,563,080
43,500	Reynolds American, Inc.	2,323,770
7,200	TreeHouse Foods, Inc.†	518,328
39,200	Tyson Foods, Inc., Class A	1,725,192
2,800	United Natural Foods, Inc.†	198,576
24,900	Wal-Mart Stores, Inc.	1,903,107
10,800	Whole Foods Market, Inc.	547,668

Total Common Stocks (Cost $35,627,238)		39,258,820
Short-Term Investments (1.4%)
$534,555	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/14	534,555

Total Short-Term Investments (Cost $534,555)		534,555
Total Investments 100.3% (Cost $36,161,793)		39,793,375
Liabilities Less Other Assets (0.3)%		(112,320)

Net Assets 100.0%		$39,681,055

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

6	SCHEDULE OF INVESTMENTS

ICON Consumer Staples Fund

Sector Composition

March 31, 2014 (unaudited)

Consumer Staples	98.9%

98.9%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund

Industry Composition

March 31, 2014 (unaudited)

Packaged Foods & Meats	17.1%
Household Products	16.9%
Soft Drinks	16.8%
Tobacco	15.0%
Hypermarkets & Super Centers	12.6%
Agricultural Products	6.2%
Brewers	4.1%
Distillers & Vintners	4.0%
Drug Retail	3.5%
Food Retail	2.2%
Food Distributors	0.5%

98.9%

Percentages are based upon common stocks as a percentage of net assets.

SCHEDULE OF INVESTMENTS	7

ICON ENERGY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (97.4%)
171,800	Alliance Resource Partners L.P.	$14,455,252
93,600	Anadarko Petroleum Corp.	7,933,536
229,700	Atmos Energy Corp.	10,825,761
436,400	Atwood Oceanics, Inc.†	21,990,196
200,000	Bristow Group, Inc.	15,104,000
166,600	Cameron International Corp.†	10,290,882
328,800	Chesapeake Energy Corp.	8,423,856
373,900	Chevron Corp.	44,460,449
629,400	CMS Energy Corp.	18,428,832
495,200	ConocoPhillips	34,837,320
37,500	Core Laboratories NV	7,441,500
102,100	Dresser-Rand Group, Inc.†	5,963,661
224,700	Dril-Quip, Inc.†	25,188,870
110,100	Ensco PLC, Class A	5,811,078
134,300	EQT Corp.	13,023,071
1,076,700	Exxon Mobil Corp.	105,172,056
380,300	FMC Technologies, Inc.†	19,885,887
122,300	Geospace Technologies Corp.†	8,092,591
410,300	Halliburton Co.	24,162,567
413,300	HollyFrontier Corp.	19,664,814
38,100	Integrys Energy Group, Inc.	2,272,665
267,500	Laclede Group, Inc.	12,612,625
308,100	LUKOIL OAO, ADR	17,230,493

Shares or Principal Amount		Value

348,900	Marathon Petroleum Corp.	$30,368,256
95,200	National Oilwell Varco, Inc.	7,413,224
302,000	Newpark Resources, Inc.†	3,457,900
250,500	Noble Corp. PLC	8,201,370
226,200	Noble Energy, Inc.	16,069,248
516,300	Oceaneering International, Inc.	37,101,318
386,550	Phillips 66	29,787,543
85,800	Piedmont Natural Gas Co., Inc.	3,036,462
219,400	SM Energy Co.	15,641,026
546,700	Southwestern Energy Co.†	25,153,667
423,400	Tesoro Corp.	21,419,806
162,900	TransCanada Corp.(a)	7,415,208
265,900	UGI Corp.	12,127,699
231,900	Ultrapar Participacoes S.A., ADR	5,586,471
218,600	Valero Energy Corp.	11,607,660
274,900	Western Refining, Inc.(a)	10,611,140
191,100	Whiting Petroleum Corp.†	13,260,429

Total Common Stocks (Cost $613,141,692)		711,530,389
Collateral for Securities on Loan (1.8%)
13,051,011	State Street Navigator Prime Portfolio, 0.16%	13,051,011

Total Collateral for Securities on Loan (Cost $13,051,011)		13,051,011

8	SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

Short-Term Investments (2.7%)
$20,118,397	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/14	$20,118,397

Total Short-Term Investments (Cost $20,118,397)		20,118,397
Total Investments 101.9% (Cost $646,311,100)		744,699,797
Liabilities Less Other Assets (1.9)%		(13,849,051)

Net Assets 100.0%		$730,850,746

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2014.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS	9

ICON Energy Fund Sector Composition

March 31, 2014 (unaudited)

Energy	89.3%
Utilities	8.1%

97.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund Industry Composition

March 31, 2014 (unaudited)

Integrated Oil & Gas	27.7%
Oil & Gas Equipment & Services	22.4%
Oil & Gas Refining & Marketing	16.9%
Oil & Gas Exploration & Production	13.6%
Gas Utilities	5.3%
Oil & Gas Drilling	4.9%
Multi-Utilities	2.8%
Coal & Consumable Fuels	2.0%
Oil & Gas Storage & Transportation	1.8%

97.4%

Percentages are based upon common stocks as a percentage of net assets.

10	SCHEDULE OF INVESTMENTS

ICON FINANCIAL FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (71.7%)
500	Affiliated Managers Group, Inc.†	$100,025
3,600	Allstate Corp.	203,688
3,700	Aon PLC	311,836
5,800	BB&T Corp.	232,986
7,900	Brown & Brown, Inc.	243,004
2,000	Credicorp, Ltd.	275,840
7,900	Discover Financial Services	459,701
6,000	Eaton Vance Corp.	228,960
5,500	Encore Capital Group, Inc.†(a)	251,350
1,400	Everest Re Group, Ltd.	214,270
4,700	First Cash Financial Services, Inc.†	237,162
2,400	FirstService Corp.	114,024
2,600	Franklin Resources, Inc.	140,868
8,200	Glacier Bancorp, Inc.	238,374
7,400	HCP, Inc., REIT	287,046
1,100	Intercontinental Exchange Group, Inc.	217,613
10,100	Invesco, Ltd.	373,700
1,800	Jones Lang LaSalle, Inc.	213,300
7,000	Main Street Capital Corp.(a)	230,020
2,500	MarketAxess Holdings, Inc.	148,050
4,600	Moody’s Corp.	364,872
4,300	Northern Trust Corp.	281,908
7,800	Omega Healthcare Investors, Inc., REIT	261,456
3,900	Portfolio Recovery Associates, Inc.†	225,654

Shares or Principal Amount		Value

3,100	RenaissanceRe Holdings, Ltd.	$302,560
5,300	SEI Investments Co.	178,133
1,700	Signature Bank†	213,503
2,800	State Street Corp.	194,740
1,800	T Rowe Price Group, Inc.	148,230
3,700	Travelers Cos., Inc.	314,870
4,800	Ventas, Inc., REIT	290,736
1,800	Visa, Inc., Class A	388,548
6,300	Walter Investment Management Corp.†(a)	187,929
4,700	World Acceptance Corp.†(a)	352,876
5,100	WR Berkley Corp.	212,262
4,000	XL Group PLC	125,000

Total Common Stocks (Cost $7,902,833)		8,765,094
Collateral for Securities on Loan (9.8%)
1,197,650	State Street Navigator Prime Portfolio, 0.16%	1,197,650

Total Collateral for Securities on Loan (Cost $1,197,650)		1,197,650
Short-Term Investments (26.7%)
$3,267,817	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/14	3,267,817

Total Short-Term Investments (Cost $3,267,817)		3,267,817
Total Investments 108.2% (Cost $12,368,300)		13,230,561
Liabilities Less Other Assets (8.2)%		(1,003,598)

Net Assets 100.0%		$12,226,963

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of March 31, 2014.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS	11

ICON Financial Fund

Sector Composition

March 31, 2014 (unaudited)

Financial	68.5%
Information Technology	3.2%

71.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund

Industry Composition

March 31, 2014 (unaudited)

Asset Management & Custody Banks	17.0%
Consumer Finance	10.7%
Specialized Finance	7.8%
Property & Casualty Insurance	7.0%
Health Care REITs	6.8%
Regional Banks	5.5%
Insurance Brokers	4.5%
Reinsurance	4.3%
Data Processing & Outsourced Services	3.2%
Real Estate Services	2.6%
Diversified Banks	2.3%

71.7%

Percentages are based upon common stocks as a percentage of net assets.

12	SCHEDULE OF INVESTMENTS

ICON HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (68.8%)
72,700	Abbott Laboratories	$2,799,677
84,000	AbbVie, Inc.	4,317,600
5,375	Actavis PLC†	1,106,444
41,000	Aetna, Inc.	3,073,770
94,000	Akorn, Inc.†	2,068,000
48,000	Amerisource-Bergen Corp.	3,148,320
56,000	Baxter International, Inc.	4,120,480
8,800	Bayer AG, ADR	1,190,288
55,000	Cantel Medical Corp.	1,854,600
65,400	Celgene Corp.†	9,129,840
82,000	CIGNA Corp.	6,865,860
27,000	Edwards Lifesciences Corp.†	2,002,590
27,000	Emergent Biosolutions, Inc.†	682,290
43,000	Envision Healthcare Holdings, Inc.†	1,454,690
20,000	Express Scripts Holding Co.†	1,501,800
128,982	Gilead Sciences, Inc.†	9,139,664

Shares or Principal Amount		Value

35,000	Haemonetics Corp.†	$1,140,650
145,900	Johnson & Johnson	14,331,757
13,400	McKesson Corp.	2,366,038
6,400	Perrigo Co. PLC	989,824
61,000	Sucampo Pharmaceuticals, Inc., Class A†	436,150
16,000	Thoratec Corp.†	572,960
74,000	UnitedHealth Group, Inc.	6,067,260

Total Common Stocks (Cost $70,738,131)		80,360,552
Short-Term Investments (32.3%)
$37,717,383	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/14	37,717,383

Total Short-Term Investments (Cost $37,717,383)		37,717,383
Total Investments 101.1% (Cost $108,455,514)		118,077,935
Liabilities Less Other Assets (1.1)%		(1,316,245)

Net Assets 100.0%		$116,761,690

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS	13

ICON Healthcare Fund

Sector Composition

March 31, 2014 (unaudited)

Health Care	68.8%

68.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund

Industry Composition

March 31, 2014 (unaudited)

Pharmaceuticals	21.0%
Biotechnology	16.2%
Managed Health Care	13.7%
Health Care Equipment	9.7%
Health Care Distributors	4.7%
Health Care Services	2.5%
Health Care Supplies	1.0%

68.8%

Percentages are based upon common stocks as a percentage of net assets.

14	SCHEDULE OF INVESTMENTS

ICON INDUSTRIALS FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (93.7%)
15,000	Alaska Air Group, Inc.	$1,399,650
5,000	Boeing Co.	627,450
10,000	Caterpillar, Inc.	993,700
5,600	Corporate Executive Board Co.	415,688
11,100	Crane Co.	789,765
20,000	CSX Corp.	579,400
11,000	Danaher Corp.	825,000
8,700	Dover Corp.	711,225
10,000	Eaton Corp. PLC	751,200
15,000	Flowserve Corp.	1,175,100
15,000	Fluor Corp.	1,165,950
94,500	General Electric Co.	2,446,605
15,000	Genesee & Wyoming, Inc., Class A†	1,459,800
40,000	Healthcare Services Group, Inc.	1,162,400
5,000	Honeywell International, Inc.	463,800
5,000	IDEX Corp.	364,450
12,500	Jacobs Engineering Group, Inc.†	793,750
5,500	JB Hunt Transport Services, Inc.	395,560
5,000	Landstar System, Inc.	296,100
15,000	MSC Industrial Direct Co., Class A	1,297,800
11,000	Norfolk Southern Corp.	1,068,870
5,000	Pall Corp.	447,350

Shares or Principal Amount		Value

5,000	Precision Castparts Corp.	$1,263,800
8,000	Raytheon Co.	790,320
7,000	Ryder System, Inc.	559,440
5,800	Snap-on, Inc.	658,184
7,100	Spirit Aerosystems Holdings, Inc., Class A†	200,149
35,000	Tyco International, Ltd.	1,484,000
13,000	Union Pacific Corp.	2,439,580
33,000	United Technologies Corp.	3,855,720
5,300	Wabtec Corp.	410,750
5,000	WESCO International, Inc.†	416,100
8,000	WW Grainger, Inc.	2,021,280

Total Common Stocks (Cost $23,784,980)		33,729,936
Short-Term Investments (6.4%)
$2,303,236	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/14	2,303,236

Total Short-Term Investments (Cost $2,303,236)		2,303,236
Total Investments 100.1% (Cost $26,088,216)		36,033,172
Liabilities Less Other Assets (0.1)%		(50,346)

Net Assets 100.0%		$35,982,826

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS	15

ICON Industrials Fund

Sector Composition

March 31, 2014 (unaudited)

Industrials	93.7%

93.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund

Industry Composition

March 31, 2014 (unaudited)

Aerospace & Defense	20.0%
Railroads	15.5%
Industrial Machinery	11.5%
Trading Companies & Distributors	10.4%
Industrial Conglomerates	9.1%
Construction & Engineering	5.4%
Security & Alarm Services	4.1%
Airlines	3.9%
Construction & Farm Machinery & Heavy Trucks	3.9%
Trucking	3.4%
Diversified Support Services	3.2%
Electrical Components & Equipment	2.1%
Research & Consulting Services	1.2%

93.7%

Percentages are based upon common stocks as a percentage of net assets.

16	SCHEDULE OF INVESTMENTS

ICON INFORMATION TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (91.5%)
38,600	Accenture PLC, Class A	$3,077,192
20,000	Amdocs, Ltd.	929,200
11,600	Apple, Inc.	6,226,184
21,300	CA, Inc.	659,661
12,100	Coherent, Inc.†	790,735
58,700	eBay, Inc.†	3,242,588
38,800	Facebook, Inc.†	2,337,312
8,300	Fidelity National Information Services, Inc.	443,635
13,000	Gartner, Inc.†	902,720
6,625	Google, Inc., Class A†	7,383,629
26,400	Informatica Corp.†	997,392
10,300	International Business Machines Corp.	1,982,647
12,100	Intuit, Inc.	940,533
6,800	j2 Global, Inc.	340,340
16,700	KLA-Tencor Corp.	1,154,638
23,800	Mastercard, Inc., Class A	1,777,860
18,000	MAXIMUS, Inc.	807,480
76,400	Mentor Graphics Corp.	1,682,328
23,200	Methode Electronics, Inc.	711,312
46,700	Micron Technology, Inc.†	1,104,922
29,500	Microsoft Corp.	1,209,205

Shares or Principal Amount		Value

11,900	MTS Systems Corp.	$815,031
84,900	Oracle Corp.	3,473,259
21,600	OSI Systems, Inc.†	1,292,976
50,600	Perficient, Inc.†	916,872
13,300	SAP AG, ADR	1,081,423
35,277	ScanSource, Inc.†	1,438,243
41,800	Semtech Corp.†	1,059,212
15,600	SINA Corp.†	942,396
87,200	Skyworks Solutions, Inc.†	3,271,744
25,400	SYNNEX Corp.†	1,539,494
57,000	Total System Services, Inc.	1,733,370
37,800	Trimble Navigation Ltd.†	1,469,286
17,445	Visa, Inc., Class A	3,765,678
21,300	VistaPrint†	1,048,386

Total Common Stocks (Cost $46,568,926)		62,548,883
Short-Term Investments (10.7%)
$7,294,511	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/14	7,294,511

Total Short-Term Investments (Cost $7,294,511)		7,294,511
Total Investments 102.2% (Cost $53,863,437)		69,843,394
Liabilities Less Other Assets (2.2)%		(1,509,111)

Net Assets 100.0%		$68,334,283

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS	17

ICON Information Technology Fund

Sector Composition

March 31, 2014 (unaudited)

Information Technology	91.5%

91.5%

Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund

Industry Composition

March 31, 2014 (unaudited)

Internet Software & Services	23.6%
IT Consulting & Other Services	11.3%
Data Processing & Outsourced Services	11.2%
Technology Hardware, Storage & Peripherals	9.1%
Semiconductors	7.9%
Systems Software	7.9%
Application Software	7.0%
Technology Distributors	4.4%
Electronic Equipment & Instruments	4.3%
Electronic Manufacturing Services	3.1%
Semiconductor Equipment	1.7%

91.5%

Percentages are based upon common stocks as a percentage of net assets.

18	SCHEDULE OF INVESTMENTS

ICON MATERIALS FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (86.5%)
10,000	Airgas, Inc.	$1,065,100
20,000	Aptargroup, Inc.	1,322,000
7,000	Ashland, Inc.	696,360
15,000	Bemis Co., Inc.	588,600
10,000	Cabot Corp.	590,600
20,000	Celanese Corp.	1,110,200
2,500	CF Industries Holdings, Inc.	651,600
90,000	Dow Chemical Co.	4,373,100
65,000	E.I. du Pont de Nemours & Co.	4,361,500
30,000	Eagle Materials, Inc.	2,659,800
25,000	Eastman Chemical Co.	2,155,250
40,000	Ecolab, Inc.	4,319,600
60,000	FMC Corp.	4,593,600
125,000	Freeport-McMoRan Copper & Gold, Inc.	4,133,750
50,000	Goldcorp, Inc.	1,224,000
40,000	HB Fuller Co.	1,931,200
20,000	Innospec, Inc.	904,600
70,000	KapStone Paper and Packaging Corp.†	2,018,800
20,000	Koppers Holdings, Inc.	824,600
80,000	Landec Corp.†	892,800
50,000	LSB Industries, Inc.†	1,871,000
75,000	LyondellBasell Industries, Class A	6,670,500

Shares or Principal Amount		Value

45,000	Methanex Corp.	$2,877,300
65,000	Monsanto Co.	7,395,050
10,000	Newmont Mining Corp.	234,400
60,000	Nucor Corp.	3,032,400
10,000	Praxair, Inc.	1,309,700
25,000	Reliance Steel & Aluminum Co.	1,766,500
20,000	Sherwin-Williams Co.	3,942,600
35,000	Silgan Holdings, Inc.	1,733,200
25,000	Southern Copper Corp.	727,750
100,000	Steel Dynamics, Inc.	1,779,000
5,000	Union Pacific Corp.	938,300
10,000	Valspar Corp.	721,200
20,000	Westlake Chemical Corp.	1,323,600

Total Common Stocks (Cost $56,093,904)		76,739,560
Short-Term Investments (13.5%)
$11,932,297	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/14	11,932,297

Total Short-Term Investments (Cost $11,932,297)		11,932,297
Total Investments 100.0% (Cost $68,026,201)		88,671,857
Other Assets Less Liabilities 0.0%		18,719

Net Assets 100.0%		$88,690,576

The accompanying notes are an integral part of the financial statements.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS	19

ICON Materials Fund

Sector Composition

March 31, 2014 (unaudited)

Materials	85.4%
Industrials	1.1%

86.5%

Percentages are based upon common stocks as a percentage of net assets.

ICON Materials Fund

Industry Composition

March 31, 2014 (unaudited)

Diversified Chemicals	20.2%
Specialty Chemicals	16.3%
Commodity Chemicals	13.1%
Fertilizers & Agricultural Chemicals	9.0%
Steel	7.4%
Diversified Metals & Mining	5.5%
Metal & Glass Containers	3.5%
Construction Materials	3.0%
Industrial Gases	2.7%
Paper Products	2.3%
Gold	1.7%
Railroads	1.1%
Paper Packaging	0.7%

86.5%

Percentages are based upon common stocks as a percentage of net assets.

20	SCHEDULE OF INVESTMENTS

ICON UTILITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (98.1%)
22,800	AES Corp.	$325,584
25,300	American Water Works Co., Inc.	1,148,620
27,525	Aqua America, Inc.	690,052
34,000	Atmos Energy Corp.	1,602,420
57,400	Avista Corp.	1,759,310
46,000	Cleco Corp.	2,326,680
88,800	CMS Energy Corp.	2,600,064
13,100	Duke Energy Corp.	932,982
6,600	Edison International	373,626
26,400	Laclede Group, Inc.	1,244,760
11,800	NextEra Energy, Inc.	1,128,316
16,500	Northeast Utilities	750,750
48,000	OGE Energy Corp.	1,764,480
31,200	PG&E Corp.	1,347,840
40,000	Piedmont Natural Gas Co., Inc.	1,415,600
49,900	SCANA Corp.	2,560,868
12,500	South Jersey Industries, Inc.	701,125

Shares or Principal Amount		Value

38,900	Southern Co.	$1,709,266
68,400	UIL Holdings Corp.	2,517,804
76,700	Westar Energy, Inc.(a)	2,696,772
55,300	Wisconsin Energy Corp.	2,574,215
82,000	Xcel Energy, Inc.	2,489,520

Total Common Stocks (Cost $32,211,259)		34,660,654
Collateral for Securities on Loan (7.7%)
2,722,850	State Street Navigator Prime Portfolio, 0.16%	2,722,850

Total Collateral for Securities on Loan (Cost $2,722,850)		2,722,850
Short-Term Investments (1.7%)
$601,395	State Street Euro Dollar Time Deposit (USD), 0.01%, 04/01/14	601,395

Total Short-Term Investments (Cost $601,395)		601,395
Total Investments 107.5% (Cost $35,535,504)		37,984,899
Liabilities Less Other Assets (7.5)%		(2,637,063)

Net Assets 100.0%		$35,347,836

The accompanying notes are an integral part of the financial statements.

(a)	All or a portion of the security was on loan as of March 31, 2014.

SCHEDULE OF INVESTMENTS	21

ICON Utilities Fund

Sector Composition

March 31, 2014 (unaudited)

Utilities	89.1%
Telecommunication	9.0%

98.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON Utilities Fund

Industry Composition

March 31, 2014 (unaudited)

Multi-Utilities	42.8%
Electric Utilities	35.1%
Gas Utilities	14.0%
Water Utilities	5.3%
Independent Power Producers & Energy Traders	0.9%

98.1%

Percentages are based upon common stocks as a percentage of net assets.

22	SCHEDULE OF INVESTMENTS

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STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2014 (UNAUDITED)

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Assets
Investments, at cost	$37,980,234	$36,161,793	$646,311,100

Investments, at value†	41,421,767	39,793,375	744,699,797
Receivables:
Fund shares sold	95,973	43,316	752,965
Investments sold	230,801	-	-
Dividends	17,375	130,219	280,399
Expense reimbursements due from Adviser	1,467	2,320	-
Foreign tax reclaims	-	-	29,517
Other assets	17,827	13,438	88,025

Total Assets	41,785,210	39,982,668	745,850,703

Liabilities
Payables:
Investments purchased	1,876,070	194,170	-
Payable for collateral received on securities loaned	2,078,550	-	13,051,011
Fund shares redeemed	87,086	36,252	923,248
Advisory fees	31,787	33,329	602,715
Accrued distribution fees	1,044	1,924	20,577
Fund accounting fees	1,841	1,720	30,876
Transfer agent fees	20,095	12,814	234,128
Administration fees	1,585	1,661	30,518
Trustee fees	1,826	1,323	22,988
Accrued expenses	21,552	18,420	83,896

Total Liabilities	4,121,436	301,613	14,999,957

Net Assets - all share classes	$37,663,774	$39,681,055	$730,850,746

Net Assets - Class S	$34,523,646	$35,484,247	$683,986,541

Net Assets - Class C	$562,726	$1,633,525	$17,422,245

Net Assets - Class A	$2,577,402	$2,563,283	$29,441,960

24	FINANCIAL STATEMENTS

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Net Assets Consist of
Paid-in capital	$29,712,498	$35,182,975	$603,272,508
Accumulated undistributed net investment income/(loss)	(273,476)	93,277	1,473,949
Accumulated undistributed net realized gain/(loss)	4,783,219	773,221	27,715,573
Unrealized appreciation/(depreciation)	3,441,533	3,631,582	98,388,716

Net Assets	$37,663,774	$39,681,055	$730,850,746

Shares outstanding (unlimited shares authorized, no par value)
Class S	2,182,917	3,226,937	29,875,769
Class C	36,938	151,372	776,297
Class A	166,019	232,322	1,290,493
Net asset value (offering and redemption price per share)
Class S	$15.82	$11.00	$22.89
Class C	$15.23	$10.79	$22.44
Class A	$15.52	$11.03	$22.81
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$16.47	$11.70	$24.20

† Includes securities on loan of	$2,041,130	$-	$12,806,393

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	25

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2014 (UNAUDITED)

	ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund
Assets
Investments, at cost	$12,368,300	$108,455,514	$26,088,216

Investments, at value†	13,230,561	118,077,935	36,033,172
Receivables:
Fund shares sold	3,200	58,029	8,410
Investments sold	214,456	-	-
Dividends	5,251	33,947	44,111
Expense reimbursements due from Adviser	18,294	2,169	2,704
Foreign tax reclaims	336	5,884	-
Other assets	14,964	28,447	12,008

Total Assets	13,487,062	118,206,411	36,100,405

Liabilities
Payables:
Investments purchased	-	1,138,560	-
Payable for collateral received on securities loaned	1,197,650	-	-
Fund shares redeemed	250	116,639	49,340
Advisory fees	10,341	100,116	32,730
Accrued distribution fees	270	783	231
Fund accounting fees	888	5,148	1,676
Transfer agent fees	24,664	45,138	10,099
Administration fees	515	4,992	1,632
Trustee fees	1,069	3,396	1,262
Accrued expenses	24,452	29,949	20,609

Total Liabilities	1,260,099	1,444,721	117,579

Net Assets - all share classes	$12,226,963	$116,761,690	$35,982,826

Net Assets - Class S	$11,079,273	$114,396,918	$35,543,428

Net Assets - Class C	$71,290	$408,994	$235,788

Net Assets - Class A	$1,076,400	$1,955,778	$203,610

26	FINANCIAL STATEMENTS

	ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund
Net Assets Consist of
Paid-in capital	$100,475,706	$89,898,338	$53,697,593
Accumulated undistributed net investment income/(loss)	(1,350)	(288,850)	12,468
Accumulated undistributed net realized gain/(loss)	(89,109,654)	17,529,781	(27,672,188)
Unrealized appreciation/(depreciation)	862,261	9,622,421	9,944,956

Net Assets	$12,226,963	$116,761,690	$35,982,829

Shares outstanding (unlimited shares authorized, no par value)
Class S	1,422,366	5,723,645	3,004,385
Class C	9,191	21,356	20,330
Class A	136,921	99,461	17,309
Net asset value (offering and redemption price per share)
Class S	$7.79	$19.99	$11.83
Class C	$7.76	$19.15	$11.60
Class A	$7.86	$19.66	$11.76
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$8.34	$20.86	$12.48

† Includes securities on loan of	$1,022,175	$-	$-

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	27

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2014 (UNAUDITED)

	ICON Information Technology Fund	ICON Materials Fund	ICON Utilities Fund
Assets
Investments, at cost	$53,863,437	$68,026,201	$35,535,504

Investments, at value†	69,843,394	88,671,857	37,984,899
Cash	-	7,739	-
Receivables:
Fund shares sold	25,505	66,142	19,656
Dividends	7,732	105,303	169,816
Expense reimbursements due from Adviser	2,444	2,139	445
Foreign tax reclaims	-	-	4,916
Other assets	16,887	19,031	14,950

Total Assets	69,895,962	88,872,211	38,194,682

Liabilities
Payables:
Expense recoupment due to adviser	46	2,739	1,360
Investments purchased	1,354,247	-	-
Payable for collateral received on securities loaned	-	-	2,722,850
Fund shares redeemed	87,539	52,997	38,601
Distributions due to shareholders	-	-	15,606
Advisory fees	59,688	74,932	29,659
Accrued distribution fees	353	1,655	2,698
Fund accounting fees	3,129	3,495	1,548
Transfer agent fees	26,477	21,250	15,368
Administration fees	2,976	3,736	1,479
Trustee fees	2,515	2,135	1,128
Accrued expenses	24,709	18,696	16,549

Total Liabilities	1,561,679	181,635	2,846,846

Net Assets - all share classes	$68,334,283	$88,690,576	$35,347,836

Net Assets - Class S	$67,750,559	$82,137,199	$30,603,247

Net Assets - Class C	$358,979	$533,120	$2,691,336

Net Assets - Class A	$224,745	$6,020,257	$2,053,253

28	FINANCIAL STATEMENTS

	ICON Information Technology Fund	ICON Materials Fund	ICON Utilities Fund
Net Assets Consist of
Paid-in capital	$67,412,251	$82,164,155	$36,953,866
Accumulated undistributed net investment income/(loss)	(501,846)	83,050	6,547
Accumulated undistributed net realized gain/(loss)	(14,556,079)	(14,202,285)	(4,062,080)
Unrealized appreciation/(depreciation)	15,979,957	20,645,656	2,449,503

Net Assets	$68,334,283	$88,690,576	$35,347,836

Shares outstanding (unlimited shares authorized, no par value)
Class S	5,399,459	5,543,333	3,884,578
Class C	29,737	36,541	346,387
Class A	18,184	409,145	263,646
Net asset value (offering and redemption price per share)
Class S	$12.55	$14.82	$7.88
Class C	$12.07	$14.59	$7.77
Class A	$12.36	$14.71	$7.79
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$13.11	$15.61	$8.27

† Includes securities on loan of	$-	$-	$2,696,772

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS	29

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2014 (UNAUDITED)

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Investment Income
Interest	$300	$32	$1,657
Dividends	163,724	483,335	6,883,323
Income from securities lending, net	2,090	-	41,949
Foreign taxes withheld	-	-	(81,632)

Total Investment Income	166,114	483,367	6,845,297

Expenses
Advisory fees	188,999	195,935	3,566,643
Distribution fees:
Class C	2,587	8,829	80,294
Class A	3,453	3,306	35,338
Fund accounting fees	3,913	4,034	74,559
Transfer agent fees	41,073	34,232	563,079
Administration fees	9,428	9,774	180,733
Custody fees	1,938	1,127	10,142
Registration fees:
Class S	8,316	7,661	19,596
Class C	2,831	2,605	8,995
Class A	1,492	1,077	2,921
Insurance expense	3,633	2,414	36,079
Trustee fees and expenses	2,584	2,280	42,140
Audit and tax service expense	12,410	12,480	12,410
Interest expense	586	2	-
Recoupment of previously reimbursed expenses	-	-	-
Other expenses	13,669	12,763	124,774

Total expenses before expense reimbursement	296,912	298,519	4,757,703
Expense reimbursement by Adviser due to expense limitation agreement	(2,101)	(3,060)	-

Net Expenses	294,811	295,459	4,757,703

Net Investment Income/(Loss)	(128,697)	187,908	2,087,594

Net Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments	5,516,801	1,285,053	37,993,951
Foreign currency	-	-	-
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(1,899,871)	1,470,422	(8,309,087)

Net realized and unrealized gain/(loss)	3,616,930	2,755,475	29,684,864

Net Increase/(Decrease) in Net Assets Resulting From Operations	$3,488,233	$2,943,383	$31,772,458

The accompanying notes are an integral part of the financial statements.

30	FINANCIAL STATEMENTS

ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund	ICON Information Technology Fund	ICON Materials Fund	ICON Utilities Fund

$185	$1,303	$195	$373	$2,404	$18
93,790	479,902	277,997	296,838	621,115	683,156
2,005	22,017	-	-	592	2,000
-	-	-	-	-	(5,490)

95,980	503,222	278,192	297,211	624,111	679,684

64,151	579,448	188,024	364,538	398,683	172,008

375	1,661	826	1,704	1,759	13,648
1,264	5,263	1,328	1,894	4,610	2,821
1,337	11,892	3,872	7,512	8,182	3,541
32,321	101,929	24,954	62,386	60,508	33,974
3,200	28,903	9,379	18,185	19,887	8,581
3,509	2,693	895	1,710	1,296	1,220

7,546	9,391	7,369	8,412	7,471	7,084
1,680	3,639	2,401	3,011	3,691	2,477
1,678	1,672	647	1,121	1,211	2,029
2,432	6,296	1,977	4,358	2,702	1,868
1,001	5,931	2,219	4,423	4,240	2,012
12,410	12,410	12,410	12,410	12,445	12,515
-	-	-	438	-	27
-	-	1,101	1,019	3,767	1,395
10,022	24,544	12,192	18,879	14,158	11,376

142,926	795,672	269,594	512,000	544,610	276,576

(45,597)	(3,600)	(3,871)	(3,577)	(3,549)	(2,067)

97,329	792,072	265,723	508,423	541,061	274,509

(1,349)	(288,850)	12,469	(211,212)	83,050	405,175

1,017,119	22,213,475	3,069,848	10,053,811	1,126,442	539,145
-	-	(3)	-	-	(550)

(165,625)	(4,539,909)	1,318,271	(2,879,848)	6,746,309	2,484,850

851,494	17,673,566	4,388,116	7,173,963	7,872,751	3,023,445

$850,145	$17,384,716	$4,400,585	$6,962,751	$7,955,801	$3,428,620

FINANCIAL STATEMENTS	31

STATEMENTS OF CHANGES IN NET ASSETS

	ICON Consumer Discretionary Fund		ICON Consumer Staples Fund
	Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013
Operations
Net investment income/(loss)	$(128,697)	$(144,778)	$187,908	$747,097
Net realized gain/(loss)	5,516,801	17,367,080	1,285,053	5,151,989
Change in net unrealized appreciation/(depreciation)	(1,899,871)	(5,298,877)	1,470,422	(1,187,254)

Net increase/(decrease) in net assets resulting from operations	3,488,233	11,923,425	2,943,383	4,711,832

Dividends and Distributions to Shareholders
Net investment income
Class S	-	(107,081)	(90,346)	(705,385)
Class C	-	-	-	(14,925)
Class A	-	-	(4,612)	(34,332)
Net realized gains
Class S	-	-	(3,012,548)	-
Class C	-	-	(170,527)	-
Class A	-	-	(227,301)	-

Net decrease from dividends and distributions	-	(107,081)	(3,505,334)	(754,642)

Fund Share Transactions
Shares sold
Class S	8,965,417	43,652,744	2,396,626	21,836,090
Class C	83,359	401,289	255,634	813,655
Class A	560,847	4,395,182	158,596	3,932,331
Reinvested dividends and distributions
Class S	-	105,010	3,053,902	692,727
Class C	-	-	44,192	4,317
Class A	-	-	194,753	29,553
Shares repurchased
Class S	(17,515,588)	(73,391,087)	(3,300,131)	(30,093,447)
Class C	(33,740)	(36,831)	(354,907)	(124,117)
Class A	(2,939,820)	(1,812,004)	(500,795)	(2,752,989)

Net increase/(decrease) from fund share transactions	(10,879,525)	(26,685,697)	1,947,870	(5,661,880)

Total net increase/(decrease) in net assets	(7,391,292)	(14,869,353)	1,385,919	(1,704,690)
Net Assets
Beginning of period	45,055,066	59,924,419	38,295,136	39,999,826

End of period	$37,663,774	$45,055,066	$39,681,055	$38,295,136

32	FINANCIAL STATEMENTS

ICON Energy Fund		ICON Financial Fund		ICON Healthcare Fund
Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013

$2,087,594	$5,159,129	$(1,349)	$281,353	$(288,850)	$130,524
37,993,951	51,204,122	1,017,119	12,374,185	22,213,475	26,892,462
(8,309,087)	51,972,292	(165,625)	(2,638,068)	(4,539,909)	68,512

31,772,458	108,335,543	850,145	10,017,470	17,384,716	27,091,498

(1,893,617)	(7,939,013)	(278,278)	(212,181)	(127,305)	(960,315)
-	(40,680)	-	(2,641)	-	(830)
(21,999)	(198,437)	-	(87,060)	(3,215)	(4,814)

(19,835,437)	-	-	-	(28,562,134)	-
(474,214)	-	-	-	(77,969)	-
(826,812)	-	-	-	(1,764,297)	-

(23,052,079)	(8,178,130)	(278,278)	(301,882)	(30,534,920)	(965,959)

96,583,682	198,302,565	1,794,739	29,654,752	42,889,174	43,127,373
3,489,948	6,783,056	63,439	243,546	180,716	146,690
6,026,237	17,708,600	143,638	819,285	8,681,572	11,232,441

20,337,410	7,493,213	264,617	206,388	26,680,676	908,195
353,635	32,808	-	2,641	56,771	494
691,659	156,316	-	71,977	1,607,097	3,781

(100,732,420)	(208,619,981)	(3,329,441)	(54,045,138)	(35,303,470)	(77,710,064)
(1,257,875)	(1,988,902)	(301,046)	(4,217)	(55,561)	(28,984)
(3,802,826)	(10,731,767)	(66,428)	(10,555,135)	(11,002,799)	(9,058,937)

21,689,450	9,135,908	(1,430,482)	(33,605,901)	33,734,176	(31,379,011)

30,409,829	109,293,321	(858,615)	(23,890,313)	20,583,972	(5,253,472)

700,440,917	591,147,596	13,085,578	36,975,891	96,177,718	101,431,190

$730,850,746	$700,440,917	$12,226,963	$13,085,578	$116,761,690	$96,177,718

FINANCIAL STATEMENTS	33

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Consumer Discretionary Fund		ICON Consumer Staples Fund
	Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013
Transactions in Fund Shares
Shares sold
Class S	581,868	3,395,262	218,842	2,043,041
Class C	5,481	30,502	23,142	76,170
Class A	37,247	332,826	13,733	342,500
Reinvested dividends and distributions
Class S	-	9,147	282,148	64,320
Class C	-	-	4,161	403
Class A	-	-	17,945	2,678
Shares repurchased
Class S	(1,150,320)	(5,587,832)	(297,487)	(2,766,875)
Class C	(2,215)	(2,785)	(33,619)	(11,686)
Class A	(200,949)	(135,510)	(43,726)	(247,161)

Net increase/(decrease)	(728,888)	(1,958,390)	185,139	(496,610)

Shares outstanding, beginning of period	3,114,762	5,073,152	3,425,492	3,922,102

Shares outstanding, end of period	2,385,874	3,114,762	3,610,631	3,425,492

Accumulated undistributed net investment income/(loss)	$(273,476)	$(144,779)	$93,277	$327

The accompanying notes are an integral part of the financial statements.

34	FINANCIAL STATEMENTS

ICON Energy Fund		ICON Financial Fund		ICON Healthcare Fund
Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013

4,219,825	9,319,960	231,980	4,375,423	1,941,642	2,183,690
156,324	319,293	8,177	40,854	9,001	7,542
264,398	838,402	18,584	124,095	370,136	584,040

893,167	401,996	34,681	34,227	1,412,423	51,749
15,794	1,776	-	450	3,126	29
30,456	8,404	-	12,036	86,356	217

(4,435,605)	(10,092,638)	(432,116)	(7,408,147)	(1,787,114)	(3,826,521)
(57,152)	(97,341)	(40,140)	(582)	(2,783)	(1,548)
(167,616)	(511,867)	(8,599)	(1,557,301)	(528,021)	(435,642)

919,591	187,985	(187,433)	(4,378,945)	1,504,766	(1,436,444)

31,022,968	30,834,983	1,755,911	6,134,856	4,339,696	5,776,140

31,942,559	31,022,968	1,568,478	1,755,911	5,844,462	4,339,696

$1,473,949	$1,301,971	$(1,350)	$278,277	$(288,850)	$130,520

FINANCIAL STATEMENTS	35

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Industrials Fund		ICON Information Technology Fund
	Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013
Operations
Net investment income/(loss)	$12,469	$205,307	$(211,212)	$(170,402)
Net realized gain/(loss)	3,069,845	5,370,830	10,053,811	5,389,992
Change in net unrealized appreciation/(depreciation)	1,318,271	3,471,242	(2,879,848)	(1,444,372)

Net increase/(decrease) in net assets resulting from operations	4,400,585	9,047,379	6,962,751	3,775,218

Dividends and Distributions to Shareholders
Net investment income
Class S	(197,919)	(420,405)	-	-
Class C	(974)	-	-	-
Class A	-	(217)	-	-
Net realized gains

Net decrease from dividends and distributions	(198,893)	(420,622)	-	-

Fund Share Transactions
Shares sold
Class S	5,817,642	7,173,504	2,988,734	17,162,900
Class C	136,629	74,596	52,744	181,126
Class A	27,794	4,283,513	26,003	2,303,876
Reinvested dividends and distributions
Class S	194,267	414,890	-	-
Class C	803	-	-	-
Class A	-	175	-	-
Shares repurchased
Class S	(8,913,086)	(21,215,368)	(15,826,083)	(30,428,290)
Class C	(4,578)	(6,000)	(37,858)	(177,556)
Class A	(4,296,923)	(328,907)	(2,328,233)	(1,345,123)

Net increase/(decrease) from fund share transactions	(7,037,452)	(9,603,597)	(15,124,693)	(12,303,067)

Total net increase/(decrease) in net assets	(2,835,760)	(976,840)	(8,161,942)	(8,527,849)
Net Assets
Beginning of period	38,818,586	39,795,426	76,496,225	85,024,074

End of period	$35,982,826	$38,818,586	$68,334,283	$76,496,225

36	FINANCIAL STATEMENTS

ICON Materials Fund		ICON Utilities Fund
Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013

$83,050	$347,887	$405,175	$868,173
1,126,442	3,216,292	538,595	4,937,104
6,746,309	7,021,570	2,484,850	(2,498,233)

7,955,801	10,585,749	3,428,620	3,307,044

(335,560)	(562,814)	(360,197)	(720,511)
-	(522)	(18,486)	(63,357)
(12,325)	(6,559)	(23,346)	(86,104)

(347,885)	(569,895)	(402,029)	(869,972)

23,311,552	38,528,676	2,288,414	34,316,231
289,479	39,207	66,268	94,411
3,985,294	3,429,905	299,858	817,380

301,996	518,793	344,704	654,271
-	473	5,127	19,963
11,008	5,232	17,892	46,543

(14,517,764)	(24,745,973)	(3,745,335)	(31,490,277)
(9,530)	(51,875)	(449,290)	(715,484)
(172,360)	(2,218,510)	(859,465)	(5,719,639)

13,199,675	15,505,928	(2,031,827)	(1,976,601)

20,807,591	25,521,782	994,764	460,471

67,882,985	42,361,203	34,353,072	33,892,601

$88,690,576	$67,882,985	$35,347,836	$34,353,072

FINANCIAL STATEMENTS	37

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	ICON Industrials Fund		ICON Information Technology Fund
	Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013
Transactions in Fund Shares
Shares sold
Class S	508,262	770,135	243,274	1,627,939
Class C	12,322	7,472	4,491	17,981
Class A	2,520	426,449	2,148	204,149
Reinvested dividends and distributions
Class S	17,330	49,628	-	-
Class C	73	-	-	-
Class A	-	21	-	-
Shares repurchased
Class S	(779,244)	(2,361,282)	(1,299,667)	(2,944,037)
Class C	(416)	(570)	(3,212)	(17,570)
Class A	(398,848)	(32,904)	(190,059)	(129,555)

Net increase/(decrease)	(638,001)	(1,141,051)	(1,243,025)	(1,241,093)

Shares outstanding, beginning of period	3,680,025	4,821,076	6,690,405	7,931,498

Shares outstanding, end of period	3,042,024	3,680,025	5,447,380	6,690,405

Accumulated undistributed net investment income/(loss)	$12,468	$198,892	$(501,846)	$(290,634)

The accompanying notes are an integral part of the financial statements.

38	FINANCIAL STATEMENTS

ICON Materials Fund		ICON Utilities Fund
Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013	Period Ended March 31, 2014 (unaudited)	Year Ended September 30, 2013

1,637,777	3,213,924	306,322	4,739,990
20,778	3,256	8,728	13,503
279,368	268,253	40,043	111,218

21,282	47,903	45,275	91,047
-	44	684	2,846
780	484	2,377	6,655

(1,015,113)	(2,106,268)	(500,445)	(4,252,491)
(687)	(4,677)	(61,097)	(103,007)
(11,987)	(176,505)	(115,419)	(838,700)

932,198	1,246,414	(273,532)	(228,939)

5,056,821	3,810,407	4,768,143	4,997,082

5,989,019	5,056,821	4,494,611	4,768,143

$83,050	$347,882	$6,547	$3,401

FINANCIAL STATEMENTS	39

FINANCIAL HIGHLIGHTS

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Consumer Discretionary Fund
Class S
Period ended March 31, 2014†	$14.50	$(0.05)	$1.37	$1.32	$-	$-
Year ended September 30, 2013	11.82	(0.03)	2.73	2.70	(0.02)	-
Year ended September 30, 2012	8.79	0.03	3.00	3.03	-	-
Year ended September 30, 2011	7.92	(0.02)	0.89	0.87	-	-
Year ended September 30, 2010	6.83	(0.05)	1.42	1.37	(0.28)	-
Year ended September 30, 2009	7.19	0.01	(0.37)	(0.36)	-	-
Class C
Period ended March 31, 2014†	14.05	(0.13)	1.31	1.18	-	-
Year ended September 30, 2013	11.57	(0.24)	2.72	2.48	-	-
Year ended September 30, 2012	8.72	(0.12)	2.97	2.85	-	-
Year ended September 30, 2011	7.92	(0.12)	0.92	0.80	-	-
Class A
Period ended March 31, 2014†	14.25	(0.07)	1.34	1.27	-	-
Year ended September 30, 2013	11.65	(0.09)	2.69	2.60	-	-
Year ended September 30, 2012	8.75	(0.02)	2.92	2.90	-	-
Year ended September 30, 2011	7.92	(0.06)	0.89	0.83	-	-
ICON Consumer Staples Fund
Class S
Period ended March 31, 2014†	11.18	0.06	0.81	0.87	(0.03)	(1.02)
Year ended September 30, 2013	10.20	0.21	0.98	1.19	(0.21)	-
Year ended September 30, 2012	8.61	0.14	1.69	1.83	(0.24)	-
Year ended September 30, 2011	8.08	0.10	0.52	0.62	(0.09)	-
Year ended September 30, 2010	7.32	0.08	0.76	0.84	(0.08)	-
Year ended September 30, 2009	7.37	0.04	(0.09)	(0.05)	-	- (d)
Class C
Period ended March 31, 2014†	11.02	- (d)	0.79	0.79	-	(1.02)
Year ended September 30, 2013	10.06	0.08	0.99	1.07	(0.11)	-
Year ended September 30, 2012	8.53	0.05	1.66	1.71	(0.18)	-
Year ended September 30, 2011	8.08	0.04	0.50	0.54	(0.09)	-
Class A
Period ended March 31, 2014†	11.23	0.04	0.80	0.84	(0.02)	(1.02)
Year ended September 30, 2013	10.24	0.14	1.03	1.17	(0.18)	-
Year ended September 30, 2012	8.68	0.11	1.68	1.79	(0.23)	-
Year ended September 30, 2011	8.08	0.11	0.58	0.69	(0.09)	-

40	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$-	$15.82	9.10%	$34,524	1.52%	1.52	%(c)	(0.65)%	(0.65)%	92.00%
(0.02)	14.50	22.91%	39,883	1.38%	1.38	%(c)	(0.21)%	(0.21)%	87.00%
-	11.82	34.47%	58,314	1.40%	1.40	%(c)	0.26%	0.26%	91.24%
-	8.79	10.98%	34,123	1.54%	1.54	%(c)	(0.23)%	(0.23)%	107.57%
(0.28)	7.92	20.61%	17,750	2.02%	2.02%		(0.62)%	(0.62)%	194.84%
-	6.83	(5.01)%	14,205	1.63%	1.63%		0.14%	0.14%	200.23%

-	15.23	8.40%	563	3.56%	2.74	%(c)	(2.60)%	(1.78)%	92.00%
-	14.05	21.43%	473	3.68%	2.75	%(c)	(2.74)%	(1.81)%	87.00%
-	11.57	32.68%	69	6.01%	2.75	%(c)	(4.42)%	(1.16)%	91.24%
-	8.72	10.10%	32	13.14%	2.75	%(c)	(11.73)%	(1.34)%	107.57%

-	15.52	8.91%	2,577	1.81%	1.81	%(c)	(0.89)%	(0.89)%	92.00%
-	14.25	22.42%	4,699	1.78%	1.78	%(c)	(0.66)%	(0.66)%	87.00%
-	11.65	33.03%	1,542	1.78%	1.78	%(c)	(0.20)%	(0.20)%	91.24%
-	8.75	10.48%	11	18.49%	1.98	%(c)	(17.17)%	(0.66)%	107.57%

(1.05)	11.00	7.92%	35,484	1.44%	1.44	%(c)	1.03%	1.03%	23.23%
(0.21)	11.18	11.75%	33,813	1.51%	1.51	%(c)	1.92%	1.92%	90.51%
(0.24)	10.20	21.50%	37,567	1.55%	1.51	%(c)	1.40%	1.44%	81.81%
(0.09)	8.61	7.64%	20,614	1.57%	1.50	%(c)	1.03%	1.10%	109.56%
(0.08)	8.08	11.56%	30,640	1.54%	1.54%		0.98%	0.98%	86.31%
- (d)	7.32	(0.64)%	26,074	1.58%	1.58%		0.72%	0.72%	134.29%

(1.02)	10.79	7.30%	1,634	2.68%	2.50	%(c)	(0.23)%	(0.05)%	23.23%
(0.11)	11.02	10.69%	1,738	2.61%	2.50	%(c)	0.61%	0.72%	90.51%
(0.18)	10.06	20.26%	934	3.33%	2.51	%(c)	(0.35)%	0.47%	81.81%
(0.09)	8.53	6.65%	55	7.00%	2.50	%(c)	(4.09)%	0.41%	109.56%

(1.04)	11.03	7.62%	2,563	1.86%	1.75	%(c)	0.58%	0.69%	23.23%
(0.18)	11.23	11.52%	2,744	1.84%	1.75	%(c)	1.20%	1.29%	90.51%
(0.23)	10.24	20.94%	1,499	2.05%	1.77	%(c)	0.82%	1.10%	81.81%
(0.09)	8.68	8.52%	24	7.60%	1.75	%(c)	(4.60)%	1.25%	109.56%

FINANCIAL HIGHLIGHTS	41

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Energy Fund
Class S
Period ended March 31, 2014†	$22.59	$0.07	$0.96	$1.03	$(0.06)	$(0.67)
Year ended September 30, 2013	19.18	0.18	3.51	3.69	(0.28)	-
Year ended September 30, 2012	16.64	0.16	2.93	3.09	(0.15)	(0.40)
Year ended September 30, 2011	16.69	0.16	-	0.16	(0.21)	-
Year ended September 30, 2010	16.92	0.21	(0.23)	(0.02)	(0.21)	-
Year ended September 30, 2009	27.06	0.21	(2.41)	(2.20)	(0.12)	(7.82)
Class C
Period ended March 31, 2014†	22.21	(0.05)	0.95	0.90	-	(0.67)
Year ended September 30, 2013	18.87	(0.05)	3.48	3.43	(0.09)	-
Year ended September 30, 2012	16.47	(0.04)	2.88	2.84	(0.04)	(0.40)
Year ended September 30, 2011	16.69	(0.10)	0.09	(0.01)	(0.21)	-
Class A
Period ended March 31, 2014†	22.50	0.04	0.96	1.00	(0.02)	(0.67)
Year ended September 30, 2013	19.12	0.11	3.51	3.62	(0.24)	-
Year ended September 30, 2012	16.59	0.11	2.91	3.02	(0.09)	(0.40)
Year ended September 30, 2011	16.69	0.08	0.03	0.11	(0.21)	-
ICON Financial Fund
Class S
Period ended March 31, 2014†	7.47	- (d)	0.50	0.50	(0.18)	-
Year ended September 30, 2013	6.04	0.04	1.44	1.48	(0.05)	-
Year ended September 30, 2012	4.69	0.04	1.34	1.38	(0.03)	-
Year ended September 30, 2011	5.55	0.03	(0.87)	(0.84)	(0.02)	-
Year ended September 30, 2010	5.97	0.02	(0.32)	(0.30)	(0.12)	-
Year ended September 30, 2009	8.55	0.09	(2.43)	(2.34)	(0.24)	-
Class C
Period ended March 31, 2014†	7.20	(0.03)	0.59	0.56	-	-
Year ended September 30, 2013	5.91	(0.03)	1.39	1.36	(0.07)	-
Year ended September 30, 2012	4.64	(0.02)	1.31	1.29	(0.02)	-
Year ended September 30, 2011	5.55	(0.02)	(0.87)	(0.89)	(0.02)	-
Class A
Period ended March 31, 2014†	7.37	(0.01)	0.50	0.49	-	-
Year ended September 30, 2013	5.99	0.06	1.38	1.44	(0.06)	-
Year ended September 30, 2012	4.68	0.01	1.33	1.34	(0.03)	-
Year ended September 30, 2011	5.55	0.01	(0.86)	(0.85)	(0.02)	-

42	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Portfolio turnover rate(b)

$(0.73)	$22.89	4.61%	$683,987	1.28%	1.28	%(c)	0.61%	0.61%		37.96%
(0.28)	22.59	19.55%	659,581	1.29%	1.29	%(c)	0.85%	0.85%		88.16%
(0.55)	19.18	18.87%	567,054	1.23%	1.23	%(c)	0.87%	0.87%		74.41%
(0.21)	16.64	0.80%	556,393	1.20%	1.20	%(c)	0.77%	0.77%		88.31%
(0.21)	16.69	(0.17)%	510,181	1.24%	1.24%		1.26%	1.26%		169.86%
(7.94)	16.92	(1.73)%	560,555	1.24%	1.24%		1.39%	1.39%		186.47%

(0.67)	22.44	4.08%	17,422	2.37%	2.37	%(c)	(0.47)%	(0.47)%		37.96%
(0.09)	22.21	18.30%	14,691	2.35%	2.35	%(c)	(0.25)%	(0.25)%		88.16%
(0.44)	18.87	17.50%	8,257	2.36%	2.36	%(c)	(0.20)%	(0.20)%		74.41%
(0.21)	16.47	(0.23)%	4,718	2.47%	2.47	%(c)	(0.47)%	(0.47)%		88.31%

(0.69)	22.81	4.46%	29,442	1.54%	1.54	%(c)	0.36%	0.36%		37.96%
(0.24)	22.50	19.21%	26,170	1.61%	1.61	%(c)	0.51%	0.51%		88.16%
(0.49)	19.12	18.47%	15,836	1.55%	1.55	%(c)	0.61%	0.61%		74.41%
(0.21)	16.59	0.49%	6,005	1.70%	1.70	%(c)	0.38%	0.38%		88.31%

(0.18)	7.79	6.73%	11,079	2.16%	1.50	%(c)	(0.66)%	-	%(e)	36.67%
(0.05)	7.47	24.68%	11,853	1.47%	1.47	%(c)	0.65%	0.65%		95.21%
(0.03)	6.04	29.54%	27,696	1.39%	1.39	%(c)	0.70%	0.70%		95.47%
(0.02)	4.69	(15.18)%	32,432	1.40%	1.40	%(c)	0.44%	0.44%		100.23%
(0.12)	5.55	(5.11)%	58,750	1.43%	1.43%		0.36%	0.36%		143.36%
(0.24)	5.97	(26.80)%	82,067	1.42%	1.42%		1.70%	1.70%		194.00%

-	7.76	7.93%	71	7.70%	2.50	%(c)	(5.95)%	(0.75)%		36.67%
(0.07)	7.20	23.18%	296	3.19%	2.51	%(c)	(1.07)%	(0.40)%		95.21%
(0.02)	5.91	27.79%	3	23.96%	2.51	%(c)	(21.84)%	(0.39)%		95.47%
(0.02)	4.64	(16.08)%	9	35.28%	2.50	%(c)	(33.22)%	(0.44)%		100.23%

-	7.86	6.79%	1,076	2.74%	1.75	%(c)	(1.23)%	(0.24)%		36.67%
(0.06)	7.37	24.20%	936	1.88%	1.76	%(c)	0.82%	0.94%		95.21%
(0.03)	5.99	28.83%	9,278	1.80%	1.77	%(c)	0.09%	0.12%		95.47%
(0.02)	4.68	(15.36)%	24	7.37%	1.75	%(c)	(5.50)%	0.12%		100.23%

FINANCIAL HIGHLIGHTS	43

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Healthcare Fund
Class S
Period ended March 31, 2014†	$22.17	$(0.05)	$3.69	$3.64	$(0.03)	$(5.79)
Year ended September 30, 2013	17.56	0.03	4.75	4.78	(0.17)	-
Year ended September 30, 2012	13.56	0.17	3.97	4.14	(0.14)	-
Year ended September 30, 2011	12.78	0.12	0.73	0.85	(0.07)	-
Year ended September 30, 2010	12.29	0.04	0.63	0.67	(0.18)	-
Year ended September 30, 2009	13.49	0.08	(1.28)	(1.20)	-	-
Class C
Period ended March 31, 2014†	21.55	(0.16)	3.55	3.39	-	(5.79)
Year ended September 30, 2013	17.21	(0.21)	4.67	4.46	(0.12)	-
Year ended September 30, 2012	13.43	(0.01)	3.91	3.90	(0.12)	-
Year ended September 30, 2011	12.78	(0.01)	0.73	0.72	(0.07)	-
Class A
Period ended March 31, 2014†	21.92	(0.07)	3.61	3.54	(0.01)	(5.79)
Year ended September 30, 2013	17.42	(0.03)	4.69	4.66	(0.16)	-
Year ended September 30, 2012	13.53	0.11	3.94	4.05	(0.16)	-
Year ended September 30, 2011	12.78	0.12	0.70	0.82	(0.07)	-
ICON Industrials Fund
Class S
Period ended March 31, 2014†	10.56	- (d)	1.33	1.33	(0.06)	-
Year ended September 30, 2013	8.26	0.06	2.35	2.41	(0.11)	-
Year ended September 30, 2012	6.80	0.07	1.48	1.55	(0.09)	-
Year ended September 30, 2011	7.47	0.07	(0.67)	(0.60)	(0.07)	-
Year ended September 30, 2010	6.38	0.05	1.17	1.22	(0.13)	-
Year ended September 30, 2009	8.16	0.08	(1.82)	(1.74)	(0.04)	-
Class C
Period ended March 31, 2014†	10.41	(0.06)	1.31	1.25	(0.06)	-
Year ended September 30, 2013	8.12	(0.06)	2.35	2.29	-	-
Year ended September 30, 2012	6.72	(0.01)	1.46	1.45	(0.05)	-
Year ended September 30, 2011	7.47	(0.02)	(0.66)	(0.68)	(0.07)	-
Class A
Period ended March 31, 2014†	10.45	(0.02)	1.33	1.31	-	-
Year ended September 30, 2013	8.10	- (d)	2.36	2.36	(0.01)	-
Year ended September 30, 2012	6.76	0.08	1.35	1.43	(0.09)	-
Year ended September 30, 2011	7.47	0.05	(0.69)	(0.64)	(0.07)	-

44	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$(5.82)	$19.99	17.94%	$114,397	1.36%	1.36	%(c)	(0.49)%	(0.49)%	81.00%
(0.17)	22.17	27.48%	92,171	1.39%	1.39	%(c)	0.13%	0.13%	111.86%
(0.14)	17.56	30.76%	100,938	1.34%	1.34	%(c)	1.08%	1.08%	47.59%
(0.07)	13.56	6.66%	75,116	1.36%	1.36	%(c)	0.85%	0.85%	83.63%
(0.18)	12.78	5.39%	72,554	1.36%	1.36%		0.31%	0.31%	102.42%
-	12.29	(8.90)%	110,605	1.37%	1.37%		0.74%	0.74%	105.75%

(5.79)	19.15	17.20%	409	4.67%	2.50	%(c)	(3.80)%	(1.63)%	81.00%
(0.12)	21.55	26.11%	259	4.42%	2.50	%(c)	(2.98)%	(1.06)%	111.86%
(0.12)	17.21	29.24%	103	11.81%	2.51	%(c)	(9.38)%	(0.08)%	47.59%
(0.07)	13.43	5.64%	22	31.38%	2.50	%(c)	(28.98)%	(0.10)%	83.63%

(5.80)	19.66	17.65%	1,956	1.56%	1.56	%(c)	(0.62)%	(0.62)%	81.00%
(0.16)	21.92	26.95%	3,748	1.69%	1.69	%(c)	(0.15)%	(0.15)%	111.86%
(0.16)	17.42	30.19%	390	2.89%	1.76	%(c)	(0.46)%	0.67%	47.59%
(0.07)	13.53	6.42%	126	7.15%	1.75	%(c)	(4.58)%	0.82%	83.63%

(0.06)	11.83	12.66%	35,543	1.40%	1.40	%(c)	0.08%	0.08%	10.52%
(0.11)	10.56	29.52%	34,409	1.46%	1.46	%(c)	0.60%	0.60%	45.66%
(0.09)	8.26	22.99%	39,621	1.40%	1.40	%(c)	0.91%	0.91%	33.73%
(0.07)	6.80	(8.21)%	50,653	1.36%	1.36	%(c)	0.80%	0.80%	55.87%
(0.13)	7.47	19.40%	71,607	1.40%	1.40%		0.73%	0.73%	54.34%
(0.04)	6.38	(21.25)%	70,535	1.37%	1.37%		1.39%	1.39%	96.24%

(0.06)	11.60	12.08%	236	5.40%	2.50	%(c)	(3.94)%	(1.04)%	10.52%
-	10.41	28.20%	87	9.86%	2.50	%(c)	(8.02)%	(0.66)%	45.66%
(0.05)	8.12	21.58%	12	13.40%	2.51	%(c)	(11.07)%	(0.18)%	33.73%
(0.07)	6.72	(9.29)%	15	13.56%	2.50	%(c)	(11.29)%	(0.23)%	55.87%

-	11.76	12.54%	204	2.03%	1.75	%(c)	(0.57)%	(0.29)%	10.52%
(0.01)	10.45	29.20%	4,322	2.09%	1.75	%(c)	(0.32)%	0.02%	45.66%
(0.09)	8.10	21.21%	163	2.50%	1.75	%(c)	0.18%	0.93%	33.73%
(0.07)	6.76	(8.75)%	122	3.46%	1.75	%(c)	(1.12)%	0.59%	55.87%

FINANCIAL HIGHLIGHTS	45

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Information Technology Fund
Class S
Period ended March 31, 2014†	$11.44	$(0.03)	$1.14	$1.11	$-	$-
Year ended September 30, 2013	10.72	(0.02)	0.74	0.72	-	-
Year ended September 30, 2012	8.22	(0.02)	2.52	2.50	-	-
Year ended September 30, 2011	8.05	(0.04)	0.21	0.17	-	-
Year ended September 30, 2010	7.79	(0.05)	0.35	0.30	(0.04)	-
Year ended September 30, 2009	7.86	(0.01)	(0.06)	(0.07)	-	-
Class C
Period ended March 31, 2014†	11.07	(0.10)	1.10	1.00	-	-
Year ended September 30, 2013	10.49	(0.14)	0.72	0.58	-	-
Year ended September 30, 2012	8.13	(0.13)	2.49	2.36	-	-
Year ended September 30, 2011	8.05	(0.13)	0.21	0.08	-	-
Class A
Period ended March 31, 2014†	11.30	(0.05)	1.11	1.06	-	-
Year ended September 30, 2013	10.65	(0.05)	0.70	0.65	-	-
Year ended September 30, 2012	8.20	(0.06)	2.51	2.45	-	-
Year ended September 30, 2011	8.05	(0.05)	0.20	0.15	-	-
ICON Materials Fund
Class S
Period ended March 31, 2014†	13.43	0.02	1.43	1.45	(0.06)	-
Year ended September 30, 2013	11.12	0.09	2.40	2.49	(0.18)	-
Year ended September 30, 2012	9.00	0.11	2.11	2.22	(0.10)	-
Year ended September 30, 2011	10.06	0.08	(1.08)	(1.00)	(0.06)	-
Year ended September 30, 2010	8.93	0.05	1.18	1.23	(0.10)	-
Year ended September 30, 2009	9.81	0.11	(0.91)	(0.80)	(0.08)	-
Class C
Period ended March 31, 2014†	13.24	(0.06)	1.41	1.35	-	-
Year ended September 30, 2013	10.94	(0.04)	2.38	2.34	(0.04)	-
Year ended September 30, 2012	8.92	- (d)	2.08	2.08	(0.06)	-
Year ended September 30, 2011	10.06	(0.03)	(1.05)	(1.08)	(0.06)	-
Class A
Period ended March 31, 2014†	13.36	(0.01)	1.42	1.41	(0.06)	-
Year ended September 30, 2013	11.07	0.05	2.38	2.43	(0.14)	-
Year ended September 30, 2012	8.97	0.08	2.10	2.18	(0.08)	-
Year ended September 30, 2011	10.06	0.05	(1.08)	(1.03)	(0.06)	-

46	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$-	$12.55	9.70%	$67,751	1.38%	1.38	%(c)	(0.57)%	(0.57)%	29.53%
-	11.44	6.72%	73,851	1.38%	1.38	%(c)	(0.22)%	(0.22)%	51.71%
-	10.72	30.41%	83,330	1.34%	1.34	%(c)	(0.20)%	(0.20)%	35.22%
-	8.22	2.11%	61,081	1.34%	1.34	%(c)	(0.40)%	(0.40)%	44.84%
(0.04)	8.05	3.91%	77,269	1.37%	1.37%		(0.58)%	(0.58)%	68.32%
-	7.79	(0.89)%	119,250	1.38%	1.38%		(0.09)%	(0.09)%	89.87%

-	12.07	9.03%	359	4.24%	2.50	%(c)	(3.46)%	(1.72)%	29.53%
-	11.07	5.53%	315	3.31%	2.50	%(c)	(2.16)%	(1.36)%	51.71%
-	10.49	29.03%	294	4.46%	2.50	%(c)	(3.22)%	(1.26)%	35.22%
-	8.13	0.99%	1	115.00%	2.51	%(c)	(113.96)%	(1.47)%	44.84%

-	12.36	9.38%	225	1.83%	1.75	%(c)	(0.98)%	(0.90)%	29.53%
-	11.30	6.10%	2,330	2.23%	1.75	%(c)	(0.94)%	(0.45)%	51.71%
-	10.65	29.88%	1,400	2.87%	1.75	%(c)	(1.71)%	(0.59)%	35.22%
-	8.20	1.86%	1	215.56%	1.75	%(c)	(214.36)%	(0.55)%	44.84%

(0.06)	14.82	10.84%	82,137	1.34%	1.34	%(c)	0.23%	0.23%	7.18%
(0.18)	13.43	22.73%	65,782	1.45%	1.45	%(c)	0.72%	0.72%	55.66%
(0.10)	11.12	24.85%	41,627	1.39%	1.39	%(c)	1.00%	1.00%	40.89%
(0.06)	9.00	(10.07)%	59,068	1.33%	1.33	%(c)	0.73%	0.73%	62.97%
(0.10)	10.06	13.92%	87,856	1.38%	1.38%		0.54%	0.54%	70.80%
(0.08)	8.93	(7.87)%	95,028	1.40%	1.40%		1.50%	1.50%	134.88%

-	14.59	10.20%	533	4.52%	2.50	%(c)	(2.90)%	(0.88)%	7.18%
(0.04)	13.24	21.43%	218	4.12%	2.50	%(c)	(1.95)%	(0.33)%	55.66%
(0.06)	10.94	23.36%	195	4.29%	2.51	%(c)	(1.82)%	(0.04)%	40.89%
(0.06)	8.92	(10.87)%	120	4.11%	2.50	%(c)	(1.91)%	(0.30)%	62.97%

(0.06)	14.71	10.60%	6,020	1.75%	1.75	%(c)	(0.15)%	(0.15)%	7.18%
(0.14)	13.36	22.24%	1,883	2.02%	1.75	%(c)	0.17%	0.44%	55.66%
(0.08)	11.07	24.44%	539	2.12%	1.76	%(c)	0.34%	0.70%	40.89%
(0.06)	8.97	(10.37)%	487	2.26%	1.74	%(c)	(0.07)%	0.45%	62.97%

FINANCIAL HIGHLIGHTS	47

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Utilities Fund
Class S
Period ended March 31, 2014†	$7.22	$0.09	$0.66	$0.75	$(0.09)	$-
Year ended September 30, 2013	6.81	0.20	0.43	0.63	(0.22)	-
Year ended September 30, 2012	6.29	0.20	0.55	0.75	(0.23)	-
Year ended September 30, 2011	6.15	0.24	0.31	0.55	(0.41)	-
Year ended September 30, 2010	5.66	0.19	0.44	0.63	(0.14)	-
Year ended September 30, 2009	6.34	0.14	(0.44)	(0.30)	(0.38)	-
Class C
Period ended March 31, 2014†	7.12	0.05	0.65	0.70	(0.05)	-
Year ended September 30, 2013	6.72	0.13	0.42	0.55	(0.15)	-
Year ended September 30, 2012	6.21	0.14	0.57	0.71	(0.20)	-
Year ended September 30, 2011	6.15	0.25	0.22	0.47	(0.41)	-
Class A
Period ended March 31, 2014†	7.14	0.08	0.65	0.73	(0.08)	-
Year ended September 30, 2013	6.73	0.18	0.42	0.60	(0.19)	-
Year ended September 30, 2012	6.24	0.20	0.53	0.73	(0.24)	-
Year ended September 30, 2011	6.15	0.34	0.17	0.51	(0.42)	-

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.
†	Unaudited
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.
(c)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.
(d)	Amount less than $0.005.
(e)	Percentage less than 0.005%.

The accompanying notes are an integral part of the financial statements.

48	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets(a)			Ratio of net investment income/(loss) to average net assets(a)
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(b)

$(0.09)	$7.88	10.47%	$30,603	1.51%	1.50	%(c)	2.45%	2.46%	21.79%
(0.22)	7.22	9.25%	29,117	1.62%	1.51	%(c)	2.71%	2.81%	121.14%
(0.23)	6.81	12.01%	23,524	1.53%	1.51	%(c)	3.00%	3.02%	50.92%
(0.41)	6.29	9.16%	21,313	1.61%	1.51	%(c)	3.75%	3.85%	114.73%
(0.14)	6.15	11.16%	32,036	1.67%	1.67%		3.28%	3.28%	84.45%
(0.38)	5.66	(4.39)%	22,547	1.70%	1.70%		2.70%	2.70%	90.27%

(0.05)	7.77	9.89%	2,691	2.51%	2.50	%(c)	1.44%	1.45%	21.79%
(0.15)	7.12	8.16%	2,834	2.47%	2.47	%(c)	1.89%	1.89%	121.14%
(0.20)	6.72	11.53%	3,256	2.47%	2.47	%(c)	2.17%	2.17%	50.92%
(0.41)	6.21	7.77%	24	122.08%	2.50	%(c)	(115.58)%	4.00%	114.73%

(0.08)	7.79	10.28%	2,053	1.81%	1.75	%(c)	2.07%	2.13%	21.79%
(0.19)	7.14	8.96%	2,402	1.74%	1.74	%(c)	2.55%	2.55%	121.14%
(0.24)	6.73	11.81%	7,113	1.70%	1.70	%(c)	3.03%	3.03%	50.92%
(0.42)	6.24	8.56%	449	185.34%	1.75	%(c)	(178.27)%	5.32%	114.73%

FINANCIAL HIGHLIGHTS	49

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014 (UNAUDITED)

1.  Organization

The ICON Consumer Discretionary Fund, ICON Consumer Staples Fund, ICON Energy Fund, ICON Financial Fund, ICON Healthcare Fund, ICON Industrials Fund, ICON Information Technology Fund, ICON Materials Fund, and ICON Utilities Fund are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end non-diversified investment management company. Each Fund offers three classes of shares: Class S, Class C and Class A. All classes have equal rights as to earnings, assets, and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently nine other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds invest primarily in securities of companies whose principal business activities fall within specific sectors and industries. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a non-diversified sector fund may involve greater risk and volatility than a more diversified fund. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity and small market share.

50	NOTES TO FINANCIAL STATEMENTS

The ICON Energy Fund has a significant weighting in the Integrated Oil & Gas industry, and the ICON Utilities Fund has a significant weighting in the Electric Utilities industry and the Multi-Utilities industry which may cause the Funds’ performance to be susceptible to the economic, business and/or other developments that may affect those industries.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not in the Funds’ judgment reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market

NOTES TO FINANCIAL STATEMENTS	51

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

52	NOTES TO FINANCIAL STATEMENTS

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2014:

	Level 1	Level 2	Total

ICON Consumer Discretionary Fund*
Assets
Common Stocks	$31,977,811	$-	$31,977,811
Collateral for Securities on Loan	-	2,078,550	2,078,550
Short-Term Investments	-	7,365,406	7,365,406

Total	$31,977,811	$9,443,956	$41,421,767

ICON Consumer Staples Fund*
Assets
Common Stocks	$39,258,820	$-	$39,258,820
Short-Term Investments	-	534,555	534,555

Total	$39,258,820	$534,555	$39,793,375

ICON Energy Fund*
Assets
Common Stocks	$711,530,389	$-	$711,530,389
Collateral for Securities on Loan	-	13,051,011	13,051,011
Short-Term Investments	-	20,118,397	20,118,397

Total	$711,530,389	$33,169,408	$744,699,797

NOTES TO FINANCIAL STATEMENTS	53

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

	Level 1	Level 2	Total
ICON Financial Fund*
Assets
Common Stocks	$8,765,094	$-	$8,765,094
Collateral for Securities on Loan	-	1,197,650	1,197,650
Short-Term Investments	-	3,267,817	3,267,817

Total	$8,765,094	$4,465,467	$13,230,561

ICON Healthcare Fund*
Assets
Common Stocks	$80,360,552	$-	$80,360,552
Short-Term Investments	-	37,717,383	37,717,383

Total	$80,360,552	$37,717,383	$118,077,935

ICON Industrials Fund*
Assets
Common Stocks	$33,729,936	$-	$33,729,936
Short-Term Investments	-	2,303,236	2,303,236

Total	$33,729,936	$2,303,236	$36,033,172

ICON Information Technology Fund*
Assets
Common Stocks	$62,548,883	$-	$62,548,883
Short-Term Investments	-	7,294,511	7,294,511

Total	$62,548,883	$7,294,511	$69,843,394

ICON Materials Fund*
Assets
Common Stocks	$76,739,560	$-	$76,739,560
Short-Term Investments	-	11,932,297	11,932,297

Total	$76,739,560	$11,932,297	$88,671,857

ICON Utilities Fund*
Assets
Common Stocks	$34,660,654	$-	$34,660,654
Collateral for Securities on Loan	-	2,722,850	2,722,850
Short-Term Investments	-	601,395	601,395

Total	$34,660,654	$3,324,245	$37,984,899

*	Please refer to the Schedule of Investments and the Sector/Industry Classification tables for additional security details.

No Level 3 securities were held in any of the Funds at March 31, 2014.

54	NOTES TO FINANCIAL STATEMENTS

For the period ended March 31, 2014, there was no transfer activity between Level 1, Level 2 or Level 3. The end of period timing recognition is used for transfers between levels of the Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the

NOTES TO FINANCIAL STATEMENTS	55

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2014.

Securities Lending Offsetting Table

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Asset Amounts Presented in Statement of Assets and Liabilities(a)	Financial Instrument	Collateral Received(b)	Net Amount (not less than 0)
ICON Consumer Discretionary Fund	$2,041,130	-	$(2,041,130)	$0
ICON Energy Fund	12,806,393	-	(12,806,393)	0
ICON Financial Fund	1,022,175	-	(1,022,175)	0
ICON Utilities Fund	2,696,772	-	(2,696,772)	0

(a)	Represents market value of loaned securities at period end.

(b)	The actual collateral received is greater than the amount shown here due to overcollateralization.

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio which is disclosed on the Schedule of Investments. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned by the Funds for the period ended March 31, 2014, is included in the Statement of Operations.

For the period ended March 31, 2014, the following Funds had securities with the following values on loan:

Fund	Loaned Securities	Collateral
ICON Consumer Discretionary Fund	$2,041,130	$2,078,550
ICON Energy Fund	12,806,393	13,051,011
ICON Financial Fund	1,022,175	1,197,650
ICON Utilities Fund	2,696,772	2,722,850

56	NOTES TO FINANCIAL STATEMENTS

The value of the collateral above could include collateral held for securities that were sold on or before March 31, 2014. It may also include collateral received from the pre-funding of security loans.

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

NOTES TO FINANCIAL STATEMENTS	57

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Below are the class level expenses that are included on the Statement of Operations:

Fund	Legal Expense	Printing and Postage Expense	Transfer Agent Expense
ICON Consumer Discretionary Fund
Class S	$1,254	$6,152	$37,711
Class C	18	133	483
Class A	97	366	2,879
ICON Consumer Staples Fund
Class S	1,128	5,905	28,658
Class C	58	243	1,463
Class A	86	280	4,111

58	NOTES TO FINANCIAL STATEMENTS

Fund	Legal Expense	Printing and Postage Expense	Transfer Agent Expense
ICON Energy Fund
Class S	$22,650	$45,840	$531,260
Class C	533	988	11,103
Class A	940	1,972	20,716
ICON Financial Fund
Class S	551	4,952	29,563
Class C	4	115	172
Class A	45	1,060	2,586
ICON Healthcare Fund
Class S	3,177	11,403	99,676
Class C	9	126	430
Class A	126	297	1,823
ICON Industrials Fund
Class S	1,218	5,464	23,722
Class C	6	110	132
Class A	38	222	1,100
ICON Information Technology Fund
Class S	2,421	8,240	61,228
Class C	12	132	391
Class A	53	352	767
ICON Materials Fund
Class S	2,380	5,876	58,976
Class C	11	128	343
Class A	113	238	1,189
ICON Utilities Fund
Class S	973	4,695	31,104
Class C	91	362	1,329
Class A	75	468	1,541

3.  Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% on the first $500 million of average daily net assets, 0.95% on the next $250 million, 0.925% on the next $750 million, 0.90% on the next $3.5 billion, and 0.875% on average daily net assets over $5 billion.

NOTES TO FINANCIAL STATEMENTS	59

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

ICON Advisers has contractually agreed to limit its Funds’ expenses (exclusive of brokerage, interest, taxes, dividends on short sales and extraordinary expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A
ICON Consumer Discretionary Fund	1.74%	2.74%	1.99%
ICON Consumer Staples Fund	1.50%	2.50%	1.75%
ICON Energy Fund	1.50%	2.50%	1.75%
ICON Financial Fund	1.50%	2.50%	1.75%
ICON Healthcare Fund	1.50%	2.50%	1.75%
ICON Industrials Fund	1.50%	2.50%	1.75%
ICON Information Technology Fund	1.50%	2.50%	1.75%
ICON Materials Fund	1.50%	2.50%	1.75%
ICON Utilities Fund	1.50%	2.50%	1.75%

The Funds’ expense limitations will continue in effect until at least January 31, 2015. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2014 the following amounts were still available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2014	2015	2016	2017
ICON Consumer Discretionary Fund	$765	$1,981	$1,881	$2,101
ICON Consumer Staples Fund	1,309	6,526	3,344	3,060
ICON Financial Fund	981	2,094	8,359	45,597
ICON Healthcare Fund	1,525	3,689	3,191	3,600
ICON Industrials Fund	869	2,990	4,711	3,871
ICON Information Technology Fund	1,068	4,024	5,822	3,577
ICON Materials Fund	1,276	3,598	5,169	3,549
ICON Utilities Fund	1,320	5,758	25,930	2,067

Accounting, Custody and Transfer Agent Fees

State Street Bank and Trust Company (“State Street”) serves as the fund accounting agent for the Funds. For its services, the Trust pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

60	NOTES TO FINANCIAL STATEMENTS

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays a per account fee, plus certain other transaction Cusip charges and out-of-pocket expenses. BFDS may pay each Fund transfer agent earnings credits. Transfer agent earnings credits are credits received for interest which results from overnight balances used by BFDS for clearing shareholder transactions.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the period ended March 31, 2014, each Fund’s payment for administrative services to ICON Advisers is included on the Statement of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement under which State Street assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares. Under the 12b-1 Plan, Class A shareholders pay an annual distribution and service fee of 0.25% of average daily net assets. The Class C shareholders pay an annual

NOTES TO FINANCIAL STATEMENTS	61

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

distribution and service fee of 1.00% of average daily net assets. There is no annual distribution and service fee for Class S shares. The total amount paid under the 12b-1 plans, if any, by the Funds is shown on the Statement of Operations.

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust paid $120,000 of the CCO’s salary and the remaining portion is paid by ICON Advisers. For the period ended March 31, 2014, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

The Fund may reimburse ICON Advisers for legal work performed for the Fund by its attorneys outside of the advisory and administration contracts. The Board of Trustees reviews and approves such reimbursements. For the period ended March 31, 2014, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statement of Operations.

4.  Borrowings

The Trust has entered into a Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing is limited to $150 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The average interest rate charged for the Period ended March 31, 2014 was 1.30%.

For the period ended March 31, 2014 the average outstanding loan by Fund was as follows:

Fund*	Average Borrowing (10/1/13-3/31/14)
ICON Consumer Discretionary Fund	$85,676
ICON Consumer Staples Fund	437
ICON Information Technology Fund	64,015
ICON Utilities Fund	4,113

*	There were no outstanding loans as of March 31, 2014.

62	NOTES TO FINANCIAL STATEMENTS

5.  Purchases and Sales of Investment Securities

For the period ended March 31, 2014, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) was as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
ICON Consumer Discretionary Fund	$29,655,134	$38,244,546
ICON Consumer Staples Fund	8,987,786	10,362,319
ICON Energy Fund	276,547,626	263,523,001
ICON Financial Fund	3,369,317	5,631,362
ICON Healthcare Fund	72,242,833	101,268,791
ICON Industrials Fund	3,561,396	9,652,383
ICON Information Technology Fund	19,303,356	32,421,557
ICON Materials Fund	13,817,204	4,958,128
ICON Utilities Fund	7,464,048	9,904,657

6.  Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as deferrals of wash sale losses, foreign currency transactions, and net investment losses.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital losses will expire unused.

NOTES TO FINANCIAL STATEMENTS	63

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

For the year ended September 30, 2013 the following Funds had capital loss carryforwards:

Fund	Amounts	Expires
ICON Consumer Discretionary Fund	$724,922	2017
ICON Financial Fund	46,411,353	2017
	43,715,782	2018
ICON Industrials Fund	2,696,930	2016
	28,045,106	2017
ICON Information Technology Fund	17,922,126	2017
	6,573,259	2018
ICON Materials Fund	7,882,389	2017
	7,349,690	2018
ICON Utilities Fund	755,843	2017
	3,844,832	2018

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2013 the following Funds utilized capital loss carryforwards:

Fund	Amount
ICON Consumer Discretionary Fund	$16,583,749
ICON Consumer Staples Fund	2,185,922
ICON Financial Fund	11,320,296
ICON Healthcare Fund	862,678
ICON Industrials Fund	4,479,569
ICON Information Technology Fund	3,971,552
ICON Materials Fund	2,674,405
ICON Utilities Fund	4,903,430

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2013, were as follows:

	Distributions Paid from
Fund	Ordinary Income	Net Long- Term Gains	Total Distributions Paid
ICON Consumer Discretionary Fund	$107,081	$-	$107,081
ICON Consumer Staples Fund	754,642	-	754,642
ICON Energy Fund	8,178,130	-	8,178,130
ICON Financial Fund	301,882	-	301,882
ICON Healthcare Fund	965,959	-	965,959
ICON Industrials Fund	420,622	-	420,622
ICON Materials Fund	569,895	-	569,895
ICON Utilities Fund	869,972	-	869,972

64	NOTES TO FINANCIAL STATEMENTS

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains	Late Year Loss Deferral**	Capital Loss Carryover	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
ICON Consumer Discretionary Fund	$-	$-	$(144,779)	$(724,922)	$5,332,744	$4,463,043
ICON Consumer Staples Fund	93,743	2,814,535	-	-	2,151,753	5,060,031
ICON Energy Fund	1,301,971	11,645,709	-	-	105,910,179	118,857,859
ICON Financial Fund	278,277	-	-	(90,127,135)	1,028,248	(88,820,610)
ICON Healthcare Fund	5,937,539	20,004,875	-	-	14,071,142	40,013,556
ICON Industrials Fund	198,892	-	-	(30,742,036)	8,626,685	(21,916,459)
ICON Information Technology Fund	-	-	(333,536)	(24,495,385)	18,788,202	(6,040,719)
ICON Materials Fund	347,882	-	-	(15,232,079)	13,802,699	(1,081,498)
ICON Utilities Fund	3,401	-	-	(4,600,675)	(35,347)	(4,632,621)

*	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

**	The Funds have elected to defer certain qualified late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the following fiscal year.

NOTES TO FINANCIAL STATEMENTS	65

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

As of March 31, 2014, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
ICON Consumer Discretionary Fund	$37,980,234	$3,760,820	$(319,287)	$3,441,533
ICON Consumer Staples Fund	36,161,793	4,122,298	(490,716)	3,631,582
ICON Energy Fund	646,311,100	109,118,391	(10,729,694)	98,388,697
ICON Financial Fund	12,368,300	981,867	(119,606)	862,261
ICON Healthcare Fund	108,455,514	10,613,439	(991,018)	9,622,421
ICON Industrials Fund	26,088,216	10,029,762	(84,806)	9,944,956
ICON Information Technology Fund	53,863,437	17,115,873	(1,135,916)	15,979,957
ICON Materials Fund	68,026,201	21,139,571	(493,915)	20,645,656
ICON Utilities Fund	35,535,504	2,660,386	(210,991)	2,449,395

7.  Accounting Pronouncement

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Fund, management expects that the impact of the Fund’s adoption will be limited to additional financial statement disclosures.

8.  Subsequent Events

Management has evaluated the possibility of subsequent events and determined that there are no material events that would require disclosure in the Funds’ financial statements.

66	NOTES TO FINANCIAL STATEMENTS

SIX MONTH HYPOTHETICAL EXPENSE EXAMPLE

MARCH 31, 2014 (UNAUDITED)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/1/13 – 3/31/14).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs

EXPENSE EXAMPLE	67

only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expense Paid During Period 10/1/13-3/31/14*	Annualized Expense Ratio 10/1/13-3/31/14*
Actual Expenses
ICON Consumer Discretionary Fund
Class S	$1,000	$1,091.00	$7.92	1.52%
Class C	1,000	1,084.00	14.24	2.74%
Class A	1,000	1,089.10	9.43	1.81%
ICON Consumer Staples Fund
Class S	1,000	1,079.20	7.46	1.44%
Class C	1,000	1,073.00	12.92	2.50%
Class A	1,000	1,076.20	9.06	1.75%
ICON Energy Fund
Class S	1,000	1,046.10	6.53	1.28%
Class C	1,000	1,040.80	12.06	2.37%
Class A	1,000	1,044.60	7.85	1.54%
ICON Financial Fund
Class S	1,000	1,067.30	7.73	1.50%
Class C	1,000	1,079.30	12.96	2.50%
Class A	1,000	1,067.90	9.02	1.75%
ICON Healthcare Fund
Class S	1,000	1,179.40	7.39	1.36%
Class C	1,000	1,172.00	13.54	2.50%
Class A	1,000	1,176.50	8.47	1.56%
ICON Industrials Fund
Class S	1,000	1,126.60	7.42	1.40%
Class C	1,000	1,120.80	13.22	2.50%
Class A	1,000	1,125.40	9.27	1.75%
ICON Information Technology Fund
Class S	1,000	1,097.00	7.21	1.38%
Class C	1,000	1,090.30	13.03	2.50%
Class A	1,000	1,093.80	9.14	1.75%
ICON Materials Fund
Class S	1,000	1,108.40	7.04	1.34%
Class C	1,000	1,102.00	13.10	2.50%
Class A	1,000	1,106.00	9.19	1.75%

68	EXPENSE EXAMPLE

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expense Paid During Period 10/1/13-3/31/14*	Annualized Expense Ratio 10/1/13-3/31/14*
ICON Utilities Fund
Class S	$1,000	$1,104.70	$7.87	1.50%
Class C	1,000	1,098.90	13.08	2.50%
Class A	1,000	1,102.80	9.17	1.75%
Hypothetical (assuming a 5% return before expenses)
ICON Consumer Discretionary Fund
Class S	1,000	1,017.35	7.64
Class C	1,000	1,011.27	13.74
Class A	1,000	1,015.91	9.10
ICON Consumer Staples Fund
Class S	1,000	1,017.75	7.24
Class C	1,000	1,012.47	12.54
Class A	1,000	1,016.21	8.80
ICON Energy Fund
Class S	1,000	1,018.55	6.44
Class C	1,000	1,013.11	11.89
Class A	1,000	1,017.25	7.75
ICON Financial Fund
Class S	1,000	1,017.45	7.54
Class C	1,000	1,012.47	12.54
Class A	1,000	1,016.21	8.80
ICON Healthcare Fund
Class S	1,000	1,018.15	6.84
Class C	1,000	1,012.47	12.54
Class A	1,000	1,017.15	7.85
ICON Industrials Fund
Class S	1,000	1,017.95	7.04
Class C	1,000	1,012.47	12.54
Class A	1,000	1,016.21	8.80
ICON Information Technology Fund
Class S	1,000	1,018.05	6.94
Class C	1,000	1,012.47	12.54
Class A	1,000	1,016.21	8.80
ICON Materials Fund
Class S	1,000	1,018.25	6.74
Class C	1,000	1,012.47	12.54
Class A	1,000	1,016.21	8.80

EXPENSE EXAMPLE	69

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expense Paid During Period 10/1/13-3/31/14*	Annualized Expense Ratio 10/1/13-3/31/14*
ICON Utilities Fund
Class S	$1,000	$1,017.45	$7.54
Class C	1,000	1,012.47	12.54
Class A	1,000	1,016.21	8.80

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

70	EXPENSE EXAMPLE

OTHER INFORMATION (UNAUDITED)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

Cost Basis Information

Effective January 1, 2012, federal law requires mutual fund companies to maintain and report a shareholder’s cost basis by tax lot, gain/loss information and holding period of covered shares to the Internal Revenue Service on Form 1099. Covered shares are mutual fund shares acquired on or after January 1, 2012. A fund is not required to maintain and report information for shares not deemed as covered.

The new law requires each fund to elect a default tax identification methodology in order to perform the required reporting. As a result, the Trust has chosen Average Cost as its default tax identification methodology. This is the method each Fund will use. However, at the time of purchase or upon the sale of covered shares, shareholders may choose a different tax identification method. Furthermore, if you purchase shares through a financial intermediary, please contact the intermediary to find out what default tax identification method they will use. We recommend that you consult your tax adviser to determine which tax identification methodology best suits your individual tax situation.

OTHER INFORMATION	71

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

72	OTHER INFORMATION

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ICON FUNDS PRIVACY INFORMATION

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■  Social Security number and account balances

■  income and transaction history

■  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

FUNDS PRIVACY INFORMATION	73

Who we are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What we do
How does ICON protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?

We collect your personal information, for example, when you

■  open an account or enter into an investment advisory contract

■  provide account information or give us your contact information

■  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■  sharing for affiliates’ everyday business purposes — information about your creditworthiness

■  affiliates from using your information to market to you

■  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■  Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■  Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ ICON doesn’t jointly market

74	FUNDS PRIVACY INFORMATION

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For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconfunds.com

By E-Mail	info@iconadvisers.com

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The schedule of investments in securities of unaffiliated issuers is included in Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date    May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date    May 29, 2014

By (Signature and Title)*	/s/ Carrie M. Schoffman
Carrie M. Schoffman, Vice President, Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date    May 29, 2014

*	Print the name and title of each signing officer under his or her signature.